As filed with the Securities and Exchange Commission on July 27, 2012

 Securities Act Registration No. 333-57548
 Investment Company Act Registration No. 811-10319

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. [ ]	[Ö]
[ ]
Post-Effective Amendment No. 27	[Ö]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 28	[Ö]

USA MUTUALS
(Exact Name of Registrant as Specified in Charter)

700 N. Pearl Street, Suite 900
Dallas, Texas 75201
(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code: (800) 688-8257

Joseph C. Neuberger
U.S. Bancorp Fund Services, LLC
615 E. Michigan Street, 2nd Floor
Milwaukee, Wisconsin 53202

(Name and Address of Agent for Service)

Copies to:

Carol A. Gehl Godfrey & Kahn, S.C. 780 North Water Street Milwaukee, Wisconsin 53202	Rachel A. Spearo U.S. Bancorp Fund Services, LLC 615 E. Michigan Street, 2nd Floor Milwaukee, Wisconsin 53202

It is proposed that this filing will become effective (check appropriate box):
[   ]           immediately upon filing pursuant to paragraph (b) of Rule 485.
[Ö ]          on July 29, 2012 pursuant to paragraph (b) of Rule 485.
[   ]           60 days after filing pursuant to paragraph (a)(1) of Rule 485.
[   ]           on (date) pursuant to paragraph (a)(1) of Rule 485.
[   ]           75 days after filing pursuant to paragraph (a)(2) of Rule 485.
[   ]           on (date) pursuant to paragraph (a)(2) of Rule 485.

[X]
Explanatory Note: This Post-Effective Amendment No. 27 to the Registration Statement of USA Mutuals is being filed to add the audited financial statements and certain related financial information for the fiscal year ended March 31, 2012.

Prospectus

July 29, 2012

Vice Fund
Investor Class Shares (VICEX)
Class A Shares (VICAX)
Class C Shares (VICCX)

Generation Wave Growth Fund
Investor Class Shares (GWGFX)

Phone: 1-866-264-8783 Web: www.USAMutuals.com	Investment Advisor Mutuals Advisors, Inc. Plaza of the Americas 700 North Pearl Street, Suite 900 Dallas, Texas 75201

Neither the Securities and Exchange Commission (the “SEC”) nor any state securities commission has approved or disapproved these securities or passed upon the adequacy of this prospectus.  Any representation to the contrary is a criminal offense.

This prospectus applies to Investor Class, Class A and Class C shares of the Vice Fund and Investor Class shares of the Generation Wave Growth Fund (each, a “Fund,” and collectively, the “Funds”).  The Generation Wave Growth Fund is also currently authorized to issue Class A and Class C shares, which are described in a separate prospectus.

Table of Contents - Prospectus - Vice and Generation Wave Growth Funds - Investor, Class A and Class C Shares

Summary Section

Vice Fund

Investment Objective
The Fund’s investment objective is long-term growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold Investor Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
	Investor Class Shares	Class A Shares	Class C Shares
Maximum Front-End Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	None	5.75%	None
Maximum Contingent Deferred Sales Charge (Load) (as a percentage of the shares redeemed within 12 months of purchase)(1)	None	None	1.00%

Maximum Contingent Deferred Sales Charge (Load) (as a percentage of purchases of $1,000,00 or more that are redeemed within 18 months of purchase)(1)	None	1.00%	None
Redemption Fee (as a percentage of amount redeemed on shares held 60 days or less)	1.00%	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.95%	0.95%	0.95%
Distribution (12b-1) Fees(2)	0.25%	0.25%	1.00%
Other Expenses	0.53%	0.54%	0.52%
Total Annual Fund Operating Expenses	1.73%	1.74%	2.47%
Expense Recoupment	0.04%	0.00%	0.00%
Total Annual Fund Operating Expenses After Expense Recoupment(3)	1.77%	1.74%	2.47%

(1)	The contingent deferred sales charge (“CDSC”) is based on the net asset value (“NAV”) of the shares at the time of purchase.
(2)
The Fund has adopted a distribution plan pursuant to Rule 12b-1 (the “Rule 12b-1 Plan”) under the Investment Company Act of 1940, as amended (the “1940 Act”).  Under the Rule 12b-1 Plan, the Fund may pay an annual Rule 12b-1 distribution fee of up to 0.50% for Class A shares.  As of the date of this prospectus, the Fund’s Board of Trustees (the “Board of Trustees”) has authorized a Rule 12b-1 distribution fee of only 0.25% for Class A shares.

(3)
Mutuals Advisors, Inc. (“MAI” or “Adviser”), the Fund’s investment adviser, has contractually agreed to limit the Fund’s total annual fund operating expenses (exclusive of taxes, interest and dividends on short sales, brokerage, dividends on short positions and acquired fund fees and expenses and extraordinary expenses) to 1.85%, 1.85% and 2.60% of average net assets of the Fund for Investor Class shares, Class A shares and Class C shares, respectively, through July 31, 2013, with such renewal terms of one year, each measured from the date of renewal, as may be approved by the Fund’s Board of Trustees (the “Board of Trustees”), unless either the Board of Trustees or MAI terminates the agreement prior to such renewal.  Subject to approval by the Board of Trustees, MAI may request recoupment of previously waived fees and paid expenses from the Fund for three years after the end of the fiscal year in which such fees and expenses were waived or paid, subject to the expense waiver and reimbursement agreement.

Example
The following Example is intended to help you compare the cost of investing in the Investor Class shares of the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Investor Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year, that you reinvest all dividends and distributions, and that the Fund’s operating expenses remain the same each year.  The fee waiver/expense reimbursement agreement discussed in the table above is reflected only through July 31, 2013.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

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	One Year	Three Years	Five Years	Ten Years
Investor Class	$180	$557	$959	$2,084
Class A	$742	$1,091	$1,464	$2,509
Class C	$350	$770	$1,316	$2,806

If you did not redeem your Class C shares, you would pay the following expenses:
Class C	$250	$770	$1,316	$2,806

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These transaction costs, and potentially higher taxes, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 83.66% of the average value of its portfolio.

Principal Investment Strategies
The Fund, a non-diversified investment company, invests primarily in equity securities (i.e., common stocks, preferred stocks and securities convertible into common stocks) of small, medium and large capitalization companies, which include U.S. issuers and foreign issuers, including those whose securities are traded in foreign jurisdictions, as well as those whose securities are traded in the U.S. as American Depositary Receipts (“ADRs”).

Under normal market conditions, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies that derive a significant portion of their revenues from a group of vice industries that includes the alcoholic beverages, tobacco, gaming and defense/aerospace industries.  The Fund will concentrate at least 25% of its net assets in this group of vice industries (but no more than 80% of its net assets in any single industry).

The Fund will also participate in other strategies in an attempt to generate incremental returns, including short selling of securities and certain options strategies.  Use of these strategies may vary depending upon market and other conditions, and may be limited by regulatory and other constraints to which the Fund is subject.

For cash management purposes, the Fund may hold up to 20% of its net assets in cash or similar short-term, high-quality debt securities.  These short-term debt securities and money market instruments include commercial paper, certificates of deposit, bankers’ acceptances, shares of money market mutual funds, U.S. Government securities and repurchase agreements.

Principal Risks
The risks associated with an investment in the Vice Fund can increase during times of significant market volatility.  The principal risks of the Vice Fund include:

●	the risk that you could lose all or portion of your investment in the Fund;
●	the risk that certain stocks selected for the Fund’s portfolio may decline in value more than the overall stock market;
●
the risk that investment strategies employed by MAI in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments;

●	the risk that asset allocation to a particular strategy does not reflect actual market movement or the effect of economic conditions;
●
because the Fund is non-diversified (meaning that compared to diversified mutual funds, the Fund may invest a greater percentage of its assets in a particular issuer), its shares may be more susceptible to adverse changes in the value of a particular security than would be the shares of a diversified mutual fund;

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●
because the Fund will concentrate at least 25% of its net assets in the group of four vice industries identified in this prospectus, the Fund may be subject to the risks affecting those industries, including the risk that the securities of companies within those industries will underperform due to adverse economic conditions, regulatory or legislative changes or increased competition affecting those industries, more than would a fund that invests in a wide variety of industries;

●
the risk of investing in small- to mid-capitalization companies whose performance can be more volatile and who face greater risk of business failure, which could increase the volatility of the Fund’s portfolio;

●	the risk that the Fund may have difficulty selling small- to mid-capitalization securities during a down market due to lower liquidity;
●	the risk that political, social or economic instability in foreign developed markets may cause the value of the Fund’s investments in foreign securities to decline;
●	currency-rate fluctuations due to political, social or economic instability may cause the value of the Fund’s investments to decline;
●	the risk of investing in derivatives, specifically call and put options, for hedging purposes and to reduce Fund volatility, as well as direct investment; and
●
the risk of loss if the value of a security sold short increases prior to the scheduled delivery date, since the Fund must pay more for the security than it has received from the purchaser in the short sale.

Performance
The performance information demonstrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance.  The information shown assumes reinvestment of distributions.  Remember, the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available through the Fund’s website at www.usamutuals.com.

Vice Fund - Investor Class Shares(1)
Calendar Year Returns as of December 31
(1)
The returns shown in the bar chart are for the Fund’s Investor Class shares.  Class A and Class C shares would have substantially similar returns because the Fund’s Investor Class, Class A and Class C shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes do not have the same expenses.  Sales loads are not reflected in the bar chart or in the best and worst quarterly returns set forth below.  If sales loads were reflected, the returns shown would have been lower.

The calendar year-to-date return for the Fund’s Investor Class shares as of June 30, 2012 was 10.52%.  During the period shown in the bar chart, the best performance for a quarter was 21.72% (for the quarter ended June 30, 2003).  The worst performance was -20.12% (for the quarter ended December 31, 2008).

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Average Annual Total Returns (Investor Class Shares)(1) (For the periods ended December 31, 2011)
	One Year	Five Years	Since Inception (8/30/2002)
Investor Class Shares
Return Before Taxes	10.82%	0.29%	8.20%
Return After Taxes on Distributions	10.65%	0.02%	7.99%
Return After Taxes on Distributions and Sale of Fund Shares	7.26%	0.22%	7.24%
S&P 500 Index® (reflects no deductions for fees, expenses or taxes)	2.11%	(0.25)%	5.54%

(1)
The returns in the table are for Investor Class shares but Class A and Class C shares would have substantially similar annual returns because the Fund’s Investor Class, Class A and Class C shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes do not have the same expenses.  Sales loads are not reflected in the table.  If sales loads were reflected, the returns shown would have been lower.

After-tax returns are shown for Investor Class shares and will vary for Class A and Class C shares.  After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).

Investment Advisor
Mutuals Advisors, Inc. is the Fund’s investment advisor.

Portfolio Manager
Mr. Gerald Sullivan, Portfolio Manager, has managed the Fund since June 1, 2011.

For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to “Purchase and Sale of Fund Shares, Taxes and Financial Intermediary Compensation” on page 9.

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Generation Wave Growth Fund

Investment Objective
The investment objective of the Fund is capital appreciation over the long term while at times providing a low level of current income.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold Investor Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Redemption Fee (as a percentage of amount redeemed on shares held 60 days or less)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.95%
Other Expenses	1.35%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses(1)	2.32%
Less: Fee Waiver/Expense Reimbursement	-0.55%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement(2)	1.77%

(1)
Please note that the Total Annual Fund Operating Expenses in the table above do not correlate to the ratio of Expenses to Average Net Assets found within the “Financial Highlights” section of the prospectus which does not reflect acquired fund fees and expenses.

(2)
Mutual Advisors, Inc. (“MAI” or “Adviser”), the Fund’s investment adviser, has contractually agreed to limit the Fund’s total annual fund operating expenses (exclusive of taxes, interest and dividends on short positions, brokerage, acquired fund fees and expenses and extraordinary expenses) to 1.75% of average net assets of the Fund through July 31, 2013, with such renewal terms of one year, each measured from the date of renewal, as may be approved by the Fund’s Board of Trustees (the “Board of Trustees”), unless either the Board of Trustees or MAI terminates the agreement prior to such renewal.

Example
The following Example is intended to help you compare the cost of investing in the Investor Class shares of the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in Investor Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% rate of return each year, that you reinvest all dividends and distributions, and that the Fund’s operating expenses remain the same each year.  The fee waiver/expense reimbursement agreement discussed in the table above is reflected only through July 31, 2013.  Although your actual costs may be higher or lower, based on these assumptions your costs for the Fund would be:

One Year	Three Years	Five Years	Ten Years
$180	$672	$1,190	$2,614

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These transaction costs, and potentially higher taxes, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 127.99% of the average value of its portfolio.

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Principal Investment Strategies
To best achieve its investment objective, the Fund, a non-diversified investment company, invests primarily in equity securities (i.e. common stocks, preferred stocks and securities convertible into common stocks) of small, medium or large capitalization companies, both domestic and foreign, in different market sectors.  The Fund may also invest in third-party investment companies.  In addition, the Fund may borrow money, a practice known as “leveraging,” to meet redemptions, for other emergency purposes or to increase its portfolio holdings.

The Fund may, to a more limited degree, also purchase fixed-income securities.  Additionally, the Fund may engage in short sales and certain options strategies.

It is anticipated that at any given time, the companies in which the Fund invests may fall anywhere on the spectrum of industries and sectors currently available focusing on the demographic, economic and lifestyle trends of any one or all of the Baby Boomer (persons born between 1946 and 1964), Generation X (persons born between 1965 and 1980), and Generation Y (persons born between 1980 and the late 1990s) populations.  The Fund may, from time to time, have greater than 25% of its net assets concentrated in one or more sectors (but no more than 80% of its net assets in any single sector), such as the consumer discretionary, consumer staples, commodities, energy, financials, industrials, health care, materials, real estate, technology, telecommunications, and utilities sectors.

The Fund’s portfolio manager begins his investment process with a top-down, macroeconomic analysis of equities; the impact of demographics is an important element of this analysis.  The portfolio manager’s individual security selection follows, and is based upon a careful evaluation of fundamentals and various valuation measures of companies operating within targeted industry groups.  Sell decisions can be driven by larger, market-related concerns (e.g., the portfolio manager believes that the broader market is in a correcting phase) or by company-specific factors (e.g., the company’s fundamentals are not delivering as expected or all catalysts have materialized thus limiting further upside).

For cash management purposes, the Fund may hold up to 20% of its net assets in cash or similar short-term, high-quality debt securities.  These short-term debt securities and money market instruments include commercial paper, certificates of deposit, bank deposits, bankers’ acceptances, shares of money market mutual funds, U.S. Government securities and repurchase agreements.

Principal Risks
The risks associated with an investment in the Fund can increase during times of significant market volatility.  The principal risks of the Fund include:

●	the risk that you could lose all or portion of your investment in the Fund;
●	the risk that certain stocks selected for the Fund’s portfolio may decline in value more than the overall stock market;
●
the risk that investment strategies employed by MAI in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments;

●	the risk that asset allocation to a particular strategy does not reflect actual market movement or the effect of economic conditions;
●
because the Fund is non-diversified (meaning that compared to diversified mutual funds, the Fund may invest a greater percentage of its assets in a particular issuer), its shares may be more susceptible to adverse changes in the value of a particular security than would be the shares of a diversified mutual fund;

●
because the Fund may concentrate its investments in one or more sectors, the Fund may be subject to the risks affecting a particular sector, including the risk that the securities of companies within a particular sector will underperform due to adverse economic conditions, regulatory or legislative changes or increased competition affecting the sector, more than would a fund that invests in a wide variety of market sectors;

●
the risk of investing in small- to mid-capitalization companies whose performance can be more volatile and who face greater risk of business failure, which could increase the volatility of the Fund’s portfolio;

●	the risk that the Fund may have difficulty selling small- to mid-capitalization securities during a down market due to lower liquidity;

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●	the risk of interest rate fluctuation in connection with investments in bonds or other fixed-income securities;
●	the risk that an issuer of fixed-income securities will not make timely payments of principal and interest (credit risk);
●	there is no assurance the U.S. Government will provide financial support on securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities;
●	the risk that political, social or economic instability in foreign developed and emerging markets may cause the value of the Fund’s investments in foreign securities to decline;
●	the risk that leveraging may exaggerate the effect on net asset value of any increase or decrease in the market value of the Fund’s portfolio;
●
the risk associated with bearing indirect fees and expenses charged by any underlying investment companies in which the Fund may invest in addition to its direct fees and expenses, as well as indirectly bearing the principal risks of those investment companies;

●	currency-rate fluctuations due to political, social or economic instability may cause the value of the Fund’s investments to decline;
●	the risk of investing in derivatives, specifically call and put options, for hedging purposes and to reduce Fund volatility, as well as direct investment; and
●
the risk of loss if the value of a security sold short increases prior to the scheduled delivery date, since the Fund must pay more for the security than it has received from the purchaser in the short sale.

Performance
The performance information demonstrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance.  The information shown assumes reinvestment of distributions.  Remember, the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available through the Fund’s website at www.usamutuals.com.

Generation Wave Growth Fund - Investor Class Shares
Calendar Year Returns as of December31

The Fund’s calendar year-to-date return for the Fund’s Investor Class shares as of June 30, 2012 was 4.93%.  During the period shown in the bar chart, the best performance for a quarter was 19.12% (for the quarter ended June 30, 2003).  The worst performance was -20.07% (for the quarter ended December 31, 2008).

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Average Annual Total Returns
(For the periods ended December 31, 2011)
	One Year	Five Years	Ten Years	Since Inception (6/21/2001)
Investor Class Shares
Return Before Taxes	(6.25)%	(3.80)%	1.15%	1.11%
Return After Taxes on Distributions	(6.25)%	(5.07)%	0.45%	0.44%
Return After Taxes on Distributions and Sale of Fund Shares	(4.06)%	(3.19)%	0.97%	0.94%
S&P 500 Index® (reflects no deductions for fees, expenses or taxes)	2.11%	(0.25)%	2.92%	2.12%

After-tax returns are shown for Investor Class shares and are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the effect of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs.

In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period.  A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Investment Advisor
Mutuals Advisors, Inc. is the Fund’s investment advisor.

Portfolio Manager
Mr. Gerald Sullivan, Portfolio Manager, has managed the Fund since June 1, 2011.

For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to “Purchase and Sale of Fund Shares, Taxes and Financial Intermediary Compensation” on page 9.

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Purchase and Sale of Fund Shares, Taxes and Financial Intermediary Compensation

Purchase and Sale of Fund Shares
You may purchase or redeem shares by mail (USA MUTUALS, c/o U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53201-0701), or by telephone at 1-866-264-8783.  Investors who wish to purchase or redeem Fund shares through a financial intermediary should contact the financial intermediary directly for information relative to the purchase or sale of Fund shares.  The minimum initial amount of investment in the Funds and exchanges into the Funds from another fund in the USA MUTUALS fund family is $1,000 for retirement accounts and $2,000 for other types of accounts.  Subsequent investments in the Funds for all types of accounts may be made with a minimum investment of $100.

Tax Information
The Funds’ distributions are taxable, and will be taxed as ordinary income or long-term capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA.  You may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Funds and their related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Funds over another investment.  Ask your advisor or visit your financial intermediary’s website for more information.

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Principal Investment Strategies, Related Risks and Disclosure of Portfolio Holdings

Vice Fund

Investment Objective
The investment objective of the Fund is long-term growth of capital.  This objective and the investment strategies described below are non-fundamental, which means that they may be changed by action of the Board of Trustees without shareholder approval.

Principal Investment Strategies
To achieve its investment objective, the Fund, a non-diversified investment company, invests primarily in equity securities (i.e., common stocks, preferred stocks and securities convertible into common stocks) of small, medium and large capitalization companies, which include U.S. issuers and foreign issuers, including those whose securities are traded in foreign jurisdictions, as well as those whose securities are traded in the U.S. as ADRs.

Portfolio companies chosen for investment by the Fund are selected from a universe of companies that derive a significant portion of their revenues from the alcoholic beverages, tobacco, gaming and defense/aerospace industries.  For purposes of this selection process, the term “significant portion” means that approximately 25% or more of a portfolio company’s revenues are derived from the alcoholic beverages, tobacco, gaming and/or defense/aerospace industries.

Companies within this universe, using the aforementioned criteria, are then further analyzed in order to determine their potential for capital appreciation.  This process begins with a top-down analysis of each industry’s macroeconomic climate and ends with a thorough examination of company fundamentals, including factors such as valuation, sales and earnings growth, profitability, indebtedness and competitive position.

Sell decisions with respect to the Company’s investment in a particular company may occur when it appears that the company is no longer able to achieve the results generally expected due to either a company specific issue, such as a loss of a key customer, or a change in industry dynamics.  MAI will sell a security when appropriate and consistent with the Fund’s investment objective and policies, regardless of the effect on the Fund’s portfolio turnover rate.  Buying and selling securities generally involves some expense to the Fund, such as broker commissions and other transaction costs.  An increase in the portfolio turnover rate involves correspondingly greater transaction costs and increases the potential for short-term capital gains, which are taxable as ordinary income and may affect the Fund’s returns.

Under normal market conditions, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies that derive a significant portion of their revenues from a group of vice industries that includes the alcoholic beverages, tobacco, gaming and defense/aerospace industries.  The Fund will concentrate at least 25% of its net assets in this group of four vice industries (but no more than 80% of its net assets in any single industry).

The Fund will also participate in other strategies in an attempt to generate incremental returns, including short selling of securities and certain options strategies.  Use of these strategies may vary depending upon market and other conditions, and may be limited by regulatory and other constraints to which the Fund is subject.

For cash management purposes, the Fund may hold up to 20% of its net assets in cash or similar short-term, high-quality debt securities.  These short-term debt securities and money market instruments include commercial paper, certificates of deposit, bankers’ acceptances, shares of money market mutual funds, U.S. Government securities and repurchase agreements.  These investments represent the assets that remain after MAI has committed available assets to desirable investment opportunities.

Who May Want to Invest in the Fund
The Fund may be appropriate for investors who are looking for an equity component to complete their portfolio, are willing to assume the risk of investing in equity securities and seek capital appreciation on investments in equity securities.  The Fund is not appropriate for investors that have short-term financial goals.

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Generation Wave Growth Fund

Investment Objective
The investment objective of the Fund is capital appreciation over the long term while at times providing a low level of current income.  This objective and the investment strategies described below are non-fundamental, which means that they may be changed by action of the Board of Trustees without shareholder approval.

Principal Investment Strategies
To best achieve its investment objective, the Fund, a non-diversified investment company, invests primarily in equity securities (i.e. common stocks, preferred stocks and securities convertible into common stocks) of small, medium or large capitalization companies, both domestic and foreign, in different market sectors.  The Fund may also invest in third-party investment companies.  In addition, the Fund may borrow money, a practice known as “leveraging,” to meet redemptions, for other emergency purposes or to increase its portfolio holdings.

The Fund may, to a more limited degree, also purchase fixed-income securities.  Additionally, the Fund may engage in short sales and certain options strategies. However, when market conditions are unfavorable for profitable investing or when suitable investments are not otherwise available, the Fund may from time to time invest any amount in cash or high-quality short-term securities as a temporary defensive position.

It is anticipated that at any given time, the companies in which the Fund invests may fall anywhere on the spectrum of industries and sectors currently available focusing on the demographic, economic and lifestyle trends of any one or all of the Baby Boomer (persons born between 1946 and 1964), Generation X (persons born between 1965 and 1980), and Generation Y (persons born between 1980 and the late 1990s) populations. The Fund may, from time to time, have greater than 25% of its net assets concentrated in one or more sectors (but no more than 80% of its net assets in any single sector), such as the consumer discretionary, consumer staples, commodities, energy, financials, industrials, health care, materials, real estate, technology, telecommunications, and utilities sectors.

The Generation Wave title of the Fund refers specifically to MAI’s belief in the unique demographic, economic and lifestyle trends of the various generational influences.  Consequently, the Fund is designed to capitalize on the industries that MAI believes will most likely to benefit from the spending and other economic habits of generational communities.  Entire industries, such as health care, financial services and technology, will be reshaped by the changing needs and spending habits of each generation.  By investing in varying combinations of companies in these industries, MAI attempts to optimize growth over the long term while seeking to minimize risks, though there is no guarantee that such risks will be minimized.

MAI’s investment process for selecting the companies in which the Fund invests begins with a thorough, top-down analysis of the macro environment for equities in general and the major trends and themes developing within the sectors most influenced by generational factors.  Following this macro analysis, MAI’s individual security selection is the result of a rigorous evaluation of a company’s fundamentals and various valuation measures of companies operating within targeted industry groups. Specifically, MAI seeks to identify companies that it believes will be positively impacted by the macro industry backdrop where there are future catalysts that could lead to a systemic change in a company’s business or in its valuation.

If appropriate, MAI will re-balance the Fund’s investments to meet the appropriate asset mix as determined by MAI’s investment process set forth above.  Continually monitoring and re-balancing the Fund’s investments (if necessary) ensures that returns are maximized to avoid dependence on one area of the market.  MAI will also regularly evaluate the macroeconomics of the categories for shifts that may necessitate a re-evaluation of the entire allocation process.  MAI will sell a security when appropriate and consistent with the Fund’s investment objective and policies, regardless of the effect on the Fund’s portfolio turnover rate.  Sell decisions can be driven by larger, market-related concerns (e.g., the portfolio manager believes that the broader market is in a correcting phase) or by company-specific factors (e.g., the company’s fundamentals are not delivering as expected or all catalysts have materialized thus limiting further upside).

Buying and selling securities generally involves some expense to the Fund, such as broker commissions and other transaction costs.  An increase in the portfolio turnover rate involves correspondingly greater transactions costs and increases the potential for short-term capital gains, which are taxable as ordinary income and may affect the Fund’s returns.

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For cash management purposes, the Fund may hold up to 20% of its net assets in cash or similar short-term, high-quality debt securities.  These short-term debt securities and money market instruments include commercial paper, certificates of deposit, bank deposits, bankers’ acceptances, shares of money market mutual funds, U.S. Government securities and repurchase agreements.  These investments represent the assets that remain after MAI has committed available assets to desirable investment opportunities.

Who May Want to Invest
The Fund is designed to pursue maximum capital appreciation with the assumption of an above-average level of risk.  Accordingly, it is appropriate for the long-term (seven years or longer time horizon) mutual fund investor seeking maximum capital appreciation with the assumption of an above-average level of market risk.

General Investment Policies of the Funds

Temporary Strategies; Cash or Similar Investments.  For temporary defensive purposes, MAI may invest up to 100% of a Fund’s total assets in high-quality, short-term debt securities and money market instruments.  These short-term debt securities and money market instruments include shares of other mutual funds, commercial paper, certificates of deposit, bankers’ acceptances, U.S. Government securities and repurchase agreements.  Taking a temporary defensive position may result in a Fund not achieving its investment objective.  Furthermore, to the extent that a Fund invests in money market mutual funds for its cash position, there will be some duplication of expenses because the Fund would bear its pro rata portion of such money market funds’ management fees and operational expenses.

Changes to Investment Objectives and Strategies.  Except as noted below for the Vice Fund, the Funds’ investment objectives, investment strategies and policies stated above are not fundamental and may be changed by sole action of the Board of Trustees without shareholder approval. The Vice Fund will not change its name or policy of investing at least 80% of its net assets in equity securities of companies that derive a significant portion of their revenues from the alcoholic beverages, tobacco, gaming and defense/aerospace industries without providing shareholders with at least 60 days’ prior written notice.  Furthermore, the Vice Fund’s policy of concentrating at least 25% of its net assets in the group of four vice industries identified in this prospectus (but no more than 80% of its net assets in any single industry) is fundamental, which means that it cannot be changed without the approval of the Vice Fund’s shareholders.

Principal Risks of Investing in the Funds

Before investing in the Funds, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested and the amount of risk you are willing to take.  Remember, in addition to possibly not achieving your investment goals, you could lose money by investing in the Funds.  Except as otherwise noted, the following risks apply to each of the Funds:

●
Stock Market Risks.  The Funds invest in equity securities.  Stock market prices of securities may be adversely affected by many factors, such as an issuer’s having experienced losses or by the lack of earnings or by the issuer’s failure to meet the market’s expectations with respect to new products or services, or even by factors wholly unrelated to the value or condition of the issuer.  If the stock market declines in value, shares of the Funds are likely to decline in value.  Furthermore, a Fund’s focus on certain types of stocks (such as small or large capitalization) and style of investing (such as value or growth) subjects it to the risk that its performance may be lower than that of other types of equity funds that focus on other types of stocks or that have a broader investment style (such as the general market).

●
Recent Market Events.  U.S. and international markets have experienced significant volatility in recent years.  The fixed income markets have experienced substantially lower valuations, reduced liquidity, price volatility, credit downgrades, increased likelihood of default and valuation difficulties.  Concerns have spread to domestic and international equity markets.  In some cases, the stock prices of individual companies have been negatively impacted even though there may be little or no apparent degradation in the financial conditions or prospects of that company.  As a result of this significant volatility, many of the risks discussed herein associated with an investment in a Fund may be increased.  The U.S. government has taken numerous steps to alleviate these market concerns.  However, there is no assurance that such actions will be successful.  Continuing market problems may have adverse effects on the Funds.

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●
Management Risks.  Judgments about the attractiveness, value and potential appreciation of particular investments may prove to be incorrect and may not anticipate actual market movements or the impact of economic conditions generally.  In fact, no matter how well market conditions are evaluated, the investments held by the Funds may fail to produce the intended result, and you could lose money on your investment in the Funds.

●
Asset Allocation Risks.  The Funds emphasize asset allocation strategies and the combination of investments in one or more industries or sectors.  Furthermore, although the Funds have ranges of equity and fixed-income allocations, the types of equity or fixed-income securities or other investments invested in by a Fund and the proportion of such investments involve highly subjective judgments and each Fund is designed to reflect those judgments.  As a consequence, a principal risk of the Funds involves the risk that those judgments may not anticipate actual market movements or the effect of economic conditions generally.

●
Small and Medium Capitalization Risks.  To the extent that the Funds invest in the equity securities of companies with small and medium size capitalizations, the Funds are subject to certain risks.  Companies with small and medium size capitalizations often have narrower markets, fewer products or services to offer and more limited managerial and financial resources than do larger, more established companies.  As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility and risk of loss of the Funds’ assets.

●
Liquidity Risks.  The securities of many companies with small and medium size capitalizations may have less “float” (the number of shares that normally trade on a given day) and less interest in the market and therefore are subject to liquidity risk.  Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time and price that a Fund would like to sell.

●
Non-Diversification Risks.  The Funds are “non-diversified” and therefore are not required to meet certain diversification requirements under federal securities laws.  Each Fund may invest a greater percentage of its assets in the securities of a single issuer.  However, a decline in the value of an investment in a single issuer could cause a Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

●
Foreign Securities Risks.  The Funds may invest in foreign securities.  Foreign securities may involve more risks than those associated with U.S. investments.  The economies of foreign countries may differ from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, and resource self-sufficiency.  Additional risks include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

●
Emerging Market Risks.  The Funds may invest in foreign securities and/or ADRs of emerging market-domiciled companies.  In addition to the risks of foreign securities in general, countries in emerging markets can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries and securities markets that trade a small number of issues.

●
Currency Risks.  The risk that fluctuations in currency exchange rates will negatively affect securities denominated in, and/or receiving revenues in, foreign currencies. Adverse changes in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential gains from the Funds’ investment in securities denominated in a foreign currency or may widen existing losses.

●
Derivatives Risk. The Funds may invest in derivative securities, specifically call and put options, for hedging purposes and to reduce Fund volatility, as well as direct investment. These are financial instruments that derive their performance from the performance of an underlying index or asset.  Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative.  Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Funds.  The Funds could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which they are used to hedge, or if the Funds are unable to liquidate a position because of an illiquid secondary market.  Derivatives may also make each Fund’s portfolio less liquid and difficult to value, especially in declining markets, and the counterparty may fail to honor contract terms.

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●
Short Selling Risk. Short sales involve selling a security that the Funds borrow and do not own.  The Funds may sell securities short only on a fully collateralized basis, as permitted by SEC interpretations.  At the time of a short sale, the Funds will establish and maintain a segregated account consisting of liquid assets equal in value to the purchase price due on the settlement date under the short sale period.  The value of the liquid assets will be marked to market daily. The Funds may engage in short sales if MAI anticipates that the security’s market purchase price will be less than its borrowing price.  Short sales carry significant risk, including the risk of loss if the value of a security sold short increases prior to the scheduled delivery date, since a Fund must pay more for the security than it has received from the purchaser in the short sale.

●
Sector/Industry Concentration Risks.  To the extent that a Fund concentrates its investments under the investment policies described in this prospectus, it may be subject to the risks affecting a particular sector or industry more than would a more broadly diversified fund.  Furthermore, each industry or sector possesses particular risks that may not affect other industries or sectors, including the risk that the securities of companies within that one sector or industry will underperform due to adverse economic conditions, regulatory or legislative changes or increased competition affecting the sector or industry.  The risks relating to specific sectors or industries that a Fund may invest in are set forth below:

Generation Wave Growth Fund:

●
Commodities Sector Risks. To the extent that the Generation Wave Growth Fund concentrates investments in the commodities sector, it will be subject to the risks of that sector, including changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, and tariffs, fluctuation in prices of industrial metals, precious metals, agriculture, and livestock commodities due to factors such as changes in value, supply and demand, and governmental regulatory policies.  Exposure to the commodities markets may subject the Generation Wave Growth Fund to greater volatility than investments in traditional securities.

●
Consumer Discretionary Sector Risks. To the extent that the Generation Wave Growth Fund concentrates investments in the consumer discretionary sector, it will be subject to the risks of that sector, including negative changes in the domestic and international economies, interest rates, competition, consumer confidence, disposable household income, and consumer spending, and severe competition and changes in demographics and consumer tastes, which may have an adverse effect on the performance of these companies.

●
Consumer Staples Sector Risks. To the extent that the Generation Wave Growth Fund concentrates investments in the consumer staples sector, it will be subject to the risks of that sector, including negative changes in the domestic and international economies, interest rates, competition, consumer confidence, and consumer spending. These companies also are subject to the risk that government regulation could affect the permissibility of using various production methods and food additives, which regulations could affect company profitability. The success of food, household, and personal products companies may be strongly affected by consumer tastes, marketing campaigns, and other factors affecting supply and demand.

●
Energy Sector Risks. To the extent that the Generation Wave Growth Fund concentrates investments in the energy sector, it will be subject to the risks of that sector, including the effects of supply and demand both for their specific product or service and for energy products in general.  The price of oil and gas, exploration and production spending, government regulation, world events, and economic conditions will likewise affect the performance of these companies.  Securities of companies in the energy field are subject to swift price and supply fluctuations caused by events relating to international politics, energy conservation, the success of exploration projects, and tax and other governmental regulatory policies.

●
Financials Sector Risks.  To the extent that the Generation Wave Growth Fund concentrates its investments in the financials sector, it will be subject to the risks of the sector, including risks that the financials sector may be adversely affected by changes in economic conditions and interest rates, as well as legislative initiatives, all of which may affect the profitability of companies in that sector.

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●
Health Care Sector Risks.  To the extent that the Generation Wave Growth Fund concentrates its investments in the health care sector, it will be subject to similar risks of the technology sector discussed below, and additional risks including risks related to legislative and regulatory action, which may affect profitability of companies in that sector.  Furthermore, companies in the health care sector are subject to government regulation of their products and services, a factor which could have a significant and possibly unfavorable effect on the price and availability of such products or services.  Health care service provider companies are subject to the risk that government subsidy funds in the future may subject to great uncertainty, as well as risks related to changes in the regulation and operation of the private health insurance industry.

●
Industrials Sector Risks. To the extent that the Generation Wave Growth Fund concentrates investments in the industrials sector, it will be subject to the risks of that sector, including the effects supply and demand both for their specific product or service and for industrial sector products in general.  Government regulation, world events, and economic conditions will affect the performance of these companies.  These companies can also be cyclical, subject to sharp price movements, and significantly affected by government spending policies.

●
Materials Industries Sector Risks.  To the extent that the Generation Wave Growth Fund concentrates its investments in the materials sector, it will be subject to the risks of that sector.  The materials sector includes companies involved with the discovery, development and processing of raw materials, including the mining and refining of metals, chemical producers and forestry products.  Companies in the materials sector are subject to general risks posed by economic slow down or recession as well as market risk to the extent that investors prefer securities of issuers in other sectors perceived to offer greater opportunities for faster growth.

●
Real Estate Sector Risks.  To the extent that the Generation Wave Growth Fund concentrates investments in the real estate sector, it will be subject to the risks of that sector, including risks related to possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes, and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems; casualty or condemnation losses; uninsured damages from floods, earthquakes, or other natural disasters; limitations on and variations in rents; and changes in interest rates.

●
Technology Sector Risks.  To the extent that the Generation Wave Growth Fund concentrates its investments in the technology sector, it will be subject to the risks of that sector, including competitive pressures of technology companies from new market entrances and technological obsolescence, as well as increased research and development costs and potential for greater governmental regulation.  Competitive pressures may have a significant effect on the financial condition of companies in the technology sector.  If technology continues to advance at an accelerated rate, and the number of companies and product offerings continues to expand, these companies could become increasingly sensitive to short product cycles and aggressive pricing.

●
Telecommunications Sector Risks.  To the extent that the Generation Wave Growth Fund concentrates investments in the telecommunications sector, it will be subject to the risks of that sector, including the effects of government regulation of rates of return and services that may be offered.  These companies are also subject to risks related to rapid obsolescence of their products and services resulting from changes in consumer tastes, intense competition, and strong market reactions to technological development.

●
Utilities Sector Risks. To the extent that the Generation Wave Growth Fund concentrates investments in the utilities sector, it will be subject to the risks of that sector, including risks related to government regulation and risks related to geographic location.

Vice Fund:

●
Tobacco and Alcoholic Beverages Industries Risks.  Companies in the tobacco and alcoholic beverages industries are subject to the risks related to frequent and expensive litigation and risks related to legislative and regulatory action, which may affect profitability of companies in these industries.

●
Defense/Aerospace and Gaming Industries Risks.  Companies in the defense/aerospace and gaming industries may be adversely affected by changes in economic conditions as well as legislative initiatives, all of which may affect the profitability of companies in those industries.

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Disclosure of Portfolio Holdings Information

A description of the Funds’ policies and procedures with respect to the disclosure of their portfolio securities is available in the Funds’ Statement of Additional Information (“SAI”).  Disclosure of the Funds’ holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the annual and semi-annual reports to Fund shareholders and in the quarterly holdings report on Form N-Q.  The annual and semi-annual reports to Fund shareholders are available free of charge, by contacting the Funds c/o U.S. Bancorp Fund Services, LLC, at 1-866-264-8783 and on the Funds’ website at www.usamutuals.com.  The Form N-Q is available on the SEC’s website at www.sec.gov.

Management of the Funds

Under the laws of the State of Delaware, the Board of Trustees of USA MUTUALS (the “Trust”) is responsible for managing the Trust’s business and affairs.  The Board of Trustees also oversees duties required by applicable state and federal law.  The Trust has entered into an investment advisory agreement dated June 14, 2001 (the “Investment Advisory Agreement”) with MAI, pursuant to which MAI manages the investment of the assets of the Funds, subject to the oversight and review of the Board of Trustees.

A discussion regarding the Board of Trustees’ basis for approving the Investment Advisory Agreement is included in the Funds’ semi-annual report to shareholders for the period ended September 30, 2011.

The Advisor

MAI, formerly known as “Mutuals.com, Inc.,” is located at Plaza of the Americas, 700 North Pearl Street, Suite 900, Dallas, Texas 75201 and serves as the investment advisor to the Funds.  MAI is wholly-owned by Mutual Capital Alliance, Inc. (formerly known as Mutuals.com Holdings Corp.).  MAI is a SEC-registered investment advisor.

MAI is entitled to an annual advisory fee of 0.95% of each Fund’s average daily net assets.  In addition, MAI has entered into an Expense Waiver and Reimbursement Agreement (the “Expense Agreement”) in which it has agreed to limit expenses to 1.85%, 1.85% and 2.60% of average net assets of the Investor Class, Class A and Class C shares, respectively, of the Vice Fund and 1.75% of average net assets of the Investor Class shares of the Generation Wave Growth Fund.  The Expense Agreement expires on July 31, 2013.  Under the Expense Agreement, MAI may recapture waived or reimbursed expenses for a three-year period following such waiver or reimbursement under specified conditions.  For the fiscal period ended March 31, 2012, MAI received fees, of 0.99%, 0.95% and 0.95% of the average daily net assets of the Investor Class, Class A and Class C of the Vice Fund, respectively, and 0.40% of the average daily net assets of the Investor Class shares of the Generation Wave Growth Fund, net of waivers and recoupments.  The Expense Agreement has the effect of lowering the overall expense ratio for the Funds and increasing the Funds’ overall return to investors during the time any such amounts are waived and/or reimbursed.

Portfolio Manager

Mr. Gerald Sullivan, Portfolio Manager, is responsible for the portfolio management of and investment research for the Funds.  He has managed the Funds since June 1, 2011.  Mr. Sullivan served as the President, Chief Compliance Officer, Treasurer and Portfolio Manager for the Industry Leaders Fund from March 1999 to June 2012.  Mr. Sullivan also serves as the Chief Investment Officer of Claremont Investment Partners, LLC and patent holder of the Industry Leaders® Portfolio Strategy.  Mr. Sullivan also served as President of Claremont Investment Partners, LLC from 1996 to 2008.  Mr. Sullivan obtained his undergraduate degree from Columbia University and holds an M.B.A. from the University of Chicago’s Booth School of Business.

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Funds.

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Shareholder Information

Choosing a Share Class

The Vice Fund offers Investor Class, Class A and Class C shares in this Prospectus.  The Generation Wave Growth Fund, offers Investor Class shares in this Prospectus and Class A and Class C shares through a different prospectus.  Each class of shares has a different distribution agreement and expenses to provide for different investment needs.  This allows you to choose the class of shares most suitable for you depending on the amount and length of investment and other relevant factors.

Class A Shares.  You can buy Class A shares of the Vice Fund at the public offering price, which is the NAV plus an up-front sales charge.  The minimum initial amount of investment for Class A shares of the Vice Fund and exchanges into the Vice Fund from another fund in the USA Mutuals fund family is $1,000 for retirement accounts and $2,000 for other types of accounts.  Subsequent investments in the Vice Fund for all types of accounts may be made with a minimum investment of $100.  You may qualify for a reduced sales charge, or the sales charge may be waived, as described below.  The up-front sales charge also does not apply to Class A shares acquired through reinvestment of Fund distributions.  Class A shares are subject to a 12b-1 fee of up to 0.50%, which is lower than the 12b-1 fee for Class C shares.  However, the Board of Trustees has currently authorized a 12b-1 fee of only 0.25% for Class A shares.

The up-front Class A sales charge and the commissions paid to dealers for the Vice Fund is calculated as follows:

When you invest this amount	Sales Charge as a Percentage of Offering Price	Sales Charge as a Percentage of Net Amount Invested(1)	Dealer Reallowance
Less than $50,000	5.75%	6.10%	5.00%
$50,000 – but less than $100,000	4.75%	4.99%	4.00%
$100,000 – but less than $250,000	4.00%	4.17%	3.25%
$250,000 – but less than $500,000	3.00%	3.09%	2.50%
$500,000 – but less than $1,000,000	2.50%	2.56%	2.00%
$1,000,000 and above(2)	0.00%	0.00%	1.00%(3)
(1)	Rounded to the nearest one-hundredth percent. Because of rounding of the calculation in determining sales charges, the charges may be more or less than those shown in the table.
(2)
No sales charge is payable at the time of purchase on investments of $1 million or more, although the Vice Fund may impose a CDSC of 1.00% on certain redemptions of those investments made within 18 months of the purchase.  If imposed, the CDSC is based on the NAV of the shares at the time of purchase.

(3)
Quasar Distributors, LLC, the Fund’s (the “Distributor”) may pay a commission up to 1.00% out of its own resources to financial intermediaries who initiate and are responsible for the purchase of shares of $1 million or more.

The Distributor may, at its discretion, offset the compensation owed to the Distributor for its services with the underwriter concessions (the difference between the sales charge and the dealer reallowance) it receives.  The Distributor may also reimburse MAI, its affiliates or other dealers for distribution-related expenses they incur from the underwriter concessions at its discretion.

The offering price for Class A shares of the Vice Fund includes the relevant sales charge.  The commission paid to the Distributor is the sales charge less the reallowance paid to certain financial institutions purchasing shares.  Normally, reallowances are paid as indicated in the above table.

Contingent Deferred Sales Charge on Class C Shares.  Class C shares of the Vice Fund are subject to a CDSC.  The CDSC is imposed on Class C shares redeemed by the shareholder within 12 months of purchase.  The 1.00% CDSC is based on the NAV of the shares on the date of original purchase.

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Sales Charge Reductions and Waivers

We offer a number of ways to reduce or eliminate the up-front sales charge on Class A shares of the Vice Fund.

Class A Sales Charge Reductions.  Reduced sales charges are available to shareholders with investments of $50,000 or more.  In addition, you may qualify for reduced sales charges under the following circumstances.

Letter of Intent.  An investor may qualify for a reduced sales charge immediately by stating his or her intention to invest in one or more funds in the USA Mutuals fund family, during a 13-month period, an amount that would qualify for a reduced sales charge and by signing a Letter of Intent (“LOI”), which may be signed at any time within 90 days after the first investment to be included under the LOI.  However, if an investor does not buy enough shares to qualify for the lower sales charge by the end of the 13-month period (or when you sell your shares, if earlier), the additional shares that were purchased due to the reduced sales charge credit the investor received will be liquidated to pay the additional sales charge owed.

Rights of Accumulation.  You may add the current value of all of your existing Vice Fund shares to determine the front-end sales charge to be applied to your current Class A purchase.  Only balances currently held entirely at the Vice Fund or, if held in an account through a financial services firm, at the same firm through whom you are making your current purchase, will be eligible to be added to your current purchase for purposes of determining your Class A sales charge.  You may include the value of Vice Fund investments held by the members of your immediately family, including the value of other investments in the USA Mutuals fund family held by you or them in individual retirement plans, such as IRAs, provided such balances are also currently held entirely at the Fund or, if held in an account through a financial services firm, at the same financial services firm through whom you are making your current purchase.  The value of shares eligible for a cumulative quantity discount equals the cumulative cost of the shares purchased (not including reinvested distributions) or the current account market value; whichever is greater.  The current market value of the shares is determined by multiplying the number of shares by the previous day’s NAV.

Investments of $1,000,000 or More.  With respect to Class A shares of the Vice Fund, if you invest $1 million or more, either as a lump sum or through our rights of accumulation quantity discount or letter of intent programs, you can buy Class A shares without an initial sales charge.  However, you may be subject to a 1.00% CDSC on shares redeemed within 18 months of purchase (excluding shares purchased with reinvested distributions).  The CDSC for the Class A shares is based on the NAV of the shares at the time of purchase.  The holding period for the CDSC begins on the day you buy your shares.  Your shares will age one month on that same date the next month and each following month.  For example, if you buy shares on the 15th of the month, they will age one month on the 15th day of the next month and each following month.  To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC.  If there are not enough of these to meet your request, we will sell the shares in the order they were purchased.

Class A Sales Charge Waivers:  The Vice Fund may sell Class A shares at NAV (i.e., without the investor paying any initial sales charge) to certain categories of investors, including:

●	investment advisory clients or investors referred by the MAI or its affiliates;
●
officers and present or former trustees of the Trust; directors and employees of selected dealers or agents; the spouse, sibling, direct ancestor or direct descendant (collectively “relatives”) of any such person; any trust, individual retirement account or retirement plan account for the benefit of any such person or relative; or the estate of any such person or relative; if such shares are purchased for investment purposes (such shares may not be resold except to the Vice Fund);

●	MAI or its affiliates and certain employee benefit plans for employees of MAI or its affiliates;
●
employer sponsored qualified pension or profit-sharing plans (including Section 401(k) plans), custodial accounts maintained pursuant to Section 403(b)(7) retirement plans, and individual retirement accounts (including individual retirement accounts to which simplified employee pension (“SEP”) contributions are made), if such plans or accounts are established or administered under programs sponsored by administrators or other persons that have been approved by MAI;

●	fee-based financial planners and registered investment advisors who are purchasing on behalf of their clients;

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●	broker-dealers who have entered into selling agreements with the Vice Fund’s distributor for their own accounts; and
●	participants in no-transaction-fee programs of brokers that have a dealer or shareholder servicing agreement with the Vice Fund.

Please refer to the SAI for detailed program descriptions and eligibility requirements.  Additional information is available by calling 1-866-264-8783.  To receive a reduction in or waiver of your Class A sales charge, you must let your financial institution or shareholder services representative know at the time you purchase shares that you qualify for such a reduction.  You may be asked by your financial advisor or shareholder services representative to provide account statements or other information regarding your related accounts or related accounts of your immediate family in order to verify your eligibility for a reduced or waived sales charge.  Your financial advisor can also help you prepare any necessary application forms.  You or your financial advisor must notify the Vice Fund at the time of each purchase if you are eligible for any of these programs.  The Vice Fund may modify or discontinue these programs at any time.  Information about Class A sales charges and breakpoints is available on the Vice Fund’s website at www.usamutuals.com.

Class C Shares

You can buy Class C shares of the Vice Fund at NAV.  Class C shares are subject to a 12b-1 fee of 1.00%, payable to the Vice Fund’s distributor or selected dealers.  Your financial intermediary will receive a commission of up to 1.00% on the sale of Class C shares from the Vice Fund’s distributor.  Because Class C shares pay a higher 12b-1 fee than Class A shares, Class C shares have higher ongoing expenses than Class A shares.

Class C shares of the Vice Fund are also subject to a 1.00% CDSC on shares redeemed less than one year after the date of purchase (excluding shares purchased with reinvested distributions) to recover commissions paid to your financial intermediary.  The CDSC for these Class C shares is based on the NAV of the shares at the time of purchase.  The holding period for the CDSC begins on the day you buy your shares.  Your shares will age one month on that same date the next month and each following month.  For example, if you buy shares on the 15th of the month, they will age one month on the 15th day of the next month and each following month.  To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC. If there are not enough of these to meet your request, we will sell the shares in the order they were purchased. We will use this same method if you exchange your shares into another Fund.  These deferred sales charges may be waived under certain circumstances such as:

●	death of the shareholder;
●	divorce, where there exists a court decree that requires redemption of the shares;
●	return of IRA excess contributions;
●	shares redeemed by a Fund due to low balance or other reasons;
●	shares redeemed in accordance with the Funds’ Systematic Withdrawal Plan (“SWP”); and
●	other circumstances under the Adviser’s discretion.

Valuation of Fund Shares

Shares of the Funds are sold on a continuous basis at NAV per share, plus any applicable sales charge, which is determined by the Funds as of the close of regular trading (generally 4:00 p.m., Eastern time) on each day that the New York Stock Exchange (“NYSE”) is open for unrestricted business.  The NYSE is generally closed on national holidays.  However, the NAV of the Funds may be calculated earlier if trading on the NYSE is restricted or as permitted by the SEC.  Purchase and redemption requests are priced at the applicable price calculated after receipt of such requests.  The NAV is determined by adding the value of a Fund’s securities, cash and other assets, subtracting all expenses and liabilities of the Fund, and then dividing by the total number of shares of the Fund outstanding.  The NAV takes into account the expenses and fees of a Fund, including management, administration and shareholder servicing fees, which are accrued daily.  The Funds may invest in foreign securities.  Since the exchanges on which such foreign securities trade may be open on days that the NYSE is not open, the values a Fund uses to determine its NAV may change on days that the Funds’ shareholders may be unable to purchase or redeem Fund shares.

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The Funds’ investments are valued according to market value.  When a market quote is not readily available, the security’s value is based on “fair value” as determined by MAI in good faith and in accordance with procedures approved by the Board of Trustees.  When fair value pricing is employed, the prices of securities used by the Funds to calculate their NAV may differ from quoted or published prices for the same securities.  Due to the subjective and variable nature of fair value pricing, it is possible that the fair value determined for a particular security may be materially different from the value realized upon such security’s sale.  Therefore, if a shareholder purchases or redeems shares in a Fund at a time when it holds securities priced at a fair value, this may have the unintended effect of increasing or decreasing the number of shares received in a purchase or the value of the proceeds received upon a redemption.

Each security owned by a Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued.  Where the security is listed on more than one exchange, the Funds will use the price of that exchange that the Funds generally consider to be the principal exchange on which the stock is traded.  Securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price.  If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the closing bid price on such day.  When market quotations are not readily available, any security or other asset is valued at its fair value as determined under procedures approved by the Board of Trustees.  These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause MAI to believe that a security’s last sale price may not reflect its actual market value.  The intended effect of using fair value pricing procedures is to ensure that the Funds’ shares are accurately priced.

Buying Shares

Minimum Investments
The minimum initial amount of investment in a Fund is $1,000 for retirement accounts and $2,000 for all other accounts.  Subsequent purchases of Fund shares may be made with a minimum investment amount of $100.  Shareholders will be given at least 30 days’ written notice of any change in the minimum amount of initial or subsequent investments.

Timing of Requests
Your share price will be the next NAV, plus any applicable sales charge, calculated after the Funds’ transfer agent, U.S. Bancorp Fund Services, LLC (the “Transfer Agent”), receives your request in good order.  All requests received in good order before 4:00 p.m. (Eastern time) will be processed on that same day.  Requests received after 4:00 p.m. will be priced on the next business day.

When making a purchase request, make sure your request is in good order.  “Good order” means your purchase request includes:
■ The name of the Fund you are investing in;
■ The dollar amount of shares to be purchased;
■ Purchase application or investment stub; and
■ Check payable to “USA Mutuals Funds”.

Receipt of Orders
Shares may only be purchased on days the NYSE is open for business.  The Funds may authorize one or more broker-dealers to accept on their behalf purchase and redemption orders that are in good order.  In addition, these broker-dealers may designate other financial intermediaries to accept purchase and redemption orders on the Funds’ behalf.  Your order will not be accepted until the completed account application to purchase Fund shares (“Account Application”) is received and accepted by the Transfer Agent.

All Account Applications are subject to acceptance by the Funds and are not binding until so accepted.  The Funds reserve the right to reject any purchase order if, in their discretion, it is in the Funds’ best interest to do so.  For example, a purchase order may be refused if it appears so large that it would disrupt the management of the Funds.  A service fee, currently $25, will be deducted from a shareholder’s account for any purchases that do not clear.  The Funds and the Transfer Agent will not be responsible for any losses, liability, cost or expense resulting from rejecting any purchase order.

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Methods of Buying
By mail
You may purchase shares of the Funds by contacting the Funds directly.  To open an account, complete an Account Application and send it, together with your payment for the amount you wish to invest and the name of the Fund you are investing in, to the appropriate address below.  Payment should be made in U.S. dollars by check drawn on a U.S. bank, savings and loan, or credit union, or sent by wire transfer.  Checks should be made payable to “USA MUTUALS Funds.”  The Funds will not accept payment in cash or money orders.  Cashier’s checks in amounts less than $10,000 will also not be accepted.  To prevent check fraud, the Funds will not accept third party checks, U.S. Treasury checks, traveler’s checks, credit card checks or starter checks for the purchase of shares.  The Funds are unable to accept post dated checks, post dated on-line bill pay checks or any conditional order or payment.  To make additional investments once you have opened your account, write your account number on the check and send it together with the stub from the most recent confirmation statement received from the Transfer Agent to the appropriate address below.  If your check or Automated Clearing House (“ACH”) payment is returned for any reason, your purchase will be canceled, and a $25 fee will be assessed against your account by the Transfer Agent, and you may be responsible for any loss incurred by the Funds.  Please visit www.usamutuals.com for more information about how to purchase shares of the Funds.

	Regular Mail USA MUTUALS Funds c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, WI 53201-0701	Overnight Delivery USA MUTUALS Funds c/o U.S. Bancorp Fund Services, LLC 615 E. Michigan Street, Third Floor Milwaukee, WI 53202

NOTE:  The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents.  Therefore, deposit in the mail or with such services, or receipt at the U.S. Bancorp Fund Services, LLC post office box, of purchase orders or redemption requests does not constitute receipt by the Transfer Agent.

By telephone
To make additional investments by telephone, you must check the appropriate box on your Account Application authorizing telephone purchases.  If you have given authorization for telephone transactions and your account has been open for at least 15 days, call the Transfer Agent toll free at 1-866-264-8783 and you will be allowed to move money from your bank account to your Fund account upon request.  Only bank accounts held at U.S. institutions that are ACH members may be used for telephone transactions.  For security reasons, requests by telephone will be recorded.

If you accepted telephone and internet options on your Account Application form or in a letter to the Funds, you may be responsible for any fraudulent telephone orders as long as the Funds have taken reasonable precautions to verify your identity.  In addition, once you place a telephone transaction request, it cannot be canceled or modified.  During periods of significant economic or market change, telephone transactions may be difficult to complete.  If you are unable to contact the Funds by telephone, you may also mail the request to the Funds at the address listed above under “By mail.”

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By wire
Prior to wiring any funds, you must notify the Transfer Agent of your intent to wire, and to verify the wiring instructions to ensure proper credit when the wire is received.  Wired funds must be received prior to 4:00 p.m., Eastern time, to be eligible for same day pricing.  The Funds and U.S. Bank N.A., the Funds’ custodian, are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

If you are establishing a new account by wire, contact the Transfer Agent by telephone to make arrangements with a service representative to submit your completed application via facsimile.  The representative will contact you within 24 hours of receipt of the faxed application to provide you with an account number and wiring instructions.  You should then instruct your bank to wire transfer the intended amount in federal funds to:

U.S. Bank, N.A.
777 E. Wisconsin Avenue
Milwaukee, WI  53202
ABA #:  075000022
Credit:  U.S. Bancorp Fund Services, LLC
Account #:  112-952-137
Further Credit:      USA MUTUALS, (the name of the Fund you are investing in)
(your name or the title on the account)
(your account #)

Through an Automatic Investment Plan
Once you open your account, you may purchase shares of the Funds through an Automatic Investment Plan (“AIP”).  You can have money automatically transferred from your checking or savings account on a monthly basis.  To be eligible for this plan, your bank must be a domestic institution that is an ACH member.  The Funds may modify or terminate the AIP at any time without notice.  The first AIP purchase will take place no earlier than 15 days after the Transfer Agent has received your request.  We are unable to debit mutual fund or pass through accounts.

Through the Internet
You may purchase subsequent shares through the Funds’ website at www.usamutuals.com if you accepted telephone and internet options on your Account Application form and included a voided check or savings deposit slip.  If you accepted these options and your account has been open for at least 15 days, you may access the website and you will be allowed to purchase or exchange Fund shares upon request.  Only bank accounts held at U.S. institutions that are ACH members may be used for website transactions.

Please remember that only purchases and exchanges of Fund shares are allowed on the website, and you cannot sell Fund shares through the website.

Through an authorized broker-dealer organization
You may purchase shares of the Funds through any broker-dealer organization that has been authorized by the Funds and has an agreement with the Funds’ distributor, Quasar Distributors, LLC (“Distributor”).  These broker-dealers are further authorized to designate other intermediaries to receive purchase and redemption orders on the Funds’ behalf.  A purchase order is deemed received by the Funds when an authorized broker-dealer, or, if applicable, a broker-dealer’s authorized designee, receives the request in good order.  Please keep in mind that your broker-dealer may charge additional fees for its services.

Anti-Money Laundering Information
In compliance with the USA PATRIOT Act of 2001, please note that the Transfer Agent will verify certain information on your Account Application as part of the Funds’ Anti-Money Laundering Program.  As requested on the Account Application, you should supply your full name, date of birth, social security number and permanent street address.  Mailing addresses containing only a P.O. Box will not be accepted.  Please contact the Transfer Agent at 1-866-264-8783 if you need additional assistance when completing your Account Application.

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If, through reasonable measures, the Transfer Agent is unable to verify the identity of a shareholder, the account will be rejected or the shareholder will not be allowed to perform a transaction on the account until such information allowing the Transfer Agent to verify the shareholder’s identity is received.  The Funds may also reserve the right to close the account within five business days if clarifying information or documentation is not received.  Any delay in processing your order will affect the purchase price you receive for your shares.  The Trust, the Distributor and the Transfer Agent are not liable for fluctuations in NAV experienced as a result of such delays in processing.

Shares of the Funds have not been registered for sale outside of the United States.  The Funds do not sell shares to any person residing in a country other than the United States of America, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses.  Additionally, in their discretion, the Funds may refuse to allow someone to purchase shares based on suspicious, inappropriate or illegal activity, such as market timing (please see the section below entitled “Selling Shares – Market Timing Trading Policy” for additional information).

Selling Shares

Methods of Selling

By mail
Send your written redemption request to the Transfer Agent at the appropriate address below.  Your request should be in good order and contain the name of the Fund you are selling, the name(s) on the account, your account number and the dollar amount or the number of shares to be redeemed.  Be sure to have all shareholders sign the letter.  Additional documents are required for certain types of shareholders, such as corporations, partnerships, executors, trustees, administrators or guardians (i.e., corporate resolutions or trust documents indicating proper authorization).  Please see the SAI for more information.

	Regular Mail USA MUTUALS Funds c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, WI 53201-0701	Overnight Delivery USA MUTUALS Funds c/o U.S. Bancorp Fund Services, LLC 615 E. Michigan Street, Third Floor Milwaukee, WI 53202

Note: The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents.  Therefore, deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC post office box, of purchase orders or redemption requests does not constitute receipt by the Transfer Agent.

The Transfer Agent may require a signature guarantee for certain redemption requests.  A signature guarantee of each owner is required in the following situations:

●   if a change in ownership is requested;
●   written requests to wire redemption proceeds (if not previously authorized on the account);
●   if a change of address request has been received by the Transfer Agent within the last 15 days; and
●   for all redemptions in excess of $50,000 from any shareholder account.

In addition to the situations described above, the Funds and/or Transfer Agent reserve the right to require a signature guarantee in other instances based on the circumstances relative to the particular situation.

Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”).  A notary public is not an acceptable signature guarantor.

Shareholders who hold their shares through an IRA or other retirement plan must indicate on their redemption request whether or not to withhold federal income tax.  Redemption requests failing to indicate an election not to have tax withheld will generally be subject to 10% withholding.

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By telephone
If you are authorized to perform telephone transactions (either through your account application form or by subsequent arrangement in writing with the Funds), you may redeem shares in any amount, but not less than $100 and not more than $50,000, by instructing the Funds by telephone at 1-866-264-8783.  A signature guarantee may be required of all shareholders in order to qualify for or to change telephone redemption privileges.

Note: Neither the Funds nor their service providers will be liable for any loss or expense in acting upon instructions that are reasonably believed to be genuine.  To confirm that all telephone instructions are genuine, the Funds will use reasonable procedures, such as requesting:

●   that you correctly state the Fund account number;
●   the name in which your account is registered;
●   the Social Security or tax identification number under which the account is registered; or
●   the address of the account holder, as stated in the account application form.

Telephone trades must be received by or prior to market close.  During periods of high market activity, shareholders may encounter higher than usual call wait times.  Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close.

By wire
To redeem shares by wire to a previously designated bank account, call the Funds at 1-866-264-8783 and specify the amount of money you wish to be wired.  Your bank may charge a fee to receive wired funds.  The Transfer Agent will charge a reasonable nominal fee for outgoing wires.

Through a broker-dealer organization
If you purchased your shares through a broker-dealer or other financial organization, your redemption order may be placed through the same organization.  The organization is responsible for sending your redemption order to the Funds on a timely basis.  Please keep in mind that your broker-dealer may charge additional fees for its services.

Payment of Redemption Proceeds to You
You may redeem the Funds’ shares at a price equal to the NAV next determined after the Transfer Agent receives your redemption request in good order.  Your redemption request cannot be processed on days the NYSE is closed.  All requests received in good order by the Funds before the close of the regular trading session of the NYSE (generally 4:00 p.m., Eastern time) will usually be wired to the bank you indicate or mailed on the following day to the address of record.  You may also have your redemption proceeds sent to your predetermined bank account by electronic funds transfer through the ACH network, provided your bank is a member.  Proceeds will generally be credited to your account within two business days.  There is no charge to have your payment sent via ACH.  In all cases, proceeds will be sent within seven calendar days after the Funds receive your redemption request.

When making a redemption request, make sure your request is in good order.  “Good order” means your letter of instruction includes:
■The name of the Fund you are investing in;
■ The dollar amount of shares to be redeemed;
■ Signatures of all registered shareholders exactly  as the shares are registered and a signature guarantee, when applicable; and
■ The account number.

If you purchase shares using a check and soon after request a redemption, the Funds will honor the redemption request, but will not mail the proceeds until your purchase check has cleared (usually within 15 days).  Furthermore, there are certain times when you may be unable to sell Fund shares or receive proceeds.

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Specifically, the Funds may suspend the right to redeem shares or postpone the date of payment upon redemption for more than three business days: (1) for any period during which the NYSE is closed (other than customary weekend or holiday closings) or trading on the NYSE is restricted;  (2) for any period during which an emergency exists as a result of which disposal by a Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for a Fund fairly to determine the value of its net assets; or (3) for such other periods as the SEC may permit for the protection of the Funds’ shareholders.

Systematic Withdrawal Plan
As another convenience, you may redeem your Fund shares through the Systematic Withdrawal Plan (the “SWP”).  Under the SWP, you may choose to receive a specified dollar amount, generated from the redemption of shares in your account, on a monthly, quarterly or annual basis.  In order to participate in the SWP, your account balance must be at least $10,000 and each payment should be a minimum of $100.  If you elect this method of redemption, a Fund will send a check to your address of record, or will send the payment via electronic funds transfer through the Automated Clearing House (ACH) network, directly to your bank account.  For payment through the ACH network, your bank must be an ACH member and your bank account information must be maintained on your Fund account.  The SWP may be terminated at any time by a Fund.  You may also elect to terminate your participation in the SWP at any time by contacting the Transfer Agent sufficiently in advance of the next withdrawal.

A withdrawal under the SWP involves a redemption of shares and may result in a capital gain or loss for federal income tax purposes.  In addition, if the amount withdrawn exceeds the distributions credited to your account, the account ultimately may be depleted.

Redemption Fee
If you redeem or exchange shares of a Fund after holding them for 60 days or less, the Fund may charge you a fee of 1.00% of the value of the shares redeemed.  This fee will be deducted from your redemption proceeds.  This fee is paid to the Funds and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading of the Funds.  For purposes of whether the redemption fee applies, the shares that were held the longest will be redeemed first.

Although the Funds have the goal of applying this redemption fee to most redemptions of shares held for less than 60 days, the Funds may not always be able to track short-term trading effected through financial intermediaries in non-disclosed or omnibus accounts.  While the Funds have entered into information sharing agreements with such financial intermediaries as described below under “Market Timing Trading Policy” that contractually require such financial intermediaries to provide the Funds with information relating to their customers investing in the Funds through non-disclosed or omnibus accounts, the Funds cannot guarantee the accuracy of the information provided to them from financial intermediaries and may not always be able to track short-term trading effected through these financial intermediaries.  In addition, because the Funds are to rely on information from the financial intermediary as to the applicable redemption fee, the Funds cannot ensure that the financial intermediary is always imposing such fee on the underlying shareholder in accordance with the Funds’ policies.  The Funds also reserve the right to waive the redemption fee, at the sole discretion of the Funds and MAI, in instances deemed by MAI not to be disadvantageous to the Funds or their shareholders and which do not indicate market timing strategies.

The Funds reserve the right to modify or eliminate the redemption fees or waivers at any time and will give shareholders 60 days’ prior written notice of any material changes, unless otherwise provided by law.  The redemption fee policy may be modified or amended in the future to reflect, among other factors, regulatory requirements mandated by the SEC.

Redemption-in-Kind
The Funds generally pay sale (redemption) proceeds in cash.  However, under unusual conditions that make the payment of cash unwise (and for the protection of the Funds’ remaining shareholders), the Funds reserve the right to make a “redemption-in-kind” (a payment in portfolio securities rather than cash) if the amount you are redeeming is in excess of the lesser of (i) $250,000 or (ii) 1% of the applicable Fund’s assets.  In such cases, you may incur brokerage costs in converting these securities to cash.  For federal income tax purposes, redemptions in-kind are taxed in the same manner as redemptions made in cash.

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Market Timing Trading Policy
Market timing is generally defined as the excessive short-term trading of mutual fund shares that may be harmful to the Funds and their shareholders.  The Board of Trustees has adopted policies and procedures that are designed to detect and deter abusive short term trading practices in the Funds (the “Market Timing Policy”). Short-term or excessive trading into and out of the Funds may harm performance by disrupting investment strategies and by increasing expenses.  Accordingly, the Funds may decline to accept an application or may reject a purchase request, including an exchange, from an investor who, in MAI’s sole discretion, has a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Funds, regardless of whether the transactions are subject to the redemption fee.

The risks of market timing cannot be eliminated.  Depending on various factors (including the size of the Funds, the amount of assets the Funds typically maintain in cash or cash equivalents, and the dollar amount, number and frequency of trades), market timing may disrupt investment strategies, increase brokerage, administrative, and other expenses and impact the Funds’ performance.  The Funds are currently using several methods to detect and deter market timing.  These methods include the use of broad authority to take discretionary action against market timers and against particular trades, selective monitoring of trade activity and the imposition of a 1.00% redemption fee on shares redeemed within 60 days of purchase.

Each of these methods involves judgments that are inherently subjective, although the Funds and their service providers seek to make judgments that are consistent with shareholder interests.  Moreover, each of these methods involves some selectivity in their application.  While the Funds seek to take action that will detect and deter market timing, the Funds cannot represent that market timing can be completely eliminated.

In particular, since the Funds receive purchase and sale orders through financial intermediaries that use group or omnibus accounts, the Funds cannot always detect short-term or excessive trading.  However, the Funds will work with financial institutions as necessary to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades.  In this regard, the Funds have entered into information sharing agreements with financial intermediaries pursuant to which these intermediaries are required to provide to the Funds, at the Funds’ request, certain information relating to their customers investing in the Funds through non-disclosed or omnibus accounts.  The Funds will use this information to attempt to identify abusive trading practices.  Financial intermediaries are contractually required to follow any instructions from the Funds to restrict or prohibit future purchases from shareholders that are found to have engaged in abusive trading in violation of the Funds’ policies.  However, the Funds cannot guarantee the accuracy of the information provided to them from financial intermediaries and cannot ensure that they will always be able to detect abusive trading practices that occur through non-disclosed and omnibus accounts.  As a result, the Funds’ ability to monitor and discourage abusive trading practices in omnibus accounts may be limited.  However, MAI and the Transfer Agent will make every effort to apply these policies to all shares held by Fund investors, whether held through the Transfer Agent or through intermediaries.  The Funds’ chief compliance officer monitors enforcement of the Funds’ policies regarding market timing.

Exchanging Shares

Shareholders of record may exchange shares of a Fund for shares of any other fund in the USA MUTUALS fund family on any business day by contacting the Fund directly.  This exchange privilege may be changed or canceled by the Funds at any time upon 60 days’ written notice.  Exchanges are generally made only between identically registered accounts unless a shareholder sends written instructions with a signature guarantee requesting otherwise.  A notary public cannot guarantee signatures.  A minimum investment amount of $1,000 for retirement accounts and $2,000 for all other accounts is required when exchanging into either an existing account or a newly established account.  An exchange from one Fund to another is treated the same as an ordinary sale and purchase for federal income tax purposes and you will realize a capital gain or loss.  This is not a tax-free exchange.  An exchange request received by a Fund prior to market close will be made at that day’s closing NAV.  In order to exercise the exchange privilege over the telephone, shareholders need to select this option on their shareholder application.

Exchange requests may be subject to limitations under the Market Timing Policy to ensure that the exchanges do not disadvantage the Funds or their shareholders.  If you exchange your shares in a Fund for shares in any other fund in the USA MUTUALS fund family, you may be subject to the redemption fees described above under “Redemption Fee.”

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General Transaction Policies

Some of the following policies are mentioned above.  In general, the Funds reserve the right to:

●	vary or waive any minimum investment requirement;
●	refuse, change, discontinue or temporarily suspend account services, including purchase, exchange or telephone redemption privileges, for any reason;
●
reject any purchase or exchange request for any reason  (generally, the Funds do this if the purchase or exchange is disruptive to the efficient management of the Funds due to the timing of the investment or an investor’s history of excessive trading);

●
redeem all shares in your account if your balance falls below the Funds’ minimum initial investment requirement (if, within 30 days of the Funds’ written request, you have not increased your account balance, you may be required to redeem your shares; however, the Funds will not require you to redeem shares if the value of your account drops below the investment minimum due to fluctuations of NAV);

●	delay paying redemption proceeds for up to seven days after receiving a request, if an earlier payment could adversely affect a Fund; and
●	reject any purchase or redemption request that does not contain all required documentation.

Your broker-dealer or other financial organization may establish policies that differ from those of the Funds.  For example, the organization may charge transaction fees, set higher minimum investments, or impose certain limitations on buying or selling shares in addition to those identified in this Prospectus.  Contact your broker-dealer or other financial organization for details.

Householding
In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses and annual and semi-annual reports that you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders that the Funds reasonably believe are from the same family or household.  If you would like to discontinue householding for your accounts, please call the Transfer Agent at 1-866-264-8783 to request individual copies of these documents.  The Transfer Agent will begin sending individual copies within 30 days after receiving your request.  This policy does not apply to account statements.

Inactive Accounts
Your mutual fund account may be transferred to your state of residence if no activity occurs within your account during the “inactivity period” specified in your state’s abandoned property laws.  If a Fund is unable to locate you, then it will determine whether your account can legally be considered abandoned.  A Fund is legally obligated to escheat (or transfer) abandoned property to the appropriate state’s unclaimed property administrator in accordance with statutory requirements.  Your last known address of record determines which state has jurisdiction.

Distribution of Fund Shares

The Distributor
Quasar Distributors, LLC is located at 615 East Michigan Street, Milwaukee, Wisconsin 53202, and serves as distributor and principal underwriter to the Funds.  The Distributor is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc.  Shares of the Funds are offered on a continuous basis.

Rule 12b-1 Plan
The Funds have adopted the Rule 12b-1 Plan under the Investment Company Act of 1940 (the “1940 Act”).  Under the Rule 12b-1 Plan, Investor Class shares of the Vice Fund pay the Distributor an annual fee of 0.25% of the average daily net asset value of the Fund.  The Vice Fund may pay the Distributor an annual fee up to 0.50% on Class A shares and 1.00% on Class C shares of the average daily net asset value of the Fund.  However, the Board of Trustees has currently authorized an annual Rule 12b-1 fee for Class A shares of the Vice Fund of only 0.25% of the average daily net assets of the Fund.  The fee is used to finance activities that promote the sale of shares of the Vice Fund.  Such activities include, but are not necessarily limited to, advertising, marketing, printing and mailing prospectuses to persons other than current shareholders, printing and mailing sales literature, and compensating underwriters, dealers and sales personnel.  The Rule 12b-1 Plan has the effect of increasing the expenses of the shares of the Vice Fund from what they would otherwise be.  Because these fees are paid out of the Vice Fund’s assets on an on-going basis, over time these fees will increase the cost of your investment in the Vice Fund and may cost you more than paying other types of sales charges.  The Investor Class shares of the Generation Wave Growth Fund are not subject to the Rule 12b-1 Plan.

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Distributions and Taxes

Distributions

Each Fund is designed to pay shareholder distributions from the Fund’s investment company taxable income and from any net capital gain the Fund has realized.  Shares will be eligible to receive distributions and will begin earning the right to distributions on the day after which the Fund receives payment and shares are issued.  The Funds make distributions of investment company taxable income semi-annually.  Net capital gain, if any, is distributed at least once a year.  If the day of distribution falls on a weekend or holiday on which the NYSE is closed, the distribution will be made on the next succeeding business day.  All of your distributions with respect to a Fund, however, will be reinvested in additional shares of such Fund unless you provide us with a written request to receive your payments in cash. If you elect to receive distributions in cash and the U.S. Postal Service is unable to deliver your checks or if your checks remain uncashed for six months, your distributions may be reinvested in your account at the then current NAV.  In such case, all future distributions will automatically be reinvested in shares of the same Fund.  No interest will accrue on amounts represented by uncashed distribution checks.  Distributions paid in cash or reinvested in additional shares are treated the same for federal income tax purposes.

Taxes

Distributions of a Fund’s investment company taxable income (which includes, but is not limited to, interest, dividends, net short-term capital gain, and net gain from foreign currency transactions), if any, are generally taxable to the Fund’s shareholders as ordinary income (for non-corporate shareholders, currently taxed at a maximum rate of 35% but scheduled to increase to 39.6% for tax years beginning after December 31, 2012).  For non-corporate shareholders, to the extent that a Fund’s distributions of investment company taxable income consist of “qualified dividend” income, such income may be subject to tax at the reduced federal income tax rate applicable to long-term capital gains, if certain holding period requirements have been satisfied by the shareholder.  However, the current federal income tax provisions applicable to “qualified dividend” income are scheduled to expire for tax years beginning after December 31, 2012.

For non-corporate shareholders, distributions of net capital gain (net long-term capital gain less net short-term capital loss) are generally taxable as long-term capital gains (currently taxed at a maximum rate of 15% but scheduled to increase to 20% for tax years beginning after December 31, 2012) regardless of the length of time that a shareholder has owned Fund shares.

You will be taxed in the same manner whether you receive your distributions (whether of investment company taxable income or net capital gain) in cash or reinvest them in additional Fund shares.  Distributions are generally taxable when received.  However, distributions declared in October, November or December to shareholders of record and paid the following January are taxable as if received on December 31.

In addition to the federal income tax, for tax years beginning after December 31, 2012, individuals, trusts and estates are scheduled to be subject to a Medicare tax of 3.8 percent.  The Medicare tax will be imposed on the lesser of the taxpayer’s (i) investment income, net of deductions properly allocable to such income, or (ii) the amount by which the taxpayer’s modified adjusted gross income exceeds certain thresholds ($250,000 for married individuals filing jointly, $200,000 for unmarried individuals and $125,000 for married individuals filing separately).  The Fund anticipates that it will distribute income that will be includable in a shareholder’s investment income for purposes of this Medicare tax.

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Shareholders who sell, exchange or redeem shares generally will have a capital gain or loss from the sale, exchange or redemption.  The amount of the gain or loss and the applicable rate of tax will depend generally upon the amount paid for the shares, the amount received from the sale, exchange or redemption, (including redemptions in-kind), and how long the shares were held by a shareholder.  Gain or loss realized upon a sale, exchange or redemption of shares will generally be treated as long-term capital gain or loss if the shares have been held for more than one year, and as short-term capital gain or loss if the shares have been held for one year or less.  Any loss arising from the sale, exchange or redemption of shares held for six months or less, however, is treated as a long-term capital loss to the extent of any distributions of net capital gain received on such shares.  In determining the holding period of such shares for this purpose, any period during which your risk of loss is offset by means of options, short sales or similar transactions is not counted.  If you purchase Fund shares within thirty days before or after selling, exchanging or redeeming other Fund shares at a loss, all or part of your loss will not be deductible and will instead increase the basis of the newly-purchased shares.

The Funds are required to report to you and the IRS the cost basis of Fund shares when you redeem Fund shares.  The Funds will determine cost basis using the average cost method unless you elect in writing (and not over the telephone) any alternate IRS-approved cost basis method.  Please see the SAI for more information regarding cost basis reporting.

The federal income tax status of all distributions made by the Funds for the prededing year will be annually reported to shareholders.  Distributions made by the Funds may also be subject to state and local taxes.  Additional tax information may be found in the SAI.

This section is not intended to be a full discussion of tax laws and the effect of such laws on you.  There may be other federal, state, foreign, or local tax considerations applicable to a particular investor.  You are urged to consult your own tax advisor.

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Financial Highlights

The financial highlights tables below are based on the financial history of the Funds and are intended to help you understand the financial performance of the Funds for the past five years.  Certain information reflects the financial results for a single Fund share.  The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Funds (assuming reinvestment of Fund distributions).  The information for the years ended March 31, 2012, 2011, 2010 and 2009 has been audited by the Funds’ independent registered public accounting firm, Cohen Fund Audit Services, Ltd., whose report, along with the financial statements of the Funds, is included in the Funds’ annual report to shareholders.  Information for the year ended March 31, 2008 was audited by the Funds’ prior independent registered public accounting firm.  Please call 1-866-264-8783 for a free copy of the Annual Report.

Vice Fund

Investor Class Shares
(Per Share Data for a Share Outstanding Throughout Each Year)
	Year Ended March 31,
	2012		2011	2010		2009		2008
Net Asset Value, Beginning of Period	$18.12		$15.42	$11.67		$20.57		$20.37
Income (loss) from investment operations:
Net investment income	0.16	(2)	0.21 (2)	0.20	(2)	0.29	(2)	0.03
Net realized and unrealized gain (loss) on investments	2.86		2.67	3.84		(9.09)		0.94
Total from investment operations	3.02		2.88	4.04		(8.80)		0.97

Less distributions:
Dividends from net investment income	(0.19)		(0.18)	(0.29)		(0.03)		(0.04)
From net realized gain on investments	—		—	—		(0.07)		(0.74)
Total distributions	(0.19)		(0.18)	(0.29)		(0.10)		(0.78)
Paid-in capital from redemption fees	0.00	(3)	0.00 (3)	0.00	(3)	0.00	(3)	0.01

Net Asset Value, End of Period	$20.95		$18.12	$15.42		$11.67		$20.57

Total Return	16.79%		19.01%	35.06%		(42.83)%		4.44%

Supplemental Data and Ratios:
Net assets at end of period (000’s)	$91,824		$79,039	$76,730		$70,986		$180,580
Ratio of expenses to average net assets
Before waiver and expense reimbursement	1.72%		1.79%	1.99	%(1)	1.87	%(1)	1.69	%(1)
After waiver and expense reimbursement	1.76%		1.81%	1.93	%(1)	1.88	%(1)	1.85	%(1)
Ratio of net investment income to average net assets:
Before waiver and expense reimbursement	0.88%		1.24%	1.16	%(4)	1.43	%(4)	0.28	%(4)
After waiver and expense reimbursement	0.84%		1.22%	1.22	%(4)	1.42	%(4)	0.12	%(4)
Portfolio turnover rate	83.66	%(5)	21.18%	59.02%		26.67%		36.40%

(1)
The ratio of expenses to average net assets includes dividends on short positions.  The before waiver and expense reimbursement and after waiver and expense reimbursement ratios excluding dividends on short positions were 1.84% and 1.78% for the year ended March 31, 2010, 1.74% and 1.75% for the year ended March 31, 2009, 1.58% and 1.75% for the year ended March 31, 2008.

(2)	Per share net investment income was calculated prior to tax adjustments.
(3)	Less than one cent per share.
(4)	The net investment income ratios include dividends on short positions.
(5)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

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Vice Fund

Class A Shares
(Per Share Data for a Share Outstanding Throughout each Period)
	Period Ended
	March 31, 2012 (1)
Net Asset Value, Beginning of Period	$18.14
Income (loss) from investment operations:
Net investment income	0.10	(2)
Net realized and unrealized gain on investments	2.70
Total from investment operations	2.80

Less distributions:
Dividends from net investment income	—
From net realized gain on investments	—
Total distributions	—

Net Asset Value, End of Period	$20.94

Total Return	15.44	% (3)(4)

Supplemental Data and Ratios:
Net assets at end of period (000’s)	$193
Ratio of expenses to average net assets:
Before waiver and expense reimbursement	1.73	% (6)
After waiver and expense reimbursement	1.73	% (6)
Ratio of net investment income to average net assets:
Before waiver and expense reimbursement	3.36	% (6)
After waiver and expense reimbursement	3.36	% (6)
Portfolio turnover rate (5)	83.66%

(1)	The Vice Fund Class A shares commenced operations on December 8, 2011.
(2)	Per share net investment income was calculated prior to tax adjustments.
(3)	Not annualized.
(4)	Based on net asset value, which does not reflect the sales charge.
(5)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(6)	Annualized.

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Vice Fund

Class C Shares
(Per Share Data for a Share Outstanding Throughout each Period)
	Period Ended
	March 31, 2012 (1)
Net Asset Value, Beginning of Period	$18.14
Income (loss) from investment operations:
Net investment income	0.07	(2)
Net realized and unrealized gain on investments	2.69
Total from investment operations	2.76

Less distributions:
Dividends from net investment income	—
From net realized gain on investments	—
Total distributions	—

Net Asset Value, End of Period	$20.90

Total Return	15.21	% (3)(4)

Supplemental Data and Ratios:
Net assets at end of period (000’s)	$415
Ratio of expenses to average net assets:
Before waiver and expense reimbursement	2.46	% (6)
After waiver and expense reimbursement	2.46	% (6)
Ratio of net investment income to average net assets:
Before waiver and expense reimbursement	2.63	% (6)
After waiver and expense reimbursement	2.63	% (6)
Portfolio turnover rate (5)	83.66%

(1)      The Vice Fund Class C shares commenced operations on December 8, 2011.
(2)      Per share net investment income was calculated prior to tax adjustments.
(3)      Not annualized.
(4)      Based on net asset value, which does not reflect the sales charge.
(5)      Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(6)      Annualized.

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Generation Wave Growth Fund

Investor Class Shares
(Per Share Data for a Share Outstanding Throughout Each Year)
	Year Ended March 31,
	2012	2011		2010	2009		2008
Net Asset Value, Beginning of Period	$7.79	$6.85		$5.26	$9.88		$12.74
Income (loss) from investment operations:
Net investment income	0.0 3 (2)	0.00	(2)(3)	—	0.04	(1)(2)	0.10	(1)
Net realized and unrealized gain (loss) on investments	(0.46)	0.94		1.64	(3.28)		(0.88)
Total from investment operations	(0.43)	0.94		1.64	(3.24)		(0.78)

Less distributions paid:
From net investment income	—	—		(0.05)	—		(0.19)
From net realized gain on investments	—	—		—	(1.38)		(1.89)
Total distributions paid	—	—		(0.05)	(1.38)		(2.08)
Paid-in capital from redemption fees (3)	0.00	0.00		0.00	0.00		0.00

Net Asset Value, End of Period	$7.36	$7.79		$6.85	$5.26		$9.88

Total Return	(5.52)%	13.72%		31.14%	(33.33)%		(7.39)%

Supplemental Data and Ratios:
Net assets at end of year (000’s)	$14,136	$20,062		$20,807	$19,167		$36,483
Ratio of expenses to average net assets(4)
Before waiver and expense reimbursement	2.30%	2.00%		2.03%	1.90%		1.58%
After waiver and expense reimbursement	1.75%	1.75%		1.67%	1.50%		1.50%
Ratio of net investment income (loss) to average net assets(4)
Before waiver and expense reimbursement	(0.17)%	(0.27)%		(0.38)%	0.12	% (4)	0.61	% (4)
After waiver and expense reimbursement	0.38%	(0.02)%		(0.02)%	0.52%		0.69%
Portfolio turnover rate	127.99%	82.62%		129.08%	76.87%		67.29%

(1)	Recognition of investment income by the Fund is affected by the timing of the declaration of the dividends by the underlying investment companies in which the Fund invests.
(2)	Per share net investment income was calculated prior to tax adjustments.
(3)	Less than one cent per share.
(4)	Does not include expenses of investment companies in which the Fund invests.

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Investment Advisor
Mutuals Advisors, Inc.
Plaza of the Americas
700 North Pearl Street
Suite 900
Dallas, Texas 75201

Independent Registered Public Accounting Firm
Cohen Fund Audit Services, Ltd.
800 Westpoint Parkway, Suite 1100
Westlake, Ohio 44145

Legal Counsel
Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank, N.A.
Custody Operations
1555 N. River Center Drive, Suite 302
Milwaukee, Wisconsin53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

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For More Information

You can find more information about the Funds in the following documents:

Statement of Additional Information
The SAI provides additional details about the investments and techniques of the Funds and certain other additional information.  A current SAI is on file with the SEC and is incorporated into this prospectus by reference.  This means that the SAI is legally considered a part of this prospectus even though it is not physically within this prospectus.

Annual and Semi-Annual Reports
The Funds’ annual and semi-annual reports provide the most recent financial reports and portfolio listings.  The annual report contains a discussion of the market conditions and investment strategies that affected the Funds’ performance during the Funds’ last fiscal year.

You can obtain a free copy of the SAI and the annual and semi-annual reports, request other information, or make general inquiries about the Funds on the Funds’ website at www.usamutuals.com, by calling the Funds (toll-free) at 1-866-264-8783, or by writing to:

USA Mutuals Funds
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701

You may write to the SEC Public Reference Room at the regular mailing address or the e-mail address below and ask them to mail you information about the Funds, including the SAI.  They will charge you a fee for this duplicating service.  You can also visit the SEC Public Reference Room and review and copy documents while you are there.  For more information about the operation of the Public Reference Room, call the SEC at the telephone number below.

Public Reference Section
Securities and Exchange Commission
Washington, D.C. 20549-1520
publicinfo@sec.gov
1-202-551-8090

Reports and other information about the Funds are also available on the EDGAR Database on the SEC’s Internet site at www.sec.gov.

1940 Act File No. 811-10319

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Prospectus

July 29, 2012

Generation Wave Growth Fund
Class A Shares (not currently offered)
Class C Shares (not currently offered)

Phone: 1-866-264-8783 Web: www.USAMutuals.com	Investment Advisor Mutuals Advisors, Inc. Plaza of the Americas 700 North Pearl Street, Suite 900 Dallas, Texas 75201

Neither the Securities and Exchange Commission (the “SEC”) nor any state securities commission has approved or disapproved these securities or passed upon the adequacy of this prospectus.  Any representation to the contrary is a criminal offense.

This prospectus applies to Class A and Class C shares of the Generation Wave Growth Fund (the “Fund”), which are not currently offered for purchase.  The Fund also has an Investor Share class, which is currently offered for purchase in a separate prospectus.

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Summary Section

Investment Objective
The investment objective of the Fund is capital appreciation over the long term while at times providing a low level of current income.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on Class A shares if you or your family invest, or agree to invest in the future, at least $50,000 in the Fund.  More information about these and other discounts is available from your financial professional and under “Shareholder Information – Choosing a Share Class – Class A Shares” on page 11 of the Fund’s Prospectus.

Shareholder Fees (fees paid directly from your investment)	Class A Shares	Class C Shares
Maximum Front-End Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	5.75%	None
Maximum Contingent Deferred Sales Charge (Load) (as a percentage of the shares redeemed within 12 months of purchase)(1)	None	1.00%
Maximum Contingent Deferred Sales Charge (Load) (as a percentage of purchases of $1,000,00 or more that are redeemed within 18 months of purchase)(1)	1.00%	None
Redemption Fee (as a percentage of amount redeemed on shares held 60 days or less)	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.95%	0.95%
Distribution (12b-1) Fees(2)	0.25%	1.00%
Other Expenses(3)	1.35%	1.35%
Acquired Fund Fees and Expenses	0.02%	0.02%
Total Annual Fund Operating Expenses	2.57%	3.32%
Less: Fee Waiver/Expense Reimbursement	-0.55%	-0.55%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement(4)	2.02%	2.77%

(1)	The contingent deferred sales charge (“CDSC”) is based on the net asset value (“NAV”) of the shares at the time of purchase.
(2)
The Fund has adopted a distribution plan pursuant to Rule 12b-1 (the “Rule 12b-1 Plan”) under the Investment Company Act of 1940, as amended (the “1940 Act”).  Under the Rule 12b-1 Plan, the Fund may pay an annual Rule 12b-1 distribution fee of up to 0.50% for Class A shares.  As of the date of this prospectus, the Fund’s Board of Trustees (the “Board of Trustees”) has authorized a Rule 12b-1 distribution fee of only 0.25% for Class A shares.

(3)	Other expenses are based on estimated amounts for the current fiscal year.
(4)
Mutual Advisors, Inc. (“MAI” or “Adviser”), the Fund’s investment adviser, has contractually agreed to limit the Fund’s total annual fund operating expenses (exclusive of taxes, interest and dividends on short positions, brokerage, acquired fund fees and expenses and extraordinary expenses) to 2.00% and 2.75% of average net assets of the Fund for Class A shares and Class C shares, respectively, through July 31, 2013, with such renewal terms of one year, each measured from the date of renewal, as may be approved by the Board of Trustees, unless either the Board of Trustees or MAI terminates the agreement prior to such renewal.

Example
The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% rate of return each year, that you reinvest all dividends and distributions, and that the Fund’s operating expenses remain the same each year.  The fee waiver/expense reimbursement agreement discussed in the table above is reflected only through July 31, 2013.  Although your actual costs may be higher or lower, based on these assumptions your costs for the Fund would be:

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Class A Shares
1 Year	3 Years	5 Years	10 Years
$768	$1,279	$1,816	$3,274

Class C Shares
1 Year	3 Years	5 Years	10 Years
$380	$970	$1,684	$3,576

If you did not redeem your Class C shares, you would pay the following expenses:

1 Year	3 Years	5 Years	10 Years
$280	$970	$1,684	$3,576

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These transaction costs and potentially higher taxes, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 127.99% of the average value of its portfolio.

Principal Investment Strategies
To best achieve its investment objective, the Fund, a non-diversified investment company, invests primarily in equity securities (i.e. common stocks, preferred stocks and securities convertible into common stocks) of small, medium or large capitalization companies, both domestic and foreign, in different market sectors.  The Fund may also invest in third-party investment companies.  In addition, the Fund may borrow money, a practice known as “leveraging,” to meet redemptions, for other emergency purposes or to increase its portfolio holdings.

The Fund may, to a more limited degree, also purchase fixed-income securities.  Additionally, the Fund may engage in short sales and certain options strategies.

It is anticipated that at any given time, the companies in which the Fund invests may fall anywhere on the spectrum of industries and sectors currently available focusing on the demographic, economic and lifestyle trends of any one or all of the Baby Boomer (persons born between 1946 and 1964), Generation X (persons born between 1965 and 1980), and Generation Y (persons born between 1980 and the late 1990s) populations.  The Fund may, from time to time, have greater than 25% of its net assets concentrated in one or more sectors (but no more than 80% of its net assets in any single sector), such as the consumer discretionary, consumer staples, commodities, energy, financials, industrials, health care, materials, real estate, technology, telecommunications, and utilities sectors..

The Fund’s portfolio manager begins his investment process with a top-down, macroeconomic analysis of equities; the impact of demographics is an important element of this analysis.  The portfolio manager’s individual security selection follows, and is based upon a careful evaluation of fundamentals and various valuation measures of companies operating within targeted industry groups.  Sell decisions can be driven by larger, market-related concerns (e.g., the portfolio manager believes that the broader market is in a correcting phase) or by company-specific factors (e.g., the company’s fundamentals are not delivering as expected or all catalysts have materialized thus limiting further upside).

For cash management purposes, the Fund may hold up to 20% of its net assets in cash or similar short-term, high-quality debt securities.  These short-term debt securities and money market instruments include commercial paper, certificates of deposit, bank deposits, bankers’ acceptances, shares of money market mutual funds, U.S. Government securities and repurchase agreements.

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Principal Risks
The risks associated with an investment in the Fund can increase during times of significant market volatility.  The principal risks of the Fund include:

●	the risk that you could lose all or portion of your investment in the Fund;
●	the risk that certain stocks selected for the Fund’s portfolio may decline in value more than the overall stock market;
●
the risk that investment strategies employed by MAI in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments;

●	the risk that asset allocation to a particular strategy does not reflect actual market movement or the effect of economic conditions;
●
because the Fund is non-diversified (meaning that compared to diversified mutual funds, the Fund may invest a greater percentage of its assets in a particular issuer), its shares may be more susceptible to adverse changes in the value of a particular security than would be the shares of a diversified mutual fund;

●
because the Fund may concentrate its investments in one or more sectors, the Fund may be subject to the risks affecting a particular sector, including the risk that the securities of companies within a particular sector will underperform due to adverse economic conditions, regulatory or legislative changes or increased competition affecting the sector, more than would a fund that invests in a wide variety of market sectors;

●
the risk of investing in small- to mid-capitalization companies whose performance can be more volatile and who face greater risk of business failure, which could increase the volatility of the Fund’s portfolio;

●	the risk that the Fund may have difficulty selling small- to mid-capitalization securities during a down market due to lower liquidity;
●	the risk that political, social or economic instability in foreign developed and emerging markets may cause the value of the Fund’s investments in foreign securities to decline;
●	currency-rate fluctuations due to political, social or economic instability may cause the value of the Fund’s investments to decline;
●	the risk of investing in derivatives, specifically call and put options, for hedging purposes and to reduce Fund volatility, as well as direct investment; and
●
the risk of loss if the value of a security sold short increases prior to the scheduled delivery date, since the Fund must pay more for the security than it has received from the purchaser in the short sale.

●	the risk of interest rate fluctuation in connection with investments in bonds or other fixed-income securities;
●	the risk that an issuer of fixed-income securities will not make timely payments of principal and interest (credit risk);
●	there is no assurance the U.S. Government will provide financial support on securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities;
●	the risk that leveraging may exaggerate the effect on net asset value of any increase or decrease in the value of the Fund’s portfolio;
●
the risk associated with bearing indirect fees and expenses charged by any underlying investment companies in which the Fund may invest in addition to its direct fees and expenses, as well as indirectly bearing the principal risks of those investment companies;

Performance
The performance information demonstrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance.  The information shown assumes reinvestment of distributions.  Remember, the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available through the Fund’s website at www.usamutuals.com.

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Investor Class Shares(1)
Calendar Year Returns as of December 31

(1)
The returns in the bar chart are for the Fund’s Investor Class shares which are offered in a separate prospectus but would have substantially similar annual returns because the Fund’s Investor Class, Class A and Class C shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes do not have the same expenses.  Sales loads are not reflected in the bar chart or in the best and worst quarterly returns set forth below.  If sales loads were reflected, the returns shown would have been lower.

The Fund’s calendar year-to-date return for the Fund’s Investor Class shares as of June 30, 2012 was 4.93%.  During the period shown in the bar chart, the best performance for a quarter was 19.12% (for the quarter ended June 30, 2003).  The worst performance was -20.07% (for the quarter ended December 31, 2008).

Average Annual Total Returns (Investor Class Shares)(1)
(For the periods ended December 31, 2011)
Investor Class Shares	One Year	Five Years	Ten Years	Since Inception (6/21/2001)
Return Before Taxes	(6.25)%	(3.80)%	1.15%	1.11%
Return After Taxes on Distributions	(6.25)%	(5.07)%	0.45%	0.44%
Return After Taxes on Distributions and Sale of Fund Shares	(4.06)%	(3.19)%	0.97%	0.94%
S&P 500 Index® (reflects no deductions for fees, expenses or taxes)	2.11%	(0.25)%	2.92%	2.12%

(1)
The returns in the table are for the Fund’s Investor Class shares which are offered in a separate prospectus but would have substantially similar annual returns because the Fund’s Investor Class, Class A and Class C shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes do not have the same expenses.  Sales loads are not reflected in the bar chart or in the best and worst quarterly returns set forth below.  If sales loads were reflected, the returns shown would have been lower.

After tax returns are shown for Investor Class shares and will vary for Class A and Class C shares.  After tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the effect of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).

In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period.  A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

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Investment Advisor
Mutuals Advisors, Inc. is the Fund’s investment advisor.

Portfolio Manager
Mr. Gerald Sullivan, Portfolio Manager, has managed the Fund since June 1, 2011.

Purchase and Sale of Fund Shares
You may purchase or redeem shares by mail (USA MUTUALS, c/o U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53201-0701), or by telephone at 1-866-264-8783.  Investors who wish to purchase or redeem Fund shares through a financial intermediary should contact the financial intermediary directly for information relative to the purchase or sale of Fund shares.  The minimum initial amount of investment for purchases and exchanges with another fund in the USA Mutuals fund family for Class A shares and Class C shares is $1,000 for retirement accounts and $2,000 for other types of accounts.  Subsequent investments in the Fund for all types of accounts may be made with a minimum investment of $100.

Tax Information
The Fund’s distributions are taxable, and will be taxed as ordinary income or long-term capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA.  You may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your advisor or visit your financial intermediary’s website for more information.

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Principal Investment Strategies, Related Risks and Disclosure of Portfolio Holdings

Investment Objective
The investment objective of the Fund is capital appreciation over the long term while at times providing a low level of current income.  This objective and the investment strategies described below are non-fundamental, which means that they may be changed by action of the Board of Trustees without shareholder approval.

Principal Investment Strategies
To best achieve its investment objective, the Fund, a non-diversified investment company, invests primarily in equity securities (i.e. common stocks, preferred stocks and securities convertible into common stocks) of small, medium or large capitalization companies, both domestic and foreign, in different market sectors.  The Fund may also invest in third-party investment companies.  In addition, the Fund may borrow money, a practice known as “leveraging,” to meet redemptions, for other emergency purposes or to increase its portfolio holdings.

The Fund may, to a more limited degree, also purchase fixed-income securities.  Additionally, the Fund may engage in short sales and certain options strategies. However, when market conditions are unfavorable for profitable investing or when suitable investments are not otherwise available, the Fund may from time to time invest any amount in cash or high-quality short-term securities as a temporary defensive position.

It is anticipated that at any given time, the companies in which the Fund invests may fall anywhere on the spectrum of industries and sectors currently available focusing on the demographic, economic and lifestyle trends of any one or all of the Baby Boomer (persons born between 1946 and 1964), Generation X (persons born between 1965 and 1980), and Generation Y (persons born between 1980 and the late 1990s) populations. The Fund may, from time to time, have greater than 25% of its net assets concentrated in one or more sectors (but no more than 80% of its net assets in any single sector), such as the consumer discretionary, consumer staples, commodities, energy, financials, industrials, health care, materials, real estate, technology, telecommunications, and utilities sectors.

The Generation Wave title of the Fund refers specifically to MAI’s belief in the unique demographic, economic and lifestyle trends of the various generational influences.  Consequently, the Fund is designed to capitalize on the industries that MAI believes will most likely to benefit from the spending and other economic habits of generational communities.  Entire industries, such as health care, financial services and technology, will be reshaped by the changing needs and spending habits of each generation.  By investing in varying combinations of companies in these industries, MAI attempts to optimize growth over the long term while seeking to minimize risks, though there is no guarantee that such risks will be minimized.

MAI’s investment process for selecting the companies in which the Fund invests begins with a thorough, top-down analysis of the macro environment for equities in general and the major trends and themes developing within the sectors most influenced by generational factors.  Following this macro analysis, MAI’s individual security selection is the result of a rigorous evaluation of a company’s fundamentals and various valuation measures of companies operating within targeted industry groups. Specifically, MAI seeks to identify companies that it believes will be positively impacted by the macro industry backdrop where there are future catalysts that could lead to a systemic change in a company’s business or in its valuation.

If appropriate, MAI will re-balance the Fund’s investments to meet the appropriate asset mix as determined by MAI’s investment process set forth above.  Continually monitoring and re-balancing the Fund’s investments (if necessary) ensures that returns are maximized to avoid dependence on one area of the market.  MAI will also regularly evaluate the macroeconomics of the categories for shifts that may necessitate a re-evaluation of the entire allocation process.  MAI will sell a security when appropriate and consistent with the Fund’s investment objective and policies, regardless of the effect on the Fund’s portfolio turnover rate.  Sell decisions can be driven by larger, market-related concerns (e.g., the portfolio manager believes that the broader market is in a correcting phase) or by company-specific factors (e.g., the company’s fundamentals are not delivering as expected or all catalysts have materialized thus limiting further upside).

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Buying and selling securities generally involves some expense to the Fund, such as broker commissions and other transaction costs.  An increase in the portfolio turnover rate involves correspondingly greater transaction costs and increases the potential for short-term capital gains, which are taxable as ordinary income and may affect the Fund’s returns.

For cash management purposes, the Fund may hold up to 20% of its net assets in cash or similar short-term, high-quality debt securities.  These short-term debt securities and money market instruments include commercial paper, certificates of deposit, bank deposits, bankers’ acceptances, shares of money market mutual funds, U.S. Government securities and repurchase agreements.  These investments represent the assets that remain after MAI has committed available assets to desirable investment opportunities.

Who May Want to Invest
The Fund is designed to pursue maximum capital appreciation with the assumption of an above-average level of risk.  Accordingly, it is appropriate for the long-term (seven years or longer time horizon) mutual fund investor seeking maximum capital appreciation with the assumption of an above-average level of market risk.

General Investment Policies of the Fund

Temporary Strategies; Cash or Similar Investments.  For temporary defensive purposes, MAI may invest up to 100% of the Fund’s total assets in high-quality, short-term debt securities and money market instruments.  These short-term debt securities and money market instruments include shares of other mutual funds, commercial paper, certificates of deposit, bankers’ acceptances, U.S. Government securities and repurchase agreements.  Taking a temporary defensive position may result in the Fund not achieving its investment objective.  Furthermore, to the extent that the Fund invests in money market mutual funds for its cash position, there will be some duplication of expenses because the Fund would bear its pro rata portion of such money market funds’ management fees and operational expenses.

Changes to Investment Objective and Strategies.  The Fund’s investment objective, investment strategies and policies stated above are not fundamental and may be changed by sole action of the Board of Trustees without shareholder approval.

Principal Risks of Investing in the Fund

Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested and the amount of risk you are willing to take.  Remember, in addition to possibly not achieving your investment goals, you could lose money by investing in the Fund.  The following risks apply to the Fund:

●
Stock Market Risks.  The Fund invests in equity securities.  Stock market prices of securities may be adversely affected by many factors, such as an issuer’s having experienced losses or by the lack of earnings or by the issuer’s failure to meet the market’s expectations with respect to new products or services, or even by factors wholly unrelated to the value or condition of the issuer.  If the stock market declines in value, shares of the Fund are likely to decline in value.  Furthermore, the Fund’s focus on certain types of stocks (such as small or large capitalization) and style of investing (such as value or growth) subjects it to the risk that its performance may be lower than that of other types of equity funds that focus on other types of stocks or that have a broader investment style (such as the general market).

●
Recent Market Events.  The value of a security may move up or down, sometimes rapidly and unpredictably.  These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time.  Market risk may affect a single issuer, industry, sector of the economy or the market as a whole.  U.S. and international markets have experienced significant volatility in recent years.  The securities markets have experienced substantially lower valuations, reduced liquidity, price volatility, credit downgrades, increased likelihood of default and valuation difficulties, all of which may increase the risks of investing in securities held by the Fund.

●
Management Risks.  Judgments about the attractiveness, value and potential appreciation of particular investments may prove to be incorrect and may not anticipate actual market movements or the impact of economic conditions generally.  In fact, no matter how well market conditions are evaluated, the investments held by the Fund may fail to produce the intended result, and you could lose money on your investment in the Fund.

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●
Asset Allocation Risks.  The Fund emphasizes asset allocation strategies and the combination of investments in one or more industries or sectors.  Furthermore, although the Fund has ranges of equity and fixed-income allocations, the types of equity or fixed-income securities or other investments invested in by the Fund and the proportion of such investments involve highly subjective judgments and the Fund is designed to reflect those judgments.  As a consequence, a principal risk of the Fund involves the risk that those judgments may not anticipate actual market movements or the effect of economic conditions generally.

●
Non-Diversification Risks.  The Fund is “non-diversified” and therefore is not required to meet certain diversification requirements under federal securities laws.  The Fund may invest a greater percentage of its assets in the securities of a single issuer.  However, a decline in the value of an investment in a single issuer could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

●
Sector Concentration Risks.  To the extent that the Fund concentrates its investments in one or more sectors under the policies described in this prospectus, it may be subject to the risks affecting a particular sector more than would a more broadly diversified fund.  Furthermore, each sector possesses particular risks that may not affect other sectors, including the risk that the securities of companies within that particular sector will underperform due to adverse economic conditions, regulatory or legislative changes or increased competition affecting the sector.  The risks relating to specific sectors the Fund may invest in are set forth below:

●
Commodities Sector Risks. To the extent that the Fund concentrates investments in the commodities sector, it will be subject to the risks of that sector, including changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, and tariffs, fluctuation in prices of industrial metals, precious metals, agriculture, and livestock commodities due to factors such as changes in value, supply and demand, and governmental regulatory policies.  Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities.

●
Consumer Discretionary Sector Risks. To the extent that the Fund concentrates investments in the consumer discretionary sector, it will be subject to the risks of that sector, including negative changes in the domestic and international economies, interest rates, competition, consumer confidence, disposable household income, and consumer spending, and severe competition and changes in demographics and consumer tastes, which may have an adverse effect on the performance of these companies.

●
Consumer Staples Sector Risks. To the extent that the Fund concentrates investments in the consumer staples sector, it will be subject to the risks of that sector, including negative changes in the domestic and international economies, interest rates, competition, consumer confidence, and consumer spending. These companies also are subject to the risk that government regulation could affect the permissibility of using various production methods and food additives, which regulations could affect company profitability. The success of food, household, and personal products companies may be strongly affected by consumer tastes, marketing campaigns, and other factors affecting supply and demand.

●
Energy Sector Risks. To the extent that the Fund concentrates investments in the energy sector, it will be subject to the risks of that sector, including the effects of supply and demand both for their specific product or service and for energy products in general.  The price of oil and gas, exploration and production spending, government regulation, world events, and economic conditions will likewise affect the performance of these companies.  Securities of companies in the energy field are subject to swift price and supply fluctuations caused by events relating to international politics, energy conservation, the success of exploration projects, and tax and other governmental regulatory policies.

●
Financials Sector Risks.  To the extent that the Fund concentrates its investments in the financials sector, it will be subject to the risks of the sector, including risks that the financials sector may be adversely affected by changes in economic conditions and interest rates, as well as legislative initiatives, all of which may affect the profitability of companies in that sector.

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●
Health Care Sector Risks.  To the extent that the Fund concentrates its investments in the health care sector, it will be subject to similar risks of the technology sector (discussed below), and additional risks including risks related to legislative and regulatory action, which may affect profitability of companies in that sector.  Furthermore, companies in the health care sector are subject to government regulation of their products and services, a factor which could have a significant and possibly unfavorable effect on the price and availability of such products or services.  Health care service provider companies are subject to the risk that government subsidy funds in the future may subject to great uncertainty, as well as risks related to changes in the regulation and operation of the private health insurance industry.

●
Industrials Sector Risks. To the extent that the Fund concentrates investments in the industrials sector, it will be subject to the risks of that sector, including the effects supply and demand both for their specific product or service and for industrial sector products in general.  Government regulation, world events, and economic conditions will affect the performance of these companies.  These companies can also be cyclical, subject to sharp price movements, and significantly affected by government spending policies.

●
Materials Sector Risks.  To the extent that the Fund concentrates its investments in the materials sector, it will be subject to the risks of that sector.  The materials sector includes companies involved with the discovery, development and processing of raw materials, including the mining and refining of metals, chemical producers and forestry products.  Companies in the materials sector are subject to general risks posed by economic slow down or recession as well as market risk to the extent that investors prefer securities of issuers in other sectors perceived to offer greater opportunities for faster growth.

●
Real Estate Sector Risks.  To the extent that the Fund concentrates investments in the real estate sector, it will be subject to the risks of that sector, including risks related to possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes, and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems; casualty or condemnation losses; uninsured damages from floods, earthquakes, or other natural disasters; limitations on and variations in rents; and changes in interest rates.

●
Technology Sector Risks.  To the extent that the Fund concentrates its investments in the technology sector, it will be subject to the risks of that sector, including competitive pressures of technology companies from new market entrances and technological obsolescence, as well as increased research and development costs and potential for greater governmental regulation.  Competitive pressures may have a significant effect on the financial condition of companies in the technology sector.  If technology continues to advance at an accelerated rate, and the number of companies and product offerings continues to expand, these companies could become increasingly sensitive to short product cycles and aggressive pricing.

●
Telecommunications Sector Risks.  To the extent that the Fund concentrates investments in the telecommunications sector, it will be subject to the risks of that sector, including the effects of government regulation of rates of return and services that may be offered.  These companies are also subject to risks related to rapid obsolescence of their products and services resulting from changes in consumer tastes, intense competition, and strong market reactions to technological development.

●
Utilities Sector Risks. To the extent that the Fund concentrates investments in the utilities sector, it will be subject to the risks of that sector, including risks related to government regulation and risks related to geographic location.

●
Small and Medium Capitalization Risks.  To the extent that the Fund invests in the equity securities of companies with small and medium size capitalizations, the Fund is subject to certain risks.  Companies with small and medium size capitalizations often have narrower markets, fewer products or services to offer and more limited managerial and financial resources than do larger, more established companies.  As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility and risk of loss of the Fund’s assets.

●
Liquidity Risks.  The securities of many companies with small and medium size capitalizations may have less “float” (the number of shares that normally trade on a given day) and less interest in the market and therefore are subject to liquidity risk.  Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time and price that the Fund would like to sell.

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●
Foreign Securities Risks.  The Fund may invest in foreign securities.  Foreign securities may involve more risks than those associated with U.S. investments.  The economies of foreign countries may differ from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, and resource self-sufficiency.  Additional risks include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

●
Emerging Market Risks.  The Fund may invest in foreign securities and/or ADRs of emerging market-domiciled companies.  In addition to the risks of foreign securities in general, countries in emerging markets can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries and securities markets that trade a small number of issues.

●
Currency Risks.  The risk that fluctuations in currency exchange rates will negatively affect securities denominated in, and/or receiving revenues in, foreign currencies.  Adverse changes in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential gains from the Fund’s investment in securities denominated in a foreign currency or may widen existing losses.

●
Derivatives Risk. The Fund may invest in derivative securities, specifically call and put options, for hedging purposes and to reduce Fund volatility, as well as direct investment.  These are financial instruments that derive their performance from the performance of an underlying index or asset.  Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative.  Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Fund.  The Fund could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which they are used to hedge, or if the Fund is unable to liquidate a position because of an illiquid secondary market.  Derivatives may also make the Fund’s portfolio less liquid and difficult to value, especially in declining markets, and the counterparty may fail to honor contract terms.

●
Short Selling Risk. Short sales involve selling a security that the Fund borrows and does not own.  The Fund may sell securities short only on a fully collateralized basis, as permitted by SEC interpretations.  At the time of a short sale, the Fund will establish and maintain a segregated account consisting of liquid assets equal in value to the purchase price due on the settlement date under the short sale period.  The value of the liquid assets will be marked to market daily.  The Fund may engage in short sales if MAI anticipates that the security’s market purchase price will be less than its borrowing price.  Short sales carry significant risk, including the risk of loss if the value of a security sold short increases prior to the scheduled delivery date, since the Fund must pay more for the security than it has received from the purchaser in the short sale.

Disclosure of Portfolio Holdings Information

A description of the Fund’s policies and procedures with respect to the disclosure of its portfolio securities is available in the Fund’s Statement of Additional Information (“SAI”).  Disclosure of the Fund’s holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the annual and semi-annual reports to Fund shareholders and in the quarterly holdings report on Form N-Q.  The annual and semi-annual reports to Fund shareholders are available free of charge, by contacting the Fund c/o U.S. Bancorp Fund Services, LLC, at 1-866-264-8783 and on the Fund’s website at www.usamutuals.com.  The Form N-Q is available on the SEC’s website at www.sec.gov.

Management of the Fund

Under the laws of the State of Delaware, the Board of Trustees of USA MUTUALS (the “Trust”) is responsible for managing the Trust’s business and affairs.  The Board of Trustees also oversees duties required by applicable state and federal law.  The Trust has entered into an investment advisory agreement dated June 14, 2001 (the “Investment Advisory Agreement”) with MAI, pursuant to which MAI manages the investment of the assets of the Fund, subject to the oversight and review of the Board of Trustees.

A discussion regarding the Board of Trustees’ basis for approving the Investment Advisory Agreement is included in the Fund’s semi-annual report to shareholders for the period ended September 30, 2011.

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The Advisor

MAI, formerly known as “Mutuals.com, Inc.,” is located at Plaza of the Americas, 700 North Pearl Street, Suite 900, Dallas, Texas 75201 and serves as the investment advisor to the Fund.  MAI is wholly-owned by Mutual Capital Alliance, Inc. (formerly known as Mutuals.com Holdings Corp.).  MAI is a SEC-registered investment advisor.

MAI is entitled to an annual advisory fee of 0.95% of the Fund’s average daily net assets.  In addition, MAI has entered into an Expense Waiver and Reimbursement Agreement (the “Expense Agreement”) in which it has agreed to limit expenses to 2.00% and 2.75% of average net assets of the Fund for Class A shares and Class C shares, respectively.  The Expense Agreement expires on July 31, 2013.  Under the Expense Agreement, MAI may recapture waived or reimbursed expenses for a three-year period following such waiver or reimbursement under specified conditions.  The Expense Agreement has the effect of lowering the overall expense ratio for the Fund and increasing the Fund’s overall return to investors during the time any such amounts are waived and/or reimbursed.

Portfolio Manager

Mr. Gerald Sullivan, Portfolio Manager, is responsible for the portfolio management of and investment research for the Fund.  He has managed the Fund since June 1, 2011.  Mr. Sullivan served as the President, Chief Compliance Officer, Treasurer and Portfolio Manager for the Industry Leaders Fund from March 1999 to June 2012.  Mr. Sullivan also serves as the Chief Investment Officer of Claremont Investment Partners, LLC and patent holder of the Industry Leaders® Portfolio Strategy.  Mr. Sullivan also served as President of Claremont Investment Partners, LLC from 1996 to 2008.  Mr. Sullivan obtained his undergraduate degree from Columbia University and holds an M.B.A. from the University of Chicago’s Booth School of Business.

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Fund.

Shareholder Information

Choosing a Share Class

The Fund offers both Class A and Class C shares in this Prospectus as well as Investor Class shares in a separate prospectus.  The Vice Fund, a separate series of the Trust, also offers Class A, Class C and Investor Class shares through different prospectuses.  Each class of shares has a different distribution agreement and expenses to provide for different investment needs.  This allows you to choose the class of shares most suitable for you depending on the amount and length of investment and other relevant factors.

Class A Shares.  You can buy Class A shares at the public offering price, which is the NAV plus an up-front sales charge.  The minimum initial amount of investment for Class A shares of the Fund and exchanges into the Fund from another fund in the USA Mutuals fund family is $1,000 for retirement accounts and $2,000 for other types of accounts.  Subsequent investments in the Fund for all types of accounts may be made with a minimum investment of $100.  You may qualify for a reduced sales charge, or the sales charge may be waived, as described below.  The up-front sales charge also does not apply to Class A shares acquired through reinvestment of distributions.  Class A shares are subject to a 12b-1 fee of up to 0.50%, which is lower than the 12b-1 fee for Class C shares.  However, the Board of Trustees has currently authorized a 12b-1 fee of only 0.25% for Class A shares.

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The up-front Class A sales charge and the commissions paid to dealers for the Fund is calculated as follows:

When you invest this amount	Sales Charge as a Percentage of Offering Price	Sales Charge as a Percentage of Net Amount Invested(1)	Dealer Reallowance
Less than $50,000	5.75%	6.10%	5.00%
$50,000 - but less than $100,000	4.75%	4.99%	4.00%
$100,000 – but less than $250,000	4.00%	4.17%	3.25%
$250,000 – but less than $500,000	3.00%	3.09%	2.50%
$500,000 – but less than $1,000,000	2.50%	2.56%	2.00%
$1,000,000 and above(2)	0.00%	0.00%	1.00%(3)
(1)	Rounded to the nearest one-hundredth percent. Because of rounding of the calculation in determining sales charges, the charges may be more or less than those shown in the table.
(2)
No sales charge is payable at the time of purchase on investments of $1 million or more, although the Fund may impose a CDSC of 1.00% on certain redemptions of those investments made within 18 months of the purchase.  If imposed, the CDSC is based on the NAV of the shares at the time of purchase.

(3)
Quasar Distributors, LLC, the Fund’s (the “Distributor”) may pay a commission up to 1.00% out of its own resources to financial intermediaries who initiate and are responsible for the purchase of shares of $1 million or more.

The Distributor may, at its discretion, offset the compensation owed to the Distributor for its services with the underwriter concessions (the difference between the sales charge and the dealer reallowance) it receives.  The Distributor may also reimburse MAI, its affiliates or other dealers for distribution-related expenses they incur from the underwriter concessions at its discretion.

The offering price for Class A shares includes the relevant sales charge.  The commission paid to the Distributor is the sales charge less the reallowance paid to certain financial institutions purchasing shares.  Normally, reallowances are paid as indicated in the above table.

Contingent Deferred Sales Charge on Class C Shares.  Class C shares are subject to a CDSC.  The CDSC is imposed on Class C shares redeemed by the shareholder within 12 months of purchase.  The 1.00% CDSC is based on the NAV of the shares on the date of original purchase.

Sales Charge Reductions and Waivers

We offer a number of ways to reduce or eliminate the up-front sales charge on Class A shares.

Class A Sales Charge Reductions.  Reduced sales charges are available to shareholders with investments of $50,000 or more.  In addition, you may qualify for reduced sales charges under the following circumstances.

Letter of Intent.  An investor may qualify for a reduced sales charge immediately by stating his or her intention to invest in one or more funds in the USA Mutuals fund family, during a 13-month period, an amount that would qualify for a reduced sales charge and by signing a Letter of Intent (“LOI”), which may be signed at any time within 90 days after the first investment to be included under the LOI.  However, if an investor does not buy enough shares to qualify for the lower sales charge by the end of the 13-month period (or when you sell your shares, if earlier), the additional shares that were purchased due to the reduced sales charge credit the investor received will be liquidated to pay the additional sales charge owed.

Rights of Accumulation.  You may add the current value of all of your existing Fund shares to determine the front-end sales charge to be applied to your current Class A purchase.  Only balances currently held entirely at the Fund or, if held in an account through a financial services firm, at the same firm through whom you are making your current purchase, will be eligible to be added to your current purchase for purposes of determining your Class A sales charge.  You may include the value of Fund investments held by the members of your immediately family, including the value of other investments in the USA Mutuals fund family held by you or them in individual retirement plans or IRAs, provided such balances are also currently held entirely at the Fund or, if held in an account through a financial services firm, at the same financial services firm through whom you are making your current purchase.  The value of shares eligible for a cumulative quantity discount equals the cumulative cost of the shares purchased (not including reinvested distributions) or the current account market value; whichever is greater.  The current market value of the shares is determined by multiplying the number of shares by the previous day’s NAV.

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Investments of $1,000,000 or More.  With respect to Class A shares, if you invest $1 million or more, either as a lump sum or through our rights of accumulation quantity discount or letter of intent programs, you can buy Class A shares without an initial sales charge.  However, you may be subject to a 1.00% CDSC on shares redeemed within 18 months of purchase (excluding shares purchased with reinvested distributions).  The CDSC for the Class A shares is based on the NAV of the shares at the time of purchase.  The holding period for the CDSC begins on the day you buy your shares.  Your shares will age one month on that same date the next month and each following month.  For example, if you buy shares on the 15th of the month, they will age one month on the 15th day of the next month and each following month.  To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC.  If there are not enough of these to meet your request, we will sell the shares in the order they were purchased.

Class A Sales Charge Waivers:  The Fund may sell Class A shares at NAV (i.e. without the investor paying any initial sales charge) to certain categories of investors, including:

●	investment advisory clients or investors referred by MAI or its affiliates;
●
officers and present or former Trustees of the Trust; directors and employees of selected dealers or agents; the spouse, sibling, direct ancestor or direct descendant (collectively "relatives") of any such person; any trust, individual retirement account or retirement plan account for the benefit of any such person or relative; or the estate of any such person or relative; if such shares are purchased for investment purposes (such shares may not be resold except to the Fund);

●	MAI or its affiliates and certain employee benefit plans for employees of MAI or its affiliates;
●
employer sponsored qualified pension or profit-sharing plans (including Section 401(k) plans), custodial accounts maintained pursuant to Section 403(b)(7) retirement plans, and individual retirement accounts (including individual retirement accounts to which simplified employee pension ("SEP") contributions are made), if such plans or accounts are established or administered under programs sponsored by administrators or other persons that have been approved by MAI;

●	fee-based financial planners and registered investment advisors who are purchasing on behalf of their clients;
●	broker-dealers who have entered into selling agreements with the Fund’s distributor for their own accounts; and
●	participants in no-transaction-fee programs of brokers that have a dealer or shareholder servicing agreement with the Fund.

Please refer to the SAI for detailed program descriptions and eligibility requirements.  Additional information is available by calling 1-866-264-8783.  To receive a reduction in or waiver of your Class A sales charge, you must let your financial institution or shareholder services representative know at the time you purchase shares that you qualify for such a reduction.  You may be asked by your financial advisor or shareholder services representative to provide account statements or other information regarding your related accounts or related accounts of your immediate family in order to verify your eligibility for a reduced or waived sales charge.  Your financial advisor can also help you prepare any necessary application forms.  You or your financial advisor must notify the Fund at the time of each purchase if you are eligible for any of these programs.  The Fund may modify or discontinue these programs at any time.  Information about Class A sales charges and breakpoints is available on the Fund’s website at www.usamutuals.com.

Class C Shares

You can buy Class C shares at NAV.  Class C shares are subject to a 12b-1 fee of 1.00%, payable to the Fund’s distributor or selected dealers.  Your financial intermediary will receive a commission of up to 1.00% on the sale of Class C shares from the Fund’s distributor.  Because Class C shares pay a higher 12b-1 fee than Class A shares, Class C shares have higher ongoing expenses than Class A shares.

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Class C shares are also subject to a 1.00% CDSC on shares redeemed less than one year after the date of purchase (excluding shares purchased with reinvested distributions) to recover commissions paid to your financial intermediary.  The CDSC for these Class C shares is based on the NAV of the shares at the time of purchase.  The holding period for the CDSC begins on the day you buy your shares.  Your shares will age one month on that same date the next month and each following month.  For example, if you buy shares on the 15th of the month, they will age one month on the 15th day of the next month and each following month.  To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC. If there are not enough of these to meet your request, we will sell the shares in the order they were purchased. We will use this same method if you exchange your shares into another Fund.    These deferred sales charges may be waived under certain circumstances such as:

●	death of the shareholder;
●	divorce, where there exists a court decree that requires redemption of the shares;
●	return of IRA excess contributions;
●	shares redeemed by a Fund due to low balance or other reasons;
●	shares redeemed in accordance with the Fund ’ s Systematic Withdrawal Plan (“SWP”); and
●	other circumstances under the Adviser’s discretion.

Valuation of Fund Shares

Shares of the Fund are sold on a continuous basis at NAV per share, plus any applicable sales charge, which is determined by the Fund as of the close of regular trading (generally 4:00 p.m., Eastern time) on each day that the New York Stock Exchange (“NYSE”) is open for unrestricted business.  The NYSE is generally closed on national holidays.  However, the NAV of the Fund may be calculated earlier if trading on the NYSE is restricted or as permitted by the SEC.  Purchase and redemption requests are priced at the applicable price calculated after receipt of such requests.  The NAV is determined by adding the value of a Fund’s securities, cash and other assets, subtracting all expenses and liabilities of the Fund, and then dividing by the total number of shares of the Fund outstanding.  The NAV takes into account the expenses and fees of the Fund, including management, administration and shareholder servicing fees, which are accrued daily.  The Fund may invest in foreign securities.  Since the exchanges on which such foreign securities trade may be open on days that the NYSE is not open, the values the Fund uses to determine its NAV may change on days that Fund shareholders may be unable to purchase or redeem Fund shares.

The Fund’s investments are valued according to value.  When a market quote is not readily available, the security’s value is based on “fair value” as determined by MAI in good faith and in accordance with procedures approved by the Board of Trustees.  When fair value pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities.  Due to the subjective and variable nature of fair value pricing, it is possible that the fair value determined for a particular security may be materially different from the value realized upon such security’s sale.  Therefore, if a shareholder purchases or redeems shares in the Fund at a time when it holds securities priced at a fair value, this may have the unintended effect of increasing or decreasing the number of shares received in a purchase or the value of the proceeds received upon a redemption.

Each security owned by the Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued.  Where the security is listed on more than one exchange, the Fund will use the price of that exchange that the Fund generally considers to be the principal exchange on which the stock is traded.  Securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price.  If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the closing bid price on such day.  When market quotations are not readily available, any security or other asset is valued at its fair value as determined under procedures approved by the Board of Trustees.  These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause MAI to believe that a security’s last sale price may not reflect its actual value.  The intended effect of using fair value pricing procedures is to ensure that the Fund’s shares are accurately priced.

Buying Shares

Minimum Investments
The minimum initial amount of investment for purchases and exchanges with another fund in the USA Mutuals fund family for Class A shares and Class C shares is $1,000 for retirement accounts and $2,000 for other types of accounts.  Subsequent investments in the Fund for all types of accounts may be made with a minimum investment of $100.  Shareholders will be given at least 30 days’ written notice of any change in the minimum amount of initial or subsequent investments.

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Timing of Requests
Your share price will be the next NAV, plus any applicable sales charge, calculated after the Fund’s transfer agent, U.S. Bancorp Fund Services, LLC (the “Transfer Agent”), receives your request in good order.  All requests received in good order before 4:00 p.m. (Eastern time) will be processed on that same day.  Requests received after 4:00 p.m. will be priced on the next business day.

When making a purchase request, make sure your request is in good order.  “Good order” means your purchase request includes:
■ The name of the Fund you are investing in;
■ The dollar amount of shares to be purchased;
■ Purchase application or investment stub; and
■ Check payable to “USA Mutuals Funds”.

Receipt of Orders
Shares may only be purchased on days the NYSE is open for business.  The Fund may authorize one or more broker-dealers to accept on their behalf purchase and redemption orders that are in good order.  In addition, these broker-dealers may designate other financial intermediaries to accept purchase and redemption orders on the Fund’s behalf.  Your order will not be accepted until the completed account application to purchase Fund shares (“Account Application”) is received and accepted by the Transfer Agent.

All Account Applications are subject to acceptance by the Fund and is not binding until so accepted.  The Fund reserves the right to reject any purchase order if, in its discretion, it is in the Fund’s best interest to do so.  For example, a purchase order may be refused if it appears so large that it would disrupt the management of the Fund.  A service fee, currently $25, will be deducted from a shareholder’s account for any purchases that do not clear.  The Fund and the Transfer Agent will not be responsible for any losses, liability, cost or expense resulting from rejecting any purchase order.

Methods of Buying
By mail
You may purchase shares of the Fund by contacting the Fund directly.  To open an account, complete an Account Application and send it, together with your payment for the amount you wish to invest and the name of the Fund and share class you are investing in, to the appropriate address below.  Payment should be made in U.S. dollars by check drawn on a U.S. bank, savings and loan, or credit union, or sent by wire transfer.  Checks should be made payable to “USA Mutuals Funds.”  The Fund will not accept payment in cash or money orders.  Cashier’s checks in amounts less than $10,000 will also not be accepted.  To prevent check fraud, the Fund will not accept third party checks, U.S. Treasury checks, traveler’s checks, credit card checks or starter checks for the purchase of shares.  The Fund is unable to accept post dated checks, post dated on-line bill pay checks or any conditional order or payment.  To make additional investments once you have opened your account, write your account number on the check and send it together with the stub from the most recent confirmation statement received from the Transfer Agent to the appropriate address below.  If your check or Automated Clearing House (“ACH”) payment is returned for any reason, your purchase will be canceled, and a $25 fee will be assessed against your account by the Transfer Agent, and you may be responsible for any loss incurred by the Fund.  Please visit www.usamutuals.com for more information about how to purchase shares of the Fund.

	Regular Mail USA MUTUALS Funds c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, WI 53201-0701	Overnight Delivery USA MUTUALS Funds c/o U.S. Bancorp Fund Services, LLC 615 E. Michigan Street, Third Floor Milwaukee, WI 53202

NOTE:  The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents.  Therefore, deposit in the mail or with such services, or receipt at the U.S. Bancorp Fund Services, LLC post office box, of purchase orders or redemption requests does not constitute receipt by the Transfer Agent.

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By telephone
To make additional investments by telephone, you must check the appropriate box on your Account Application authorizing telephone purchases.  If you have given authorization for telephone transactions and your account has been open for at least 15 days, call the Transfer Agent toll free at 1-866-264-8783 and you will be allowed to move money from your bank account to your Fund account upon request.  Only bank accounts held at U.S. institutions that are ACH members may be used for telephone transactions.  For security reasons, requests by telephone will be recorded.

If you accepted telephone and internet options on your Account Application form or in a letter to the Fund, you may be responsible for any fraudulent telephone orders as long as the Fund has taken reasonable precautions to verify your identity.  In addition, once you place a telephone transaction request, it cannot be canceled or modified.  During periods of significant economic or market change, telephone transactions may be difficult to complete.  If you are unable to contact the Fund by telephone, you may also mail the request to the Fund at the address listed above under “By mail.”

By wire
Prior to wiring any funds, you must notify the Transfer Agent of your intent to wire, and to verify the wiring instructions to ensure proper credit when the wire is received.  Wired funds must be received prior to 4:00 p.m., Eastern time, to be eligible for same day pricing.  The Fund and U.S. Bank N.A., the Fund ’ s custodian, are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

If you are establishing a new account by wire, contact the Transfer Agent by telephone to make arrangements with a service representative to submit your completed application via facsimile.  The representative will contact you within 24 hours of receipt of the faxed application to provide you with an account number and wiring instructions.  You should then instruct your bank to wire transfer the intended amount in federal funds to:

U.S. Bank, N.A.
777 E. Wisconsin Avenue
Milwaukee, WI  53202
ABA #:  075000022
Credit:  U.S. Bancorp Fund Services, LLC
Account #:  112-952-137
Further Credit:      USA MUTUALS, (the name of the Fund you are investing in)
(your name or the title on the account)
(your account #)

Through an Automatic Investment Plan
Once you open your account, you may purchase shares of the Fund through an Automatic Investment Plan (“AIP”).  You can have money automatically transferred from your checking or savings account on a monthly basis.  To be eligible for this plan, your bank must be a domestic institution that is an ACH member.  The Fund may modify or terminate the AIP at any time without notice.  The first AIP purchase will take place no earlier than 15 days after the Transfer Agent has received your request.  We are unable to debit mutual fund or pass through accounts.

Through the Internet
You may purchase subsequent shares through the Fund’s website at www.usamutuals.com if you accepted telephone and internet options on your Account Application form and included a voided check or savings deposit slip.  If you accepted these options and your account has been open for at least 15 days, you may access the website and you will be allowed to purchase or exchange Fund shares upon request. Only bank accounts held at U.S. institutions that are ACH members may be used for website transactions.

Please remember that only purchases and exchanges of Fund shares are allowed on the website, and you cannot sell Fund shares through the website.

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Through an authorized broker-dealer organization
You may purchase shares of the Fund through any broker-dealer organization that has been authorized by the Fund and has an agreement with the Fund’s distributor, Quasar Distributors, LLC (the “Distributor”).  These broker-dealers are further authorized to designate other intermediaries to receive purchase and redemption orders on the Fund’s behalf.  A purchase order is deemed received by the Fund when an authorized broker-dealer, or, if applicable, a broker-dealer’s authorized designee, receives the request in good order.  Please keep in mind that your broker-dealer may charge additional fees for its services.

Anti-Money Laundering Information
In compliance with the USA PATRIOT Act of 2001, please note that the Transfer Agent will verify certain information on your Account Application as part of the Fund’s Anti-Money Laundering Program.  As requested on the Account Application, you should supply your full name, date of birth, social security number and permanent street address.  Mailing addresses containing only a P.O. Box will not be accepted.  Please contact the Transfer Agent at 1-866-264-8783 if you need additional assistance when completing your Account Application.

If, through reasonable measures, the Transfer Agent is unable to verify the identity of a shareholder, the account will be rejected or the shareholder will not be allowed to perform a transaction on the account until such information allowing the Transfer Agent to verify the shareholder’s identity is received.  The Fund may also reserve the right to close the account within five business days if clarifying information or documentation is not received.  Any delay in processing your order will affect the purchase price you receive for your shares.  The Trust, the Distributor and the Transfer Agent are not liable for fluctuations in NAV experienced as a result of such delays in processing.

Shares of the Fund have not been registered for sale outside of the United States.  The Fund does not sell shares to any person residing in a country other than the United States of America, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses.  Additionally, in its discretion, the Fund may refuse to allow someone to purchase shares based on suspicious, inappropriate or illegal activity, such as market timing (please see the section below entitled “Selling Shares – Market Timing Trading Policy” for additional information).

Selling Shares

Methods of Selling
By mail
Send your written redemption request to the Transfer Agent at the appropriate address below.  Your request should be in good order and contain the name of the Fund you are selling, the name(s) on the account, your account number and the dollar amount or the number of shares to be redeemed.  Be sure to have all shareholders sign the letter.  Additional documents are required for certain types of shareholders, such as corporations, partnerships, executors, trustees, administrators or guardians (i.e., corporate resolutions or trust documents indicating proper authorization).  Please see the SAI for more information.

	Regular Mail USA MUTUALS Funds c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, WI 53201-0701	Overnight Delivery USA MUTUALS Funds c/o U.S. Bancorp Fund Services, LLC 615 E. Michigan Street, Third Floor Milwaukee, WI 53202

Note: The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents.  Therefore, deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC post office box, of purchase orders or redemption requests does not constitute receipt by the Transfer Agent.

The Transfer Agent may require a signature guarantee for certain redemption requests.  A signature guarantee of each owner is required in the following situations:

●    if a change in ownership is requested;
●    written requests to wire redemption proceeds (if not previously authorized on the account);

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●    if a change of address request has been received by the Transfer Agent within the last 15 days; and
●   for all redemptions in excess of $50,000 from any shareholder account.

In addition to the situations described above, the Fund and/or Transfer Agent reserve the right to require a signature guarantee in other instances based on the circumstances relative to the particular situation.

Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”).  A notary public is not an acceptable signature guarantor.

Shareholders who hold their shares through an IRA or other retirement plan must indicate on their redemption request whether or not to withhold federal income tax.  Redemption requests failing to indicate an election not to have tax withheld will generally be subject to 10% withholding.

By telephone
If you are authorized to perform telephone transactions (either through your account application form or by subsequent arrangement in writing with the Fund), you may redeem shares in any amount, but not less than $100 and not more than $50,000, by instructing the Fund by telephone at 1-866-264-8783.  A signature guarantee may be required of all shareholders in order to qualify for or to change telephone redemption privileges.

Note: Neither the Fund nor its service providers will be liable for any loss or expense in acting upon instructions that are reasonably believed to be genuine.  To confirm that all telephone instructions are genuine, the Fund will use reasonable procedures, such as requesting:

●    that you correctly state the Fund account number;
●    the name in which your account is registered;
●    the Social Security or tax identification number under which the account is registered; or
●    the address of the account holder, as stated in the account application form.

Telephone trades must be received by or prior to market close.  During periods of high market activity, shareholders may encounter higher than usual call wait times.  Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close.

By wire
To redeem shares by wire to a previously designated bank account, call the Fund at 1-866-264-8783 and specify the amount of money you wish to be wired.  Your bank may charge a fee to receive wired funds.  The Transfer Agent will charge a reasonable nominal fee for outgoing wires.

Through a broker-dealer organization
If you purchased your shares through a broker-dealer or other financial organization, your redemption order may be placed through the same organization.  The organization is responsible for sending your redemption order to the Fund on a timely basis.  Please keep in mind that your broker-dealer may charge additional fees for its services.

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Payment of Redemption Proceeds to You
You may redeem the Fund’s shares at a price equal to the NAV next determined after the Transfer Agent receives your redemption request in good order.  Your redemption request cannot be processed on days the NYSE is closed.  All requests received in good order by the Fund before the close of the regular trading session of the NYSE (generally 4:00 p.m., Eastern time) will usually be wired to the bank you indicate or mailed on the following day to the address of record.  You may also have your redemption proceeds sent to your predetermined bank account by electronic funds transfer through the ACH network, provided your bank is a member.  Proceeds will generally be credited to your account within two business days.  There is no charge to have your payment sent via ACH.  In all cases, proceeds will be sent within seven calendar days after the Fund receives your redemption request.

When making a redemption request, make sure your request is in good order.  “Good order” means your letter of instruction includes:
■The name of the Fund you are investing in;
■ The dollar amount of shares to be redeemed;
■ Signatures of all registered shareholders exactly  as the shares are registered and a signature guarantee, when applicable; and
■ The account number.

If you purchase shares using a check and soon after request a redemption, the Fund will honor the redemption request, but will not mail the proceeds until your purchase check has cleared (usually within 15 days).  Furthermore, there are certain times when you may be unable to sell Fund shares or receive proceeds.

Specifically, the Fund may suspend the right to redeem shares or postpone the date of payment upon redemption for more than three business days: (1) for any period during which the NYSE is closed (other than customary weekend or holiday closings) or trading on the NYSE is restricted;  (2) for any period during which an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for a Fund fairly to determine the value of its net assets; or (3) for such other periods as the SEC may permit for the protection of the Fund’s shareholders.

Systematic Withdrawal Plan
As another convenience, you may redeem your Fund shares through the Systematic Withdrawal Plan (the “SWP”).  Under the SWP, you may choose to receive a specified dollar amount, generated from the redemption of shares in your account, on a monthly, quarterly or annual basis.  In order to participate in the SWP, your account balance must be at least $10,000 and each payment should be a minimum of $100.  If you elect this method of redemption, the Fund will send a check to your address of record, or will send the payment via electronic funds transfer through the Automated Clearing House (ACH) network, directly to your bank account.  For payment through the ACH network, your bank must be an ACH member and your bank account information must be maintained on your Fund account.  The SWP may be terminated at any time by the Fund.  You may also elect to terminate your participation in the SWP at any time by contacting the Transfer Agent sufficiently in advance of the next withdrawal.

A withdrawal under the SWP involves a redemption of shares and may result in a capital gain or loss for federal income tax purposes.  In addition, if the amount withdrawn exceeds the distributions credited to your account, the account ultimately may be depleted.

Redemption Fee
If you redeem or exchange shares of the Fund after holding them for 60 days or less, the Fund may charge you a fee of 1.00% of the value of the shares redeemed.  This fee will be deducted from your redemption proceeds.  This fee is paid to the Fund and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading of the Fund.  For purposes of whether the redemption fee applies, the shares that were held the longest will be redeemed first.

Although the Fund has the goal of applying this redemption fee to most redemptions of shares held for less than 60 days, the Fund may not always be able to track short-term trading effected through financial intermediaries in non-disclosed or omnibus accounts.  While the Fund has entered into information sharing agreements with such financial intermediaries as described below under “Market Timing Trading Policy” that contractually require such financial intermediaries to provide the Fund with information relating to their customers investing in the Fund through non-disclosed or omnibus accounts, the Fund cannot guarantee the accuracy of the information provided to them from financial intermediaries and may not always be able to track short-term trading effected through these financial intermediaries.  In addition, because the Fund is to rely on information from the financial intermediary as to the applicable redemption fee, the Fund cannot ensure that the financial intermediary is always imposing such fee on the underlying shareholder in accordance with the Fund’s policies.  The Fund also reserve the right to waive the redemption fee, at the sole discretion of the Fund and MAI, in instances deemed by MAI not to be disadvantageous to the Fund or its shareholders and which do not indicate market timing strategies.

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The Fund reserves the right to modify or eliminate the redemption fees or waivers at any time and will give shareholders 60 days’ prior written notice of any material changes, unless otherwise provided by law.  The redemption fee policy may be modified or amended in the future to reflect, among other factors, regulatory requirements mandated by the SEC.

Redemption-in-Kind
The Fund generally pays sale (redemption) proceeds in cash.  However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund’s remaining shareholders), the Fund reserves the right to make a “redemption-in-kind” (a payment in portfolio securities rather than cash) if the amount you are redeeming is in excess of the lesser of (i) $250,000 or (ii) 1% of the Fund’s assets.  In such cases, you may incur brokerage costs in converting these securities to cash.  For federal income tax purposes, redemptions-in-kind are taxed in the same manner as redemptions made in cash.

Market Timing Trading Policy
Market timing is generally defined as the excessive short-term trading of mutual fund shares that may be harmful to the Fund and its shareholders.  The Board of Trustees has adopted policies and procedures that are designed to detect and deter abusive short term trading practices in the Fund (the “Market Timing Policy”). Short-term or excessive trading into and out of the Fund may harm performance by disrupting investment strategies and by increasing expenses.  Accordingly, the Fund may decline to accept an application or may reject a purchase request, including an exchange, from an investor who, in MAI’s sole discretion, has a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Fund, regardless of whether the transactions are subject to the redemption fee.

The risks of market timing cannot be eliminated.  Depending on various factors (including the size of the Fund, the amount of assets the Fund typically maintains in cash or cash equivalents, and the dollar amount, number and frequency of trades), market timing may disrupt investment strategies, increase brokerage, administrative, and other expenses and impact the Fund’s performance.  The Fund is currently using several methods to detect and deter market timing.  These methods include the use of broad authority to take discretionary action against market timers and against particular trades, selective monitoring of trade activity and the imposition of a 1.00% redemption fee on shares redeemed within 60 days of purchase.

Each of these methods involves judgments that are inherently subjective, although the Fund and its service providers seek to make judgments that are consistent with shareholder interests.  Moreover, each of these methods involves some selectivity in their application.  While the Fund seeks to take action that will detect and deter market timing, the Fund cannot represent that market timing can be completely eliminated.

In particular, since the Fund receives purchase and sale orders through financial intermediaries that use group or omnibus accounts, the Fund cannot always detect short-term or excessive trading.  However, the Fund will work with financial institutions as necessary to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades.  In this regard, the Fund have entered into information sharing agreements with financial intermediaries pursuant to which these intermediaries are required to provide to the Funds at the Fund’s request, certain information relating to their customers investing in the Fund through non-disclosed or omnibus accounts.  The Fund will use this information to attempt to identify abusive trading practices.  Financial intermediaries are contractually required to follow any instructions from the Fund to restrict or prohibit future purchases from shareholders that are found to have engaged in abusive trading in violation of the Fund’s policies.  However, the Fund cannot guarantee the accuracy of the information provided to them from financial intermediaries and cannot ensure that they will always be able to detect abusive trading practices that occur through non-disclosed and omnibus accounts.  As a result, the Fund’s ability to monitor and discourage abusive trading practices in omnibus accounts may be limited.  However, MAI and the Transfer Agent will make every effort to apply these policies to all shares held by Fund investors, whether held through the Transfer Agent or through intermediaries.  The Fund’s chief compliance officer monitors enforcement of the Fund’s policies regarding market timing.

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Exchanging Shares

Shareholders of record may exchange shares of the Fund for another USA Mutuals fund within the same class on any business day by contacting the Fund directly.  This exchange privilege may be changed or canceled by the Fund at any time upon 60 days’ written notice.  Exchanges are generally made only between identically registered accounts unless a shareholder sends written instructions with a signature guarantee requesting otherwise.  A notary public cannot guarantee signatures.  A minimum investment amount of $1,000 for retirement accounts and $2,000 for all other accounts is required when exchanging into either an existing account or a newly established account.  An exchange from the Fund to another fund is treated the same as an ordinary sale and purchase for federal income tax purposes and you will realize a capital gain or loss.  This is not a tax-free exchange.  An exchange request received by the Fund prior to market close will be made at that day’s closing NAV.  In order to exercise the exchange privilege over the telephone, shareholders need to select this option on their shareholder application.

Exchange requests may be subject to limitations under the Market Timing Policy to ensure that the exchanges do not disadvantage the Fund or its shareholders.  If you exchange your shares in the Fund for shares in any other fund in the USA Mutuals fund family, you may be subject to the redemption fees described above under “Redemption Fee.”

General Transaction Policies

Some of the following policies are mentioned above.  In general, the Fund reserves the right to:

●	vary or waive any minimum investment requirement;
●	refuse, change, discontinue or temporarily suspend account services, including purchase, exchange or telephone redemption privileges, for any reason;
●
reject any purchase or exchange request for any reason  (generally, the Fund does this if the purchase or exchange is disruptive to the efficient management of the Fund due to the timing of the investment or an investor’s history of excessive trading);

●
redeem all shares in your account if your balance falls below the Fund’s minimum initial investment requirement (if, within 30 days of the Fund’s written request, you have not increased your account balance, you may be required to redeem your shares; however, the Fund will not require you to redeem shares if the value of your account drops below the investment minimum due to fluctuations of NAV);

●	delay paying redemption proceeds for up to seven days after receiving a request, if an earlier payment could adversely affect a Fund; and
●	reject any purchase or redemption request that does not contain all required documentation.

Your broker-dealer or other financial organization may establish policies that differ from those of the Fund.  For example, the organization may charge transaction fees, set higher minimum investments, or impose certain limitations on buying or selling shares in addition to those identified in this Prospectus.  Contact your broker-dealer or other financial organization for details.

Householding
In an effort to decrease costs, the Fund intends to reduce the number of duplicate prospectuses and annual and semi-annual reports that you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders that the Fund reasonably believes are from the same family or household.  If you would like to discontinue householding for your accounts, please call the Transfer Agent at 1-866-264-8783 to request individual copies of these documents.  The Transfer Agent will begin sending individual copies within 30 days after receiving your request.  This policy does not apply to account statements.

Inactive Accounts
Your mutual fund account may be transferred to your state of residence if no activity occurs within your account during the “inactivity period” specified in your state’s abandoned property laws.  If the Fund is unable to locate you, then it will determine whether your account can legally be considered abandoned.  The Fund is legally obligated to escheat (or transfer) abandoned property to the appropriate state’s unclaimed property administrator in accordance with statutory requirements.  Your last known address of record determines which state has jurisdiction.

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Distribution of Fund Shares

The Distributor
Quasar Distributors, LLC is located at 615 East Michigan Street, Milwaukee, Wisconsin 53202, and serves as distributor and principal underwriter to the Fund.  The Distributor is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc.  Shares of the Fund are offered on a continuous basis.

Rule 12b-1 Plan
The Fund has adopted the Rule 12b-1 Plan under the 1940 Act.  Under the Rule 12b-1 Plan, the Fund may pay the Distributor an annual fee of up to 0.50% on Class A shares and 1.00% on Class C shares of the average daily net asset value of the Fund.  However, the Board of Trustees has currently authorized an annual Rule 12b-1 fee for Class A shares of only 0.25% of the average daily net asset value of the Fund.  Investor Class shares of the Fund are not subject to a Rule 12b-1 fee.  The fee is used to finance activities that promote the sale of shares of the Fund.  Such activities include, but are not necessarily limited to, advertising, marketing, printing and mailing prospectuses to persons other than current shareholders, printing and mailing sales literature, and compensating underwriters, dealers and sales personnel.  The Rule 12b-1 Plan has the effect of increasing the expenses of the Fund from what they would otherwise be.  Because these fees are paid out of the Fund’s assets on an on-going basis, over time these fees will increase the cost of your investment in the Fund and may cost you more than paying other types of sales charges.

Distributions and Taxes

Distributions

The Fund is designed to pay shareholder distributions from the Fund’s investment company taxable income and from any net capital gain the Fund has realized.  Shares will be eligible to receive distributions and will begin earning the right to distributions on the day after which the Fund receives payment and shares are issued.  The Fund makes distributions of investment company taxable income semi-annually.  Net capital gain, if any, is distributed at least once a year.  If the day of distribution falls on a weekend or holiday on which the NYSE is closed, the distribution will be made on the next succeeding business day.  All of your distributions with respect to the Fund, however, will be reinvested in additional shares of the Fund unless you provide us with a written request to receive your payments in cash.  If you elect to receive distributions in cash and the U.S. Postal Service is unable to deliver your checks or if your checks remain uncashed for six months, your distributions may be reinvested in your account at the then current NAV.  In such case, all future distributions will automatically be reinvested in shares of the Fund.  No interest will accrue on amounts represented by uncashed distribution checks.  Distributions paid in cash or reinvested in additional shares are treated the same for federal income tax purposes.

Taxes

Distributions of the Fund’s investment company taxable income (which includes, but is not limited to, interest, dividends, net short-term capital gain, and net gain from foreign currency transactions), if any, are generally taxable to the Fund’s shareholders as ordinary income (for non-corporate shareholders, currently taxed at a maximum rate of 35% but scheduled to increase to 39.6% for tax years beginning after December 31, 2012).  For non-corporate shareholders, to the extent that the Fund’s distributions of investment company taxable income consist of “qualified dividend” income, such income may be subject to tax at the reduced federal income tax rate applicable to long-term capital gains, if certain holding period requirements have been satisfied by the shareholder.  However, the current federal income tax provisions applicable to “qualified dividend” income are scheduled to expire for tax years beginning after December 31, 2012.

For non-corporate shareholders, distributions of net capital gain (net long-term capital gain less net short-term capital loss) are generally taxable as long-term capital gains (currently taxed at a maximum rate of 15% but scheduled to increase to 20% for tax years beginning after December 31, 2012) regardless of the length of time that a shareholder has owned Fund shares.

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You will be taxed in the same manner whether you receive your distributions (whether of investment company taxable income or net capital gains) in cash or reinvest them in additional Fund shares.  Distributions are generally taxable when received.  However, distributions declared in October, November or December to shareholders of record and paid the following January are taxable as if received on December 31.

In addition to the federal income tax, for tax years beginning after December 31, 2012, individuals, trusts and estates are scheduled to be subject to a Medicare tax of 3.8 percent.  The Medicare tax will be imposed on the lesser of the taxpayer’s (i) investment income, net of deductions properly allocable to such income, or (ii) the amount by which the taxpayer’s modified adjusted gross income exceeds certain thresholds ($250,000 for married individuals filing jointly, $200,000 for unmarried individuals and $125,000 for married individuals filing separately).  The Fund anticipates that it will distribute income that will be includable in a shareholder’s investment income for purposes of this Medicare tax.

Shareholders who sell, exchange or redeem shares generally will have a capital gain or loss from the sale, exchange or redemption.  The amount of the gain or loss and the applicable rate of tax will depend generally upon the amount paid for the shares, the amount received from the sale, exchange or redemption (including redemptions-in-kind), and how long the shares were held by a shareholder.  Gain or loss realized upon a sale, exchange or redemption of Fund shares will generally be treated as long-term capital gain or loss if the shares have been held for more than one year, and as short-term capital gain or loss if the shares have been held for one year or less.  Any loss arising from the sale, exchange or redemption of shares held for six months or less, however, is treated as a long-term capital loss to the extent of any distributions of net capital gain received on such shares.  In determining the holding period of such shares for this purpose, any period during which your risk of loss is offset by means of options, short sales or similar transactions is not counted.  If you purchase Fund shares within thirty days before or after selling, exchanging or redeeming other Fund shares at a loss, all or part of your loss will not be deductible and will instead increase the basis of the newly-purchased shares.

The Fund is required to report to you and the IRS the cost basis of Fund shares when you redeem Fund shares.  The Fund will determine cost basis using the average cost method unless you elect in writing (and not over the telephone) any alternate IRS-approved cost basis method.  Please see the SAI for more information regarding cost basis reporting.

The federal income tax status of all distributions made by the Fund for the preceding year will be annually reported to all shareholders.  Distributions made by the Fund may also be subject to state and local taxes.  Additional tax information may be found in the SAI.

This section is not intended to be a full discussion of tax laws and the effect of such laws on you.  There may be other federal, state, foreign, or local tax considerations applicable to a particular investor.  You are urged to consult your own tax advisor.

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Financial Highlights

Because Class A shares and Class C shares have not commenced operations, there are no financial highlights available at this time.

The financial highlights tables below are based on the financial history of the Investor Class shares of the Fund and are intended to help you understand the financial performance of the Fund for the past five years.  Certain information reflects the financial results for a single Fund share.  The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of Fund distributions).  The information for the years ended March 31, 2012, 2011, 2010 and 2009 has been audited by the Fund’s independent registered public accounting firm, Cohen Fund Audit Services, Ltd., whose report, along with the financial statements of the Fund, is included in the Fund’s annual report to shareholders.  Information for the year ended March 31, 2008 was audited by the Fund’s prior independent registered public accounting firm.  Please call 1-866-264-8783 for a free copy of the Annual Report.

Investor Class Shares
(Per Share Data for a Share Outstanding Throughout Each Year)
	Year Ended March 31,
	2012	2011		2010	2009		2008
Net Asset Value, Beginning of Period	$7.79	$6.85		$5.26	$9.88		$12.74
Income (loss) from investment operations:
Net investment income	0.03 (2)	0.00	(2)(3)	—	0.04	(1)(2)	0.10 (1)
Net realized and unrealized gain (loss) on investments	(0.46)	0.94		1.64	(3.28)		(0.88)
Total from investment operations	(0.43)	0.94		1.64	(3.24)		(0.78)

Less distributions paid:
From net investment income	—	—		(0.05)	—		(0.19)
From net realized gain on investments	—	—		—	(1.38)		(1.89)
Total distributions paid	—	—		(0.05)	(1.38)		(2.08)
Paid-in capital from redemption fees (3)	0.00	0.00		0.00	0.00		0.00

Net Asset Value, End of Period	$7.36	$7.79		$6.85	$5.26		$9.88

Total Return	(5.52)%	13.72%		31.14%	(33.33)%		(7.39)%

Supplemental Data and Ratios:
Net assets at end of year (000’s)	$14,136	$20,062		$20,807	$19,167		$36,483
Ratio of expenses to average net assets(4)
Before waiver and expense reimbursement	2.30%	2.00%		2.03%	1.90%		1.58%
After waiver and expense reimbursement	1.75%	1.75%		1.67%	1.50%		1.50%
Ratio of net investment income (loss) to average net assets(4)
Before waiver and expense reimbursement	(0.17)%	(0.27)%		(0.38)%	0.12%		0.61%
After waiver and expense reimbursement	0.38%	(0.02)%		(0.02)%	0.52%		0.69%
Portfolio turnover rate	127.99%	82.62%		129.08%	76.87%		67.29%

(1)	Recognition of investment income by the Fund is affected by the timing of the declaration of the dividends by the underlying investment companies in which the Fund invests.
(2)	Per share net investment income was calculated prior to tax adjustments.
(3)	Less than one cent per share.
(4)	Does not include expenses of investment companies in which the Fund invests.

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Investment Advisor
Mutuals Advisors, Inc.
Plaza of the Americas
700 North Pearl Street
Suite 900
Dallas, Texas 75201

Independent Registered Public Accounting Firm
Cohen Fund Audit Services, Ltd.
800 Westpoint Parkway, Suite 1100
Westlake, Ohio 44145

Legal Counsel
Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank, N.A.
Custody Operations
1555 N. River Center Drive, Suite 302
Milwaukee, Wisconsin53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

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For More Information

You can find more information about the Fund in the following documents:

Statement of Additional Information
The SAI provides additional details about the investments and techniques of the Fund and certain other additional information.  A current SAI is on file with the SEC and is incorporated into this prospectus by reference.  This means that the SAI is legally considered a part of this prospectus even though it is not physically within this prospectus.

Annual and Semi-Annual Reports
The Fund’s annual and semi-annual reports provide the most recent financial reports and portfolio listings.  The annual report contains a discussion of the market conditions and investment strategies that affected the Fund’s performance during the Fund’s last fiscal year.

You can obtain a free copy of the SAI and the annual and semi-annual reports, request other information, or make general inquiries about the Fund on the Fund’s website at www.usamutuals.com, by calling the Funds (toll-free) at 1-866-264-8783, or by writing to:

USA Mutuals Funds
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701

You may write to the SEC Public Reference Room at the regular mailing address or the e-mail address below and ask them to mail you information about the Fund, including the SAI.  They will charge you a fee for this duplicating service.  You can also visit the SEC Public Reference Room and review and copy documents while you are there.  For more information about the operation of the Public Reference Room, call the SEC at the telephone number below.

Public Reference Section
Securities and Exchange Commission
Washington, D.C. 20549-1520
publicinfo@sec.gov
1-202-551-8090

Reports and other information about the Fund are also available on the EDGAR Database on the SEC’s Internet site at www.sec.gov.

1940 Act File No. 811-10319

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USA MUTUALS

Statement of Additional Information

Vice Fund
Investor Class Shares (VICEX)
Class A Shares (VICAX)
Class C Shares (VICCX)
Generation Wave Growth Fund
Investor Class Shares (GWGFX)
Class A Shares (not currently offered)
Class C Shares (not currently offered)

Dated July 29, 2012

This Statement of Additional Information (“SAI”) provides general information about  the Vice Fund and the Generation Wave Growth Fund (each, a “Fund,” and collectively, the “Funds”), each a series of USA Mutuals.  This SAI is not a prospectus and should be read in conjunction with each Fund’s current Prospectus dated July 29, 2012, as supplemented and amended from time to time, which is incorporated herein by reference.  A copy of each Prospectus may be obtained without charge by calling the Funds at 1-866-264-8783 or visiting www.USAMutuals.com.

You should rely only on the information contained in this SAI and each Prospectus dated July 29, 2012.  USA Mutuals has not authorized others to provide additional information.  This SAI is not an offer to sell securities in any state or jurisdiction where the offering cannot legally be made.  The Funds’ audited financial statements and notes thereto for the fiscal year ended March 31, 2012 are incorporated herein by reference to the Funds’ 2012 Annual Report.  A copy of the Annual Report may be obtained without charge by calling the Funds at 1-866-264-8783 or visiting www.USAMutuals.com.

Phone: 1-866-264-8783	Series of USA MUTUALS
Web: www.usamutuals.com

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ORGANIZATION OF THE TRUST AND THE FUNDS
USA Mutuals (the “Trust”) is an open-end management investment company, or mutual fund, organized as a Delaware statutory trust on March 20, 2001.  The Trust’s Declaration of Trust permits the Trust to offer separate series of units of beneficial interest and separate classes.  Each Fund is currently authorized to offer Class A, Class C and Investor Class shares.  While the Generation Wave Growth Fund’s Class A and Class C shares became effective during the year ended March 31, 2012, only Investor Class shares have been offered and issued to date.  The Trust may start more series and offer shares of a new fund under the Trust at any time.  On July 30, 2007, the Trust changed its name to “USA Mutuals.”  Before that time, the Trust was known as “Mutuals.com.”

The Trust is authorized to issue an unlimited number of interests (or shares) at $0.001 par value.  Shares of each series have equal voting rights and liquidation rights, and are voted in the aggregate and not by the series except in matters where a separate vote is required by the Investment Company Act of 1940, as amended (the “1940 Act”), or when the matter affects only the interest of a particular Fund.  When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each full share owned and fractional votes for fractional shares owned.  The Trust does not normally hold annual meetings of shareholders.  The Board of Trustees of the Trust (the “Board of Trustees”) shall promptly call and give notice of a special meeting of shareholders upon the written request of shareholders owning 10% or more of a Fund’s outstanding shares, as required under Delaware law.  The Trust will comply with the provisions of Section 16(c) of the 1940 Act in order to facilitate communications among shareholders.

Each share of a Fund represents an equal proportionate interest in the assets and liabilities belonging to the Fund and is entitled to such distributions out of the income belonging to the Fund as are declared by the Board of Trustees.  The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Board of Trustees has the authority from time to time to divide or combine the shares of a Fund into a greater or lesser number of shares of such Fund so long as the proportionate beneficial interests in the assets belonging to the Fund and the rights of shares of any other fund are in no way affected.  In the case of any liquidation of a Fund, the holders of shares of such Fund being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that Fund.  Expenses attributable to any Fund are borne by that Fund.  Any general assets, liabilities and expenses of the Trust not readily identifiable as belonging to a particular Fund are allocated to one or more series of the Trust by or under the direction of the Board of Trustees in accordance with the Trust’s Bylaws.  No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

The assets of a Fund received for the issue or sale of its shares, and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, shall constitute the underlying assets of the Fund.  In the event of the dissolution or liquidation of a Fund, the holders of shares of such Fund are entitled to share pro rata in the net assets of the Fund available for distribution to shareholders.

Mutuals Advisors, Inc. (“MAI” or the “Adviser”) serves as the investment advisor to the Funds.

Description of the Funds
Each Fund is an open-end, non-diversified investment company, or mutual fund.

The Vice Fund has an investment objective of long-term growth of capital.  The Vice Fund seeks to achieve its investment objective by investing primarily in equity securities of companies within industries that are likely to grow, in terms of revenue and earnings, independently of economic cycles.  The Vice Fund seeks economically independent growth by investing in companies that are involved in the tobacco, gaming, alcoholic beverages and defense/aerospace industries.

Table of Contents - Statement of Additional Information - Vice and Generation Wave Growth Funds - Investor, Class A and Class C Shares

The Generation Wave Growth Fund has an investment objective of capital appreciation over the long term while at times providing a low level of current income.  To best achieve its investment objective, the Generation Wave Growth Fund invests primarily in equity securities (i.e., common stocks, preferred stocks and securities convertible into common stocks) of small, medium or large capitalization companies, both domestic and foreign, in different market sectors, and may also invest in third-party investment companies.  In addition, the Generation Wave Growth Fund may borrow money, a practice known as “leveraging,” to meet redemptions, for other emergency purposes or to increase its portfolio holdings.

It is anticipated that at any given time, the companies in which the Generation Wave Growth Fund invests may fall anywhere on the spectrum of industries and sectors currently available focusing on the demographic, economic and lifestyle trends of any one or all of the Baby Boomer (persons born between 1946 and 1964), Generation X (persons born between 1965 and 1980), and Generation Y (persons born between 1980 and the late 1990s) populations.

INVESTMENT POLICIES, STRATEGIES AND ASSOCIATED RISKS
The following discussion supplements the description of the Funds’ investment objectives and strategies set forth in the Prospectus.  Except for the fundamental investment limitations listed below (see “Fundamental Investment Limitations” in this SAI), the Funds’ investment objectives, investment strategies and policies are not fundamental and may be changed by sole action of the Board of Trustees without shareholder approval.  While the Funds are permitted to hold securities and engage in various strategies as described hereafter, they are not obligated to do so.

Whenever an investment policy or limitation states a maximum percentage of a Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of a Fund’s acquisition or sale of such security or other asset.  Accordingly, except with respect to borrowing and illiquid securities, any subsequent change in values, net assets or other circumstances will not be considered when determining whether an investment complies with a Fund’s investment policies and limitations.  In addition, if a bankruptcy or other extraordinary event occurs concerning a particular investment by a Fund, the Fund may receive stock, real estate or other investments that the Fund would not, or could not, buy.  If this happens, a Fund will sell such investments as soon as practicable while trying to maximize the return to its shareholders.

Equity Securities
Each Fund may invest in equity securities consistent with its investment objective and strategies.  An equity security, or stock, represents a proportionate share of the ownership of a company and its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets and general market conditions.  Common stocks and preferred stocks are examples of equity securities.  Equity securities, such as common stocks, represent shares of ownership of a corporation.  Preferred stocks are equity securities that often pay dividends at a specific rate and have a preference over common stocks in dividend payments and liquidation of assets.  Some preferred stocks may be convertible into common stock.  Convertible securities are securities (such as debt securities or preferred stock) that may be converted into or exchanged for a specified amount of common stock of the same or different issuer within a particular period of time at a specified price or formula.  Please see “Debt Securities,” below.

To the extent the Funds invest in the equity securities of small or medium-size companies, the Funds will be exposed to the risks of smaller sized companies.  Small and medium-size companies often have narrower markets for their goods and/or services and more limited managerial and financial resources than larger, more established companies.  Furthermore, those companies often have limited product lines, services, markets or financial resources, or are dependent on a small management group.  In addition, because these stocks are not well-known to the investing public, do not have significant institutional ownership and are followed by relatively few security analysts, there will normally be less publicly available information concerning these securities compared to what is available for the securities of larger companies.  Adverse publicity and investor perceptions can decrease the value and liquidity of securities held by a fund.  As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of a Fund’s portfolio.

Table of Contents - Statement of Additional Information - Vice and Generation Wave Growth Funds - Investor, Class A and Class C Shares

Other Investment Companies
Each Fund may invest in shares of other investment companies, which may include ETFs and money market mutual funds in addition to other mutual funds.  The Generation Wave Growth Fund may invest in shares of other investment companies as a principal investment strategy, while the Vice Fund may invest in shares of other investment companies as a non-principal investment strategy.  A Fund’s investments in money market mutual funds may be used for cash management purposes and to maintain liquidity in order to satisfy redemption requests or pay unanticipated expenses.  An ETF, a type of investment company that trades like common stock on an exchange, usually represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index.

The Funds limit their investments in securities issued by other investment companies in accordance with the 1940 Act.  This limitation may prevent the Funds from allocating their investments in the manner MAI considers optimal.  Section 12(d)(1) of the 1940 Act precludes each Fund from acquiring (i) more than 3% of the total outstanding shares of another investment company; (ii) shares of another investment company having an aggregate value in excess of 5% of the value of the total assets of the Fund; or (iii) shares of another registered investment company and all other investment companies having an aggregate value in excess of 10% of the value of the total assets of the Fund.  However, Section 12(d)(1)(F) of the 1940 Act provides that the provisions of paragraph 12(d)(1) shall not apply to securities purchased or otherwise acquired by a fund if (i) immediately after such purchase or acquisition not more than 3% of the total outstanding shares of such investment company is owned by the fund and all affiliated persons of the fund; and (ii) the fund has not offered or sold, and is not proposing to offer or sell its shares through a principal underwriter or otherwise at a public or offering price that includes a sales load of more than 1.50%.

If a Fund invests in investment companies, including ETFs, pursuant to Section 12(d)(1)(F), it must comply with the following voting restrictions: when the Fund exercises voting rights, by proxy or otherwise, with respect to investment companies owned by the Fund, the Fund will either seek instruction from the Fund’s shareholders with regard to the voting of all proxies and vote in accordance with such instructions, or vote the shares held by the Fund in the same proportion as the vote of all other holders of such security.  In addition, an investment company purchased by the Fund pursuant to Section 12(d)(1)(F) is not required to redeem its shares in an amount exceeding 1% of such investment company’s total outstanding shares in any period of less than 30 days.

As a shareholder of another investment company, the Funds bear, along with other shareholders, a pro rata portion of the other investment company’s expenses, including advisory fees, and such fees and other expenses will be borne indirectly by the Funds’ shareholders.  These expenses will be in addition to the advisory and other expenses that the Funds bear directly in connection with their own operations.

The Vice Fund and the Generation Wave Growth Fund may invest in ETFs as a non-principal investment strategy.  An investment in an ETF generally presents the same primary risk as an investment in a conventional mutual fund (i.e., one that is not exchange traded) that has the same investment objective, strategies and policies.  The price of an ETF can fluctuate within a wide range, and a Fund could lose money investing in an ETF if the prices of the securities owned by the ETF go down.  In addition, ETFs are subject to the following risks that do not apply to conventional mutual funds: (1) the market price of the ETF’s shares may trade at a discount to their net asset value; (2) an active trading market for an ETF’s shares may not develop or be maintained; or (3) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.  Additionally, ETFs have management fees, which increase their cost.

Table of Contents - Statement of Additional Information - Vice and Generation Wave Growth Funds - Investor, Class A and Class C Shares

Debt Securities
Each Fund may invest in debt securities, including debt securities convertible into common stock consistent with its investment objective and strategies.  The Generation Wave Growth Fund may invest in debt securities as a principal investment strategy, while the Vice Fund may invest in debt securities as a non-principal investment strategy.  Debt securities purchased by the Funds may consist of obligations of any rating.  Debt securities in the lowest investment grade categories have speculative characteristics, with changes in the economy or other circumstances more likely to lead to a weakened capacity of issuers of the securities to make principal and interest payments than would occur with securities rated in higher categories.  Securities referred to as “high-risk” securities generally lack characteristics of a desirable investment, and are deemed speculative with respect to the issuer’s capacity to pay interest and repay principal over a long period of time.  The Funds may invest in high yield debt securities or “junk bonds” that are considered high risk.  Special tax considerations are associated with investing in high-yield securities structures such as zero coupon or “pay-in-kind” securities.  A Fund will report the accrued interest on these securities as income even though it receives no cash interest until the security’s maturity or payment date.

Because of the wide range of types, and maturities, of corporate debt securities, as well as the range of creditworthiness of its issuers, corporate debt securities have widely varying potentials for return and risk profiles.  For example, commercial paper issued by a large established domestic corporation that is rated investment grade may have a modest return on principal, but carries relatively limited risk.  On the other hand, a long-term corporate note issued by a small foreign corporation from an emerging market country that has not been rated may have the potential for relatively large returns on principal, but carries a relatively high degree of risk.

Corporate debt securities carry both credit risk and interest rate risk.  Credit risk is the risk that a fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due.  Some corporate debt securities that are rated below investment grade are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities.  The credit risk of a particular issuer’s debt security may vary based on its priority for repayment.  For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities.  This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities.  In addition, in the event of bankruptcy, holders of higher-ranking senior securities may receive amounts otherwise payable to the holders of more junior securities.  Interest rate risk is the risk that the value of certain corporate debt securities will tend to fall when interest rates rise.  In general, corporate debt securities with longer terms tend to fall more in value when interest rates rise than corporate debt securities with shorter terms.

The payment of principal and interest on most debt securities purchased by a Fund will depend upon the ability of the issuers to meet their obligations.  An issuer’s obligations under its debt securities are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, that may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations.  The power or ability of an issuer to meet its obligations for the payment of interest on, and principal of, its debt securities may be materially adversely affected by litigation or other conditions.

The ratings of Standard & Poor’s, Moody’s and other nationally recognized rating agencies represent their opinions as to the quality of debt securities.  It should be emphasized, however, that ratings are general and are not absolute standards of quality, and debt securities with the same maturity, interest rate and rating may have different yields while debt securities of the same maturity and interest rate with different ratings may have the same yield.  For a more detailed description of credit ratings, please see Appendix A.

Municipal Securities
Municipal securities are debt obligations issued by or on behalf of states, territories and possessions of the United States, including the District of Columbia, and any political subdivisions or financing authority of any of these, the income from which is, in the opinion of qualified legal counsel, exempt from regular federal income tax (“Municipal Securities”).

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Municipal Securities are generally issued to finance public works such as airports, bridges, highways, housing, hospitals, mass transportation projects, schools, streets and water and sewer works.  They are also issued to repay outstanding obligations, to raise funds for general operating expenses and to make loans to other public institutions and facilities.  Municipal Securities include industrial development bonds issued by or on behalf of public authorities to provide financing aid to acquire sites or construct and equip facilities for privately or publicly owned corporations.  The availability of this financing encourages these corporations to locate within the sponsoring communities and thereby increases local employment.

The two principal classifications of Municipal Securities are “general obligation” and “revenue” bonds.  General obligation bonds are secured by the issuer’s pledge of its full faith and credit and taxing power for the payment of principal and interest.  Interest on and principal of revenue bonds, however, are payable only from the revenue generated by the facility financed by the bond or other specified sources of revenue.  Revenue bonds do not represent a pledge of credit or create any debt of or charge against the general revenues of a municipality or public authority.  Industrial development bonds are typically classified as revenue bonds.

Municipal Securities in which the Funds may invest in include, but are not limited to, the following: industrial development bonds; municipal notes and bonds; serial notes and bonds sold with a series of maturity dates; tax anticipation notes and bonds sold to finance working capital needs of municipalities in anticipation of receiving taxes at a later date; bond anticipation notes sold in anticipation of the issuance of longer-term bonds in the future; pre-refunded municipal bonds refundable at a later date (payment of principal and interest on pre-refunded bonds are assured through the first call date by the deposit in escrow of U.S. Government securities); and general obligation bonds secured by a municipality’s pledge of taxation.  There are no restrictions on the maturity of Municipal Securities in which the Funds may invest.  The Funds will seek to invest in Municipal Securities of such maturities as MAI believes will produce current income consistent with prudent investment and the applicable Fund’s investment objective.

The Funds may also purchase some Municipal Securities with variable interest rates.  Variable interest rates are ordinarily stated as a percentage of the prime rate of a bank or some similar standard, such as the 91-day U.S. Treasury bill rate.  Variable interest rates are adjusted on a periodic basis (e.g., every 30 days).  Many variable rate Municipal Securities are subject to payment of principal on demand, usually in not more than seven days.  If a variable rate municipal security does not have this demand feature, or the demand feature extends beyond seven days and MAI believes the security cannot be sold within seven days, MAI may consider the security to be illiquid.  Variable interest rates generally reduce changes in the value of Municipal Securities from their original purchase prices.  Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less for variable rate Municipal Securities than for fixed rate obligations.  The terms of these variable rate demand instruments require payment of principal and accrued interest from the issuer of the municipal obligations, the issuer of the participation interests or a guarantor of either issuer.

Yields on Municipal Securities depend on a variety of factors, including: the general conditions of the money market and the taxable and Municipal Securities markets; the size of the particular offering; the maturity of the obligations; and the credit quality of the issue.  The ability of a Fund to achieve its investment objective also depends on the continuing ability of the issuers of Municipal Securities to meet their obligations for the payment of interest and principal when due.  Any adverse economic conditions or developments affecting states or municipalities could affect a Fund’s portfolio.

U.S. Government and Agency Obligations
As a principal investment strategy, the Generation Wave Growth Fund may invest in various types of U.S. Government obligations.  The Vice Fund may invest in U.S. Government obligations as a non-principal investment strategy.  U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities.  U.S. Treasury obligations differ mainly in the length of their maturity.  Treasury bills, the most frequently issued marketable government securities, have a maturity of up to one year and are issued on a discount basis.  U.S. Government obligations also include securities issued or guaranteed by federal agencies or instrumentalities, including government-sponsored enterprises.

Table of Contents - Statement of Additional Information - Vice and Generation Wave Growth Funds - Investor, Class A and Class C Shares

Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself.  In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned.  There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.  See also “Mortgage-Backed and Asset-Backed Securities,” below.  In addition, U.S. Government obligations are subject to fluctuations in value due to fluctuations in market interest rates.  As a general matter, the value of debt instruments, including U.S. Government obligations, declines when market interest rates increase and rises when market interest rates decrease.  Certain types of U.S. Government obligations are subject to fluctuations in yield or value due to their structure or contract terms.

Mortgage-Backed and Asset-Backed Securities
As a non-principal investment strategy, the Generation Wave Growth Fund may invest in residential and commercial mortgage-backed as well as other asset-backed securities (collectively called “asset-backed securities”).  These securities are secured or backed by automobile loans, installment sale contracts, credit card receivables or other assets and are issued by entities such as Government National Mortgage Association (“GNMA”), Federal National Mortgage Association (“FNMA”), Federal Home Loan Mortgage Corporation (“FHLMC”), commercial banks, trusts, financial companies, finance subsidiaries of industrial companies, savings and loan associations, mortgage banks and investment banks.  These securities represent interests in pools of assets in which periodic payments of interest and/or principal on the securities are made, thus, in effect passing through periodic payments made by the individual borrowers on the assets that underlie the securities, net of any fees paid to the issuer or guarantor of the securities.

The average life of these securities varies with the maturities and the prepayment experience of the underlying instruments.  The average life of a mortgage-backed instrument may be substantially less than the original maturity of the mortgages underlying the securities as the result of scheduled principal payments and mortgage prepayments.  The rate of such mortgage prepayments, and hence the life of the certificates, will be a function of current market rates and current conditions in the relevant housing and commercial markets.  In periods of falling interest rates, the rate of mortgage prepayments tends to increase.  During such periods, the reinvestment of prepayment proceeds by the Fund will generally be at lower rates than the rates that were carried by the obligations that have been prepaid.  As a result, the relationship between mortgage prepayments and interest rates may give some high-yielding mortgage-related securities less potential for growth in value than non-callable bonds with comparable maturities.  In calculating the average-weighted maturity of the Fund, the maturity of asset-backed securities will be based on estimates of average life.  There can be no assurance that these estimates will be accurate.

There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-backed securities and among the securities that they issue.  Mortgage-backed securities guaranteed by GNMA include GNMA Mortgage Pass-Through Certificates (also known as “Ginnie Maes”) which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States.  GNMA is a wholly owned U.S. Government corporation within the Department of Housing and Urban Development.  GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee.  Mortgage-backed securities issued by FNMA include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as “Fannie Maes”) which are solely the obligations of FNMA and are generally not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.  FNMA is a government-sponsored organization owned entirely by private stockholders.  Fannie Maes are guaranteed as to timely payment of the principal and interest by FNMA.  Mortgage-backed securities issued by the FHLMC include FHLMC Mortgage Participation Certificates (also known as “Freddie Macs” or “PCs”).  FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress.  Freddie Macs are generally not guaranteed by the United States or by any Federal Home Loan Bank and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC.  FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans.  When FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

Table of Contents - Statement of Additional Information - Vice and Generation Wave Growth Funds - Investor, Class A and Class C Shares

In September 2008, due to the value of FNMA’s and FHLMC’s securities falling sharply and concerns that the firms did not have sufficient capital to offset losses resulting from the mortgage crisis, FNMA and FHLMC were placed into conservatorship under the Federal Housing Finance Agency at the direction of the U.S. Department of Treasury.  The U.S. government also took steps to provide additional financial support to FNMA and FHLMC.  No assurance can be given that the U.S. Treasury initiatives will be successful.  The Dodd-Frank Wall Street Reform and Consumer Protection Act required the Secretary of the Treasury to conduct a study and develop recommendations regarding the options for ending the conservatorships.  The study and recommendations have been submitted to Congress.

Mortgage-backed securities such as collateralized mortgage obligations (“CMOs”) may also be purchased.  There are several types of mortgage-backed securities which provide the holder with a pro rata interest in the underlying mortgages, and CMOs which provide the holder with a specified interest in the cash flow of a pool of underlying mortgages or other mortgage-backed securities.  CMOs are issued in multiple classes and their relative payment rights may be structured in many ways.  In many cases, however, payments of principal are applied to the CMO classes in order of their respective maturities, so that no principal payments will be made on a CMO class until all other classes having an earlier maturity date are paid in full.  The classes may include accrual certificates (also known as “Z-Bonds”), which do not accrue interest at a specified rate until other specified classes have been retired and are converted thereafter to interest-paying securities.  They may also include planned amortization classes (“PACs”) which generally require, within certain limits, that specified amounts of principal be applied to each payment date, and generally exhibit less yield and market volatility than other classes.  Investments in CMO certificates can expose a fund to greater volatility and interest rate risk than other types of mortgage-backed obligations.  Prepayments on mortgage-backed securities generally increase with falling interest rates and decrease with rising interest rates; furthermore, prepayment rates are influenced by a variety of economic and social factors.

The yield characteristics of asset-backed securities differ from traditional debt securities.  A major difference is that the principal amount of the obligations may be prepaid at any time because the underlying assets (i.e. loans) generally may be prepaid at any time.  As a result, if an asset-backed security is purchased at a premium, a prepayment rate that is faster than expected may reduce yield to maturity, while a prepayment rate that is slower than expected may have the opposite effect of increasing yield to maturity.  Conversely, if an asset-backed security is purchased at a discount, faster than expected prepayments may increase, while slower than expected prepayments may decrease, yield to maturity.  Moreover, asset-backed securities may involve certain risks that are not presented by mortgage-backed securities arising primarily from the nature of the underlying assets (i.e. credit card and automobile loan receivables as opposed to real estate mortgages).  For example, credit card receivables are generally unsecured and may require the repossession of personal property upon the default of the debtor, which may be difficult or impracticable in some cases.

Asset-backed securities may be subject to greater risk of default during periods of economic downturn than other instruments.  Also, while the secondary market for asset-backed securities is ordinarily quite liquid, in times of financial stress the secondary market may not be as liquid as the market for other types of securities, which could result in the Fund experiencing difficulty in valuing, or liquidating such securities.

In general, the collateral supporting non-mortgage asset-backed securities is of shorter maturity than mortgage loans.  Like other fixed-income securities, when interest rates rise, the value of an asset-backed security generally will decline; however, when interest rates decline, the value of an asset-backed security with prepayment features may not increase as much as that of other fixed-income securities.

Table of Contents - Statement of Additional Information - Vice and Generation Wave Growth Funds - Investor, Class A and Class C Shares

Non-mortgage asset-backed securities do not have the benefit of the same security in the collateral as mortgage-backed securities.  Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which have given debtors the right to reduce the balance due on the credit cards.  Most issuers of automobile receivables permit the servicer to retain possession of the underlying obligations.  If the servicer were to sell these obligations to another party, there is the risk that the purchaser would acquire an interest superior to that of the holders of related automobile receivables.  In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have an effective security interest in all of the obligations backing such receivables. Therefore, there is a possibility that payments on the receivables together with recoveries on repossessed collateral may not, in some cases, be able to support payments on these securities.

Non-Diversification of Investments
The Funds are non-diversified under the 1940 Act.  This means that under the 1940 Act, there is no restriction as to how much a Fund may invest in the securities of any one issuer.  However, to qualify for tax treatment as a regulated investment company under the Internal Revenue Code (“Code”), the Funds intend to comply, as of the end of each taxable quarter, with certain diversification requirements imposed by the Code.  Pursuant to these requirements, at the end of each taxable quarter, each Fund, among other things, will not have investments in the securities of any one issuer (other than U.S. Government securities or securities of other regulated investment companies) of more than 25% of the value of the Fund’s total assets.  In addition, each Fund, with respect to 50% of its total assets, will not have investments in the securities of any issuer equal to 5% of the value of the Fund’s total assets, and will not purchase more than 10% of the outstanding voting securities of any one issuer.  As a non-diversified investment company, the Funds may be subject to greater risks than diversified companies because of the larger impact of fluctuation in the values of securities of fewer issuers.

Borrowings
The Funds may borrow funds to meet redemptions, for other emergency purposes or to increase their portfolio holdings of securities.  Such borrowings may be on a secured or unsecured basis at fixed or variable rates of interest.  The 1940 Act requires the Funds to maintain continuous asset coverage of not less than 300% with respect to all borrowings.  This allows a Fund to borrow for such purposes an amount (when taken together with any borrowings for temporary or emergency purposes as described below) equal to as much as 50% of the value of its net assets (not including such borrowings).  If such asset coverage should decline to less than 300% due to market fluctuations or other reasons, a Fund may be required to dispose of some of its portfolio holdings within three days in order to reduce the Fund’s debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to dispose of assets at that time.

Conversely, if the income from the assets retained with borrowed funds is not sufficient to cover the cost of borrowing, the net income of a Fund will be less than if borrowing were not used, and, therefore, the amount available for distribution to shareholders will be reduced.  The Funds also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

Borrowing by the Funds creates an opportunity for increased net income, but at the same time, creates special risk considerations.  For example, leveraging may exaggerate the effect on net asset value of any increase or decrease in the value of a Fund’s portfolio.  To the extent the income derived from securities purchased with borrowed funds exceeds the interest a Fund will have to pay, the Fund’s net income will be greater than if borrowing were not used.

Securities Lending
Each Fund may lend securities from its portfolio to brokers, dealers and financial institutions (but not individuals) in order to increase the return on its portfolio.  The value of the loaned securities may not exceed one-third of a Fund’s total assets, including the collateral received to secure the securities loan and loans of portfolio securities are fully collateralized based on values that are marked-to-market daily.  The Funds will not enter into any portfolio security lending arrangement having a duration of longer than one year.  The principal risk of portfolio lending is potential default or insolvency of the borrower.  In either of these cases, a Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities.  The Funds may pay reasonable administrative and custodial fees in connection with loans of portfolio securities and may pay a portion of the interest or fee earned thereon to the borrower or a placing broker.

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In determining whether or not to lend a security to a particular broker, dealer or financial institution, MAI considers all relevant facts and circumstances, including the size, creditworthiness and reputation of the broker, dealer or financial institution.  Any securities that a Fund may receive as collateral will not become part of the Fund’s investment portfolio at the time of the loan and, in the event of a default by the borrower, the Fund will, if permitted by law, dispose of such collateral except for such part thereof that is a security in which the Fund is permitted to invest.  During the time securities are on loan, the borrower will pay a Fund any accrued income on those securities, and the Fund may invest the cash collateral and earn income or receive an agreed-upon fee from a borrower that has delivered cash-equivalent collateral.  However, such payments of accrued income will not constitute qualified dividend income and will be taxable as ordinary income.  While a Fund does not have the right to vote securities on loan, it would terminate the loan and regain the right to vote if that were considered important with respect to the investment.

Restricted and Illiquid Securities
Each Fund may invest up to 15% of its net assets in securities that are illiquid at the time of purchase, which means that there may be legal or contractual restrictions on their disposition, or that there are no readily available market quotations for such a security.  Illiquid securities present the risks that a Fund may have difficulty valuing these holdings and/or may be unable to sell these holdings at the time or price desired.  There are generally no restrictions on a Fund’s ability to invest in restricted securities (that is, securities that are not registered pursuant to the Securities Act of 1933), except to the extent such securities may be considered illiquid.  Securities issued pursuant to Rule 144A of the Securities Act of 1933 will be considered liquid if determined to be so under procedures adopted by the Board of Trustees.

Securities of Foreign Issuers
Each Fund may invest in securities of foreign issuers.  Investments in the securities of foreign issuers involve special risks that differ from those associated with investments in domestic securities.  The risks associated with investments in the securities of foreign issuers relate to political and economic developments abroad, as well as those that result from the differences between the regulation of domestic securities and issuers and foreign securities and issuers.  These risks may include, but are not limited to, expropriation, confiscatory taxation, withholding taxes on interest, withholding taxes (generally nonrefundable) imposed by the United States on payments to foreign entities (beginning in 2012), limitations on the use or transfer of Fund assets, political or social instability and adverse diplomatic developments.

In addition, there are restrictions on foreign investments in other jurisdictions, and there tends to be difficulty in obtaining judgments from abroad and effecting repatriation of capital invested abroad.  Delays could occur in settlement of foreign transactions, which could adversely affect shareholder equity.  Moreover, individual foreign economies may differ favorably or unfavorably from the domestic economy in such respects as growth of gross national product, the rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

Furthermore, investing in foreign securities can carry higher returns and risks than those associated with domestic investments.  Foreign securities may be denominated in foreign currencies.  Therefore, the value in U.S. dollars of a Fund’s net assets and income may be affected by changes in exchange rates and regulations.

Table of Contents - Statement of Additional Information - Vice and Generation Wave Growth Funds - Investor, Class A and Class C Shares

The internal politics of certain foreign countries may not be as stable as that of the United States.  Governments in certain foreign countries also continue to participate to a significant degree, through ownership interest or regulation, in their respective economies.  Action by these governments could include restrictions on foreign investment, nationalization, expropriation of goods or imposition of taxes, and could have a significant effect on market prices of securities and payment of interest.  The economies of many foreign countries are heavily dependent upon international trade and are accordingly affected by the trade policies and economic conditions of their trading partners.  Enactment by these trading partners of protectionist trade legislation, or economic recessions or slow downs of those partners could have a significant adverse effect upon the securities markets of such countries.

A change in the value of any foreign currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of securities held by a Fund, denominated in that currency.  Furthermore, the interest and dividends payable on certain foreign securities may be subject to foreign withholding taxes, thus reducing the net amount of income to be paid to a Fund and that may ultimately be available for distribution.

Other differences between investing in foreign companies and in U.S. domiciled companies include:

●	information is less publicly available;
●	there is a lack of uniform financial accounting standards applicable to foreign companies;
●	market quotations are less readily available;
●	there are differences in government regulation and supervision of foreign securities exchanges, brokers, listed companies and banks;
●	there is generally a lower foreign securities market volume;
●	it is likely that foreign securities may be less liquid and/or more volatile;
●	there are generally higher foreign brokerage commissions;
●	there may be difficulties in enforcing contractual obligations or obtaining court judgments abroad because of differences in the legal systems; and
●	the mail service between countries may be unreliable.

Emerging Market Countries
The Generation Wave Growth Fund may also invest in emerging market countries or developing countries.  Developing countries may impose restrictions on a Fund’s ability to repatriate investment income or capital.  Even where there is no outright restriction on repatriation of investment income or capital, the mechanics of repatriation may affect certain aspects of the operations of the Funds.  For example, funds may be withdrawn from the People’s Republic of China only in U.S. or Hong Kong dollars and only at an exchange rate established by the government once each week.  Furthermore, some of the currencies in emerging markets have experienced de-valuations relative to the U.S. dollar, and major adjustments have been made periodically in certain of such currencies.  Certain developing countries face serious exchange constraints.

Governments of some developing countries exercise substantial influence over many aspects of the private sector.  In some countries, the government owns or controls many companies, including the largest in the country.  As such, government actions in the future could have a significant effect on economic conditions in developing countries in these regions, which could affect private sector companies, a Fund’s portfolio and the value of its securities.  Furthermore, certain developing countries are among the largest debtors to commercial banks and foreign governments.  Trading in debt obligations issued or guaranteed by such governments or their agencies and instrumentalities involves a high degree of risk.

Derivatives
As a principal investment strategy, the Funds may invest in call and put options.  As a non-principal investment strategy, the Funds may investment in futures and forward contracts.

Buying Call and Put Options.  The Funds may invest in call and put options as part of its overall portfolio management strategy.  Call and put options may be entered into in order to limit the risk of a substantial increase in the market price of the security that a Fund intends to purchase.  Prior to its expiration, a call option may be sold in a closing sale transaction.  Any profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the call option plus the related transaction cost.  By buying a put, a Fund has the right to sell the security at the exercise price, thus limiting its risk of loss through a decline in the value of the security until the put expires.  The amount of any appreciation in the value of the underlying security will be partially offset by the amount of the premium paid for the put option and any related transaction cost.  Prior to its expiration, a put option may be sold in a closing sale transaction and any profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the put option plus the related transaction costs.

Table of Contents - Statement of Additional Information - Vice and Generation Wave Growth Funds - Investor, Class A and Class C Shares

Writing (Selling) Call and Put Options. The Funds have the ability to write covered options on equity and debt securities and indices.  This means that a Fund will, through its custodian, deposit and maintain either cash or securities with a value equal to or greater than the exercise price of the option.

Covered call options give the holder the right to buy the underlying securities from the Fund at a stated exercise price.  A call option written by a fund is “covered” if the fund owns the underlying security that is subject to the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian bank) upon conversion or exchange of other securities held in its portfolio.  A call option is also covered if a fund holds a call on the same security and in the same principal amount as the call written where the exercise price of the call held (a) is equal to or less than the exercise price of the call written or (b) is greater than the exercise price of the call written if the difference is maintained by the fund in cash and high grade debt securities in a segregated account with its custodian bank.  The Funds may purchase securities that may be covered with call options solely on the basis of considerations consistent with the investment objective and policies of the applicable Fund.  A Fund’s turnover may increase through the exercise of a call option.  This will generally occur if the value of a “covered” security increases, and a Fund has not entered into a closing purchase transaction.

As a writer of an option, a Fund receives a premium less a commission, and in exchange foregoes the opportunity to profit from any increase in the value of the security exceeding the call option price.  The premium serves to mitigate the effect of any depreciation in the value of the security.  The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price, the volatility of the underlying security, the remaining term of the option, the existing supply and demand and the interest rates.

The writer of a call option may have no control over when the underlying securities must be sold because the writer may be assigned an exercise notice at any time prior to the termination of the obligation.  Exercise of a call option by the purchaser will cause the Fund to forego future appreciation of the securities covered by the option.  Whether or not an option expires unexercised, the writer retains the amount of the premium.  This amount may, in the case of a covered call option, be offset by a decline in the value of the underlying security during the option period.  If a call option is exercised, the writer experiences a profit or loss from the sale of the underlying security.  Thus during the option period, the writer of a call option gives up the opportunity for appreciation in the value of the underlying security or currency above the exercise price.  It retains the risk of the loss should the price of the underlying security or foreign currency decline.  Writing call options also involves risks relating to a Fund’s ability to close out the option it has written.

Call options may be written on portfolio securities, indices or foreign currencies.  With respect to securities and foreign currencies, the Funds may write call and put options on an exchange or over-the-counter.  Call options on portfolio securities will be covered since the Funds will own the underlying securities.  Call options on securities indices will be written only to hedge in an economically appropriate way portfolio securities that are not otherwise hedged with options or financial futures contracts and will be “covered” by identifying the specific portfolio securities being hedged.  Options on foreign currencies will be covered by securities denominated in that currency.  Options on securities indices will be covered by securities that substantially replicate the movement of the index.

Table of Contents - Statement of Additional Information - Vice and Generation Wave Growth Funds - Investor, Class A and Class C Shares

A put option on a security, security index or foreign currency gives the purchaser of the option, in return for the premium paid to the writer (seller), the right to sell the underlying security, index or foreign currency at the exercise price at any time during the option period.  When a Fund writes a secured put option, it will gain a profit in the amount of the premium, less a commission, so long as the price of the underlying security remains above the exercise price.  However, a Fund remains obligated to purchase the underlying security from the buyer of the put option (usually in the event the price of the security falls below the exercise price) at any time during the option period.  If the price of the underlying security falls below the exercise price, the Fund may realize a loss in the amount of the difference between the exercise price and the sale price of the security, less the premium received.  Upon exercise by the purchaser, the writer of a put option has the obligation to purchase the underlying security or foreign currency at the exercise price.  A put option on a securities index is similar to a put option on an individual security, except that the value of the option depends on the weighted value of the group of securities comprising the index and all settlements are made in cash.

During the option period, the writer of a put option has assumed the risk that the price of the underlying security or foreign currency will decline below the exercise price.  However, the writer of the put option has retained the opportunity for an appreciated price above the exercise price should the market price of the underlying security or foreign currency increase.  Writing put options also involves risks relating to a Fund’s ability to close out the option that it has written.

The writer of an option who wishes to terminate its obligation may effect a “closing purchase transaction” by buying an option on the same securities as the option previously written.  The effect of the purchase is that the clearing corporation will cancel the writer’s position.  However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option.  There is also no guarantee that a Fund will be able to effect a closing purchase transaction for the options it has written.

Effecting a closing purchase transaction in the case of a written call option will permit a Fund to write another call option on the underlying security with a different exercise price, expiration date or both.  Effecting a closing purchase transaction will also permit a Fund to use cash or proceeds from the investments.  If a Fund desires to sell a particular security from its portfolio on which it has written a call option, it will effect a closing purchase transaction before or at the same time as the sale of the security.

A Fund will realize profits from closing purchase transactions if the price of the transaction is less than the premium received from writing the option.  Likewise, a Fund will realize a loss from a closing purchase transaction if the price of the transaction is more than the premium received from writing the option.  Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security.

Writing Over-the-Counter (“OTC”) Options.  The Funds have the ability to engage in options transactions that trade on the OTC market to the same extent that they intends to engage in exchange traded options.  Just as with exchange traded options, OTC options give the holder the right to buy an underlying security from, or sell an underlying security to, an option writer at a stated exercise price.  However, OTC options differ from exchange traded options in certain material respects.

OTC options are arranged directly with dealers and not, as is the case with exchange traded options, through a clearing corporation.  Thus, there is a risk of non-performance by the dealer.  Because there is no exchange, pricing is typically done by reference to information obtained from market makers.  Since OTC options are available for a greater variety of securities and in a wider range of expiration dates and exercise prices, the writer of an OTC option is paid the premium in advance by the dealer.

A writer or purchaser of a put or call option can terminate it voluntarily only by entering into a closing transaction.  There can be no assurance that a continuously liquid secondary market will exist for any particular option at any specific time.  Consequently, a Fund may be able to realize the value of an OTC option it has purchased only by exercising it or entering into a closing sale transaction with the dealer that issued it.  Similarly, when a Fund writes an OTC option, it generally can close out that option prior to its expiration only by entering into a closing purchase transaction with the dealer to which it originally wrote the option.  If a covered call option writer cannot effect a closing transaction, it cannot sell the underlying security or foreign currency until the option expires or the option is exercised.  Therefore, the writer of a covered OTC call option may not be able to sell an underlying security even though it might otherwise be advantageous to do so.  Likewise, the writer of a secured OTC put option may be unable to sell the securities pledged to secure the put for other investment purposes while it is obligated as a put writer.  Similarly, a purchaser of an OTC put or call option might also find it difficult to terminate its position on a timely basis in the absence of a secondary market.

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Futures Contracts.  The Funds have the ability to buy and sell stock index futures contracts traded on domestic futures exchanges to hedge the value of their portfolio against changes in market conditions.  A stock index futures contract is an agreement between two parties to take or make delivery of an amount of cash equal to a specified dollar amount, times the difference between the stock index value at the close of the last trading day of the contract and the price at which the futures contract is originally struck.  A stock index futures contract does not involve the physical delivery of the underlying stocks in the index.  Although stock index futures contracts call for the actual taking or delivery of cash, in most cases the Funds expect to liquidate their stock index futures positions through offsetting transactions, which may result in a gain or a loss, before cash settlement is required.

The Funds will incur brokerage fees when they purchases and sells stock index futures contracts, and at the time a Fund purchases or sells a stock index futures contract, it must make a good faith deposit known as the “initial margin.”  Thereafter, a Fund may need to make subsequent deposits, known as “variation margin,” to reflect changes in the level of the stock index.

The Funds may, in addition to bona fide hedging transactions, use futures and options on futures transactions if the aggregate initial margin and premiums required to establish such non-hedging positions, less the amount by which any such options positions are in the money (within the meaning of the Commodity Exchange Act and regulations of the Commodity Futures Trading Commission (“CFTC”)), do not exceed 5% of the liquidation value of the Fund.

Risks Associated With Options and Futures. Although the Funds may write covered call options and purchase and sell stock index futures contracts to hedge against declines in the value of their portfolio securities, the use of these instruments involves certain risks.  As the writer of covered call options, a Fund receives a premium but loses any opportunity to profit from an increase in the market price if the underlying securities appreciate, though the premium received may partially offset such loss.

Although stock index futures contracts may be useful in hedging against adverse changes in the value of a Fund’s investment securities, they are derivative instruments that are subject to a number of risks.  During certain market conditions, purchases and sales of stock index futures contracts may not completely offset a decline or rise in the value of a Fund’s investments.  In the futures markets, it may not always be possible to execute a buy or sell order at the desired price, or to close out an open position due to market conditions, limits on open positions and/or daily price fluctuations.  Changes in the value of a Fund’s investment securities may differ substantially from the changes anticipated by the Fund when it established its hedged positions, and unanticipated price movements in a futures contract may result in a loss substantially greater than the Fund’s initial investment in such a contract.

The CFTC and the various exchanges have established limits referred to as “speculative position limits” on the maximum net long or net short position that any person may hold or control in a particular futures contract.  Trading limits are imposed on the number of contracts that any person may trade on a particular trading day.  An exchange may order the liquidation of positions found to be in violation of these limits and it may impose sanctions or restrictions.  These trading and positions limits will not have an adverse impact on the Funds’ strategies for hedging their securities.

Often, futures purchased or sold by the Funds will be traded on foreign securities exchanges.  Participation in foreign futures and foreign options transactions involves the execution and clearing of trades on or subject to the rules of a foreign board of trade.  Neither the National Futures Association nor any domestic exchange regulates activities of any foreign boards of trade, including the execution, delivery and clearing of transactions, or has the power to compel enforcement of the rules of a foreign board of trade or any applicable foreign law.  This is true even if the exchange is formally linked to a domestic market so that a position taken on the market may be liquidated by a transaction on another market.  Moreover, such laws or regulations will vary depending on the foreign country in which the foreign futures or foreign options transaction occurs.

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For these reasons, customers who trade foreign futures or foreign options contracts may not be afforded certain of the protective measures provided by the CFTC regulations and the rules of the National Futures Association and any domestic exchange, including the right to use reparations proceedings before the CFTC and arbitration proceedings provided by the National Futures Association or any domestic futures exchange.  The Funds’ investments in foreign futures or foreign options transactions may not be provided the same protections as transactions on United States futures exchanges.  In addition, the price of any foreign futures or foreign options contract and, therefore, the potential profit and loss thereon, may be affected by any variance in the foreign exchange rate between the time an order is placed and the time it is liquidated, offset or exercised.

As of the date of this SAI, the Adviser is not deemed to be a commodity pool operator with respect to its service as an investment adviser to the Funds.  However, the CFTC has adopted certain rule amendments that significantly affect the exemptions available to the Funds, and may subject the Funds, as well as the Adviser to regulation by the CFTC.  The scope and application of these amendments is still uncertain.

When-Issued Purchases, Delayed Delivery and Forward Commitments
The Funds may purchase or sell particular securities with payment and delivery taking place at a later date.  The price or yield obtained in a transaction may be less favorable than the price or yield available in the market when the securities delivery takes place.  When a Fund agrees to purchase securities on a when-issued or delayed delivery basis or enter into a forward commitment to purchase securities, its custodian will set aside cash or liquid high grade debt securities equal to the amount of the commitment in a segregated account.  Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment, and in such a case a Fund may be required subsequently to place additional assets in the segregated account in order to ensure that the value of the account remains equal to the amount of the Fund’s commitments.  It may be expected that the value of a Fund’s net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash.

When-issued and forward commitment transactions involve the risk that the price or yield obtained in a transaction (and therefore the value of a security) may be less favorable than the price or yield (and therefore the value of a security) available in the market when the securities delivery takes place.  In addition, when a Fund engages in when-issued, delayed delivery and forward commitment transactions, it relies on the other party to consummate the trade.  Failure of such party to do so may result in a Fund incurring a loss or missing an opportunity to obtain a price considered advantageous.

The value of the securities underlying a when-issued purchase or a forward commitment to purchase securities, and any subsequent fluctuations in their value, are taken into account when determining the net asset value of a Fund starting on the day the Fund agrees to purchase the securities.  A Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date.  When a Fund makes a forward commitment to sell securities it owns, the proceeds to be received upon settlement are included in the Fund’s assets.  Fluctuations in the value of the underlying securities are not reflected in a Fund’s net asset value as long as the commitment remains in effect.

Short Sales
Short sales are transactions where a Fund sells securities it does not own in anticipation of a decline in the value of the securities.  A Fund must borrow the security to deliver it to the buyer.  A Fund is then obligated to replace the security borrowed at the market price at the time of replacement.  Until the security is replaced, a Fund is required to pay the lender any dividends or interest which accrue on the security during the loan period.  To borrow the security, a Fund also may be required to pay a premium, which would increase the cost of the security sold.  To the extent necessary to meet margin requirements, the broker will retain proceeds of the short sale until the short position is closed out.  MAI anticipates that the frequency of short sales will vary substantially under different market conditions.

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Short sales involve selling a security that a Fund borrows and does not own.  The Funds may sell securities short only on a fully collateralized basis, as permitted by SEC interpretations.  At the time of a short sale, a Fund will establish and maintain a segregated account consisting of liquid assets equal in value to the purchase price due on the settlement date under the short sale period.  The value of the liquid assets will be marked to market daily. The Funds may engage in short sales if MAI anticipates that the security’s market purchase price will be less than its borrowing price.  Short sales carry significant risk, including the risk of loss if the value of a security sold short increases prior to the scheduled delivery date, since a Fund must pay more for the security than it has received from the purchaser in the short sale.

Warrants
The Funds have the ability to purchase warrants and similar rights, which are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at the specified price during a specified period of time.  Warrants basically are options to purchase equity securities at a specific price valid for a specific period of time.  They do not represent ownership of the securities, but only the right to buy them.  They have no voting rights, pay no dividends and have no rights with respect to the assets of the company issuing them.  Warrants differ from call options in that warrants are issued by the issuer of the security that may be purchased on their exercise, whereas call options may be written or issued by anyone.  The prices of warrants do not necessarily move parallel to the prices of the underlying securities.

The purchase of warrants involves the risk that a Fund could lose the purchase value of a warrant if the right to subscribe to additional shares is not exercised prior to the warrant’s expiration.  Also, the purchase of warrants involves the risk that the effective price paid for the warrant added to the subscription price of the related security may exceed the value of the subscribed security’s market price, such as when there is no movement in the price level of the underlying security.

Stripped Securities
The Generation Wave Growth Fund may invest in investment companies that have the ability to purchase participations in trusts that hold U.S. Treasury and agency securities (such as TIGRs and CATs) and also may purchase Treasury receipts and other “stripped” securities that evidence ownership in either the future interest payments or the future principal payments of U.S. Government obligations.  These participations are issued at a discount to their “face value,” and may (particularly in the case of stripped mortgage-backed securities) exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors.

Repurchase Agreements
The Funds may have a portion of their net assets in cash or cash equivalents for a variety of reasons, including waiting for a suitable investment opportunity or taking a defensive position.  To earn income on this portion of its net assets, a Fund may enter into repurchase agreements.  Under a repurchase agreement, a Fund agrees to buy securities guaranteed as to payment of principal and interest by the U.S. Government or its agencies from a qualified bank or broker-dealer and then to sell the securities back to the bank or broker-dealer after a short period of time (generally, less than seven days) at a higher price.  The bank or broker-dealer must transfer to a fund’s custodian securities with an initial value of at least 100% of the dollar amount invested by a fund in each repurchase agreement.  MAI will monitor the value of such securities daily to determine that the value equals or exceeds the repurchase price.

Repurchase agreements may involve risks in the event of default or insolvency of the bank or broker-dealer, including possible delays or restrictions upon a fund’s ability to sell the underlying securities.  The Funds will enter into repurchase agreements only with parties who meet certain creditworthiness standards, i.e. banks or broker-dealers that MAI believes present no serious risk of becoming involved in bankruptcy proceedings within the time frame contemplated by the repurchase transaction.

The Funds may also enter into reverse repurchase agreements.  Under a reverse repurchase agreement, a Fund agrees to sell a security in its portfolio and then to repurchase the security at an agreed-upon price, date and interest payment.  A Fund will maintain cash or high-grade liquid debt securities with a value equal to the value of the fund’s obligation under the agreement, including accrued interest, in a segregated account with the fund’s custodian bank.  The securities subject to the reverse repurchase agreement will be marked-to-market daily.

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The use of repurchase agreements by a Fund involves certain risks.  For example, if the other party to a repurchase agreement defaults on its obligation to repurchase the underlying security at a time when the value of the security has declined, a Fund may incur a loss upon disposition of the security.  If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the bankruptcy code or other laws, a court may determine that the underlying security is collateral for the loan by a Fund not within the control of the Fund, and therefore the realization by the Fund on the collateral may be automatically stayed.  Finally, it is possible that a Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement.

Sector/Industry Concentration
The Vice Fund will concentrate at least 25% of its net assets in a group of vice industries (but no more than 80% of its net assets in any single industry) that includes the alcoholic beverages, tobacco, gaming and defense/aerospace industries, as identified in the Vice Fund’s prospectus.  The Generation Wave Fund may, from time to time, have greater than 25% of its net assets concentrated in one or more sectors (but no more than 80% of its net assets in any single sector), such as the consumer discretionary, consumer staples, commodities, energy, financials, industrials, health care, materials, real estate, technology, telecommunications, and utilities sectors.  To the extent that a Fund concentrates its investments in an industry or sector, it may be subject to the risks affecting that sector or industry, including the risk that the securities of companies within that one sector or industry will underperform due to adverse economic conditions, regulatory or legislative changes or increased competition affecting the sector or industry, more than would a more broadly diversified fund.  The following alphabetical list includes descriptions about the sectors or industries in which a Fund may invest.

Alcoholic Beverages and Tobacco Industries (Vice Fund): Companies that manufacture, wholesale or retail non-durable goods such as alcoholic beverage and tobacco products.  To the extent that the Vice Fund’s investments are concentrated in issuers conducting business in the same economic sector, the Vice Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The performance of consumer products companies has historically been closely tied to the performance of the overall economy, and is also affected by interest rates, competition, consumer confidence and relative levels of disposable household income and seasonal consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer products in the marketplace.

There is substantial litigation related to tobacco products in the United States and certain foreign jurisdictions, and damages claimed in some of the tobacco-related litigation range into the billions of dollars. The present litigation environment is substantially uncertain, and it is possible that companies with exposure to the tobacco industries could be materially affected by an unfavorable outcome of pending litigation.  The tobacco industry faces significant governmental action aimed at reducing the incidence of smoking and seeking to hold tobacco companies responsible for the adverse health effects associated with both smoking and exposure to environmental tobacco smoke. Governmental actions, combined with the diminishing social acceptance of smoking and private actions to restrict smoking, have resulted in reduced industry volume and may affect the performance of companies in the tobacco industry.

The success of alcoholic beverage companies depends on satisfying consumer tastes and preferences. Consumer preferences can change in unpredictable ways, and consumers may begin to prefer the products of competitors. In order to respond to changes in consumer preferences, alcoholic beverage companies may need to increase and enhance the marketing of existing products, change the pricing of existing products or introduce new products and services. Each response might affect financial results.  In addition, brewers and distilled spirits manufacturers have been sued in several courts regarding advertising practices and underage consumption, and are subject to extensive regulation at the federal, state and local levels.  Compliance with these laws and regulations can be costly.

Commodities Sector (Generation Wave Growth Fund): Exposure to the commodities markets may subject the Generation Wave Growth Fund to greater volatility than investments in traditional securities.  The value of commodities related investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, and tariffs. The prices of industrial metals, precious metals, agriculture, and livestock commodities may fluctuate widely due to actors such as changes in value, supply and demand, and governmental regulatory policies.

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Consumer Discretionary Sector (Generation Wave Growth Fund): The consumer discretionary sector encompasses those industries that tend to be the most sensitive to economic cycles.  Its manufacturing segment includes automotive, household durable goods, textiles/apparel and leisure equipment. The services segment includes hotels, restaurants and other leisure facilities, media production and services, and consumer retailing and services.  Companies in this sector may be adversely affected by negative changes in the domestic and international economies, interest rates, competition, consumer confidence, disposable household income, and consumer spending. These companies are also subject to severe competition and changes in demographics and consumer tastes, which may have an adverse effect on the performance of these companies.

Consumer Staples Sector (Generation Wave Growth Fund): The consumer staples sector comprises companies whose businesses are less sensitive to economic cycles.  It includes manufacturers and distributors of food, beverages and tobacco and producers of non-durable household goods and personal products.  It also includes food & drug retailing companies as well as hypermarkets and consumer super centers.  Companies in this sector may be adversely affected by negative changes in the domestic and international economies, interest rates, competition, consumer confidence, and consumer spending.  These companies also are subject to the risk that government regulation could affect the permissibility of using various production methods and food additives, which regulations could affect company profitability.  The success of food, household, and personal products companies may be strongly affected by consumer tastes, marketing campaigns, and other factors affecting supply and demand.

Defense/Aerospace Industry (Vice Fund):  Companies engaged in the development, manufacture or sale of aerospace equipment and defense weapons.  Aerospace equipment may include companies involved in the development of gas turbine engines, multi-band filter and power amplifiers for airborne applications, aircraft electrical power distribution systems, airborne laser mine detection, helicopters, air-launched theater missile defense, unmanned aerial vehicles (UAV) and flight simulators.

Risk factors or challenges that face the industry include the fact that procurement cycles can be as long as ten years and the rate of growth in defense spending may soon slow down.  Some defense contractors are trading at discounts due to their exposure to aircraft and automobile manufacturing while many others face enormous underfunded pensions.  Finally, significant defense budget reductions internationally are shrinking the export opportunities for American defense companies.

Energy Sector (Generation Wave Growth Fund): Companies in the energy field, including the conventional areas of oil, gas, electricity and coal, and alternative sources of energy such as nuclear, oil shale and solar power.  The business activities of thesethe companies may include: production, generation, transmission, refining, marketing, control, or distribution of energy or energy fuels such as petrochemicals; providing component parts or services to companies engaged in the above activities; energy research or experimentation; and environmental activities related to the solution of energy problems, such as energy conservation and pollution control.  Companies participating in new activities resulting from technological advances or research discoveries in the energy field will also be considered for this sector.

The securities of companies in the energy field are subject to changes in value and dividend yield that depend, to a large extent, on the price and supply of energy fuels.  Swift price and supply fluctuations may be caused by events relating to international politics, energy conservation, the success of exploration projects, and tax and other regulatory policies of various governments.

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Companies in the energy service field, including those that provide services and equipment to the conventional areas of oil, gas, electricity and coal, and newer sources of energy such as nuclear, geothermal, oil shale and solar power.  A Fund may invest in companies providing services and equipment for drilling processes such as offshore and onshore drilling, drill bits, drilling rig equipment, drilling string equipment, drilling fluids, tool joints and wireline logging.  Many energy service companies are engaged in production and well maintenance, providing such products and services as packers, perforating equipment, pressure pumping, “down-hole” equipment, valves, pumps, compression equipment and well completion equipment and service.  Certain companies supply energy providers with exploration technology such as seismic data, geological and geophysical services and interpretation of this data.  A Fund may also invest in companies with a variety of products or services including pipeline construction, oil tool rental, underwater well services, helicopter services, geothermal plant design or construction, electric and nuclear plant design or construction, energy-related capital equipment, mining related equipment or services and high technology companies serving the above industries.  Energy service firms are affected by supply, demand and other normal competitive factors for their specific products or services.  They are also affected by other unpredictable factors such as supply and demand for oil and gas, prices of oil and gas, exploration and production spending, governmental regulation, world events and economic conditions.

Financials Sector (Generation Wave Growth Fund): Companies providing financial services to consumers and industry.  Companies in the financials sector include: commercial banks, savings and loan associations, consumer and industrial finance companies, securities brokerage companies, real estate-related companies, leasing companies and a variety of firms in all segments of the insurance industry such as multi-line, property and casualty and life insurance.

The financials sector is currently undergoing relatively rapid change as existing distinctions between financial service segments become less clear.  For instance, recent business combinations have included insurance, finance and securities brokerage under single ownership.  Some primarily retail corporations have expanded into securities and insurance industries.

Banks, savings and loan associations and finance companies are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments they can make and the interest rates and fees they can charge.  The profitability of these groups is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change.  In addition, general economic conditions are important to the operations of these concerns, with exposure to credit losses resulting from possible financial difficulties of borrowers potentially having an adverse effect.  Insurance companies are likewise subject to substantial governmental regulation, predominantly at the state level, and may be subject to severe price competition.

Securities and Exchange Commission (“SEC”) regulations provide that a fund may not invest more than 5% of its total assets in the securities of any company that derives more than 15% of its revenues from brokerage or investment management activities.  These companies as well as those deriving more than 15% of profits from brokerage and investment management activities are considered to be “principally engaged” in the business activities of the financial services sector.

Gaming Industry (Vice Fund):  Companies in the gaming, casino and related industries are highly regulated, and state and Federal legislative changes can significantly impact the profitability of companies in those industries. Companies in the same industry often face similar obstacles, issues and regulatory burdens. As a result, the securities of gaming-related companies may react similarly to, and move in unison with, one another. The gaming industry may also be negatively affected by changes in economic conditions as well as changes in consumer tastes.

Health Care Sector (Generation Wave Growth Fund): Companies engaged in the design, manufacture or sale of products or services used for or in connection with health care or medicine.  Companies in the health care sector include: pharmaceutical companies; firms that design, manufacture, sell or supply medical, dental and optical products, hardware or services; companies involved in biotechnology, medical diagnostic and biochemical research and development, as well as companies involved in the operation of health care facilities.  Many of these companies are subject to government regulation of their products and services, a factor which could have a significant and possibly unfavorable effect on the price and availability of such products or services.  Furthermore, the types of products or services produced or provided by these companies may become obsolete quickly.

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Companies involved in health care services are engaged in the ownership or management of hospitals, nursing homes, health maintenance organizations and other companies specializing in the delivery of health care services.  These include: companies that operate acute care, psychiatric, teaching or specialized care, home health care, drug and alcohol abuse treatment and dental care; firms operating comprehensive health maintenance organizations and nursing homes for the elderly and disabled; and firms that provide related laboratory services.

Federal and state governments provide a substantial percentage of revenues to health care service providers by way of Medicare and Medicaid.  The future growth of this source of funds is subject to great uncertainty.  Additionally, the complexion of the private payment system is changing.  For example, insurance companies are beginning to offer long-term health care insurance for nursing home patients to supplement or replace government benefits.  Also, membership in health maintenance organizations or prepaid health plans is displacing individual payments for each service rendered by a hospital or physician.

The demand for health care services will tend to increase as the population ages.  However, review of patients’ need for hospitalization by Medicare and health maintenance organizations has demonstrated the ability of health care providers to curtail unnecessary hospital stays and reduce costs.

Industrials Sector (Generation Wave Growth Fund): Companies engaged in the manufacture, distribution or service of products and equipment for the industrial sector, including integrated producers of capital equipment (such as general industrial machinery and farm equipment) and parts suppliers, and subcontractors.  Companies in this sector include: companies that manufacture products or service equipment for the food, clothing or sporting goods industries; companies that provide service establishment, railroad, textile, farming, mining, oil field, semiconductor and telecommunications equipment; companies that manufacture products or service equipment for trucks, construction, transportation, machine tools; cable equipment; and office automation companies.

The success of equipment manufacturing and distribution companies is closely tied to overall capital spending levels.  Capital spending is influenced by an individual company’s profitability and broader factors such as interest rates and foreign competition, which are partly determined by currency exchange rates.  Equipment manufacturing concerns may also be affected by economic cycles, technical obsolescence, labor relations difficulties and government regulations pertaining to products, production facilities or production processes.

Materials Sector (Generation Wave Growth Fund): Companies engaged in the manufacture, mining, processing or distribution of raw materials and intermediate goods used in building and manufacturing.  The products handled by these companies may include chemicals, metals, concrete, timber, paper, copper, iron ore, nickel, steel, aluminum, textiles, cement and gypsum.  Companies in this sector may also include  mining, processing, transportation and distribution companies, including companies involved in equipment supplies and railroads.

Many companies in the industrial sectors are significantly affected by the level and volatility of commodity prices, the exchange value of the dollar, import controls and worldwide competition.  At times, worldwide production of these materials has exceeded demand as a result of over-building or economic downturns.  During these times, commodity price declines and unit volume reductions have led to poor investment returns and losses.  Other risks may include liability for environmental damage, depletion of resources and mandated expenditures for safety and pollution control.

Real Estate Sector (Generation Wave Growth Fund): Companies in this sector are subject to risks related to possible  declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes, and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems; casualty or condemnation losses; uninsured damages from floods, earthquakes, or other natural disasters; limitations on and variations in rents; and changes in interest rates.

Table of Contents - Statement of Additional Information - Vice and Generation Wave Growth Funds - Investor, Class A and Class C Shares

Technology Sector (Generation Wave Growth Fund): Companies that MAI believes have, or will develop, products, processes or services that will provide or will benefit significantly from technological advances and improvements.  These may include companies that develop, produce or distribute products or services in the computer, semi-conductor, electronics, communications, health care and biotechnology sectors.

Competitive pressures may have a significant effect on the financial condition of companies in the technology sector.  If technology continues to advance at an accelerated rate, and the number of companies and product offerings continues to expand, these companies could become increasingly sensitive to short product cycles and aggressive pricing.

Telecommunications Sector (Generation Wave Growth Fund): Companies engaged in the development, manufacture or sale of communications services or communications equipment.  Companies in the telecommunications field offer a variety of services and products, including: local and long-distance telephone service; cellular, paging, local and wide area product networks; satellite, microwave and cable television; and equipment used to provide these products and services.  Long-distance telephone companies may also have interests in new technologies, such as fiber optics and data transmission.

Telephone operating companies are subject to both federal and state regulations governing rates of return and services that may be offered.  Telephone companies usually pay an above-average dividend.  Certain types of companies in which a Fund may invest when investing in these sectors are engaged in fierce competition for a share of the market for their products.  In recent years, these companies have been providing goods or services such as private and local area networks, or engaged in the sale of telephone set equipment.

Utilities Sector (Generation Wave Growth Fund): Companies in the public utilities industry and companies deriving a majority of their revenues from their public utility operations.  Companies in this sector may include: the manufacture, production, generation, transmission and sale of gas and electric energy; water supply, waste disposal and sewerage and sanitary service companies; and companies involved in telephone, satellite and other communication fields including telephone, telegraph, satellite, microwave and the provision of other communication facilities for the public benefit (not including companies involved in public broadcasting).  The Generation Wave Growth Fund may not own more than 5% of the outstanding voting securities of more than one public utility company as defined by the Public Utility Holding Company Act of 1935.

Temporary Investments
Under normal market conditions, each Fund will stay fully invested according to its principal investment strategies as noted above.  A Fund, however, may temporarily depart from its principal investment strategies by making short-term investments in cash, cash equivalents, and high-quality, short-term debt securities and money market instruments for temporary defensive purposes in response to adverse market, economic or political conditions.  This may result in a Fund not achieving its investment objectives during that period.

For longer periods of time, a Fund may hold a substantial cash position.  If the market advances during periods when a Fund is holding a large cash position, such Fund may not participate to the extent it would have if the Fund had been more fully invested.  To the extent that a Fund uses a money market fund for its cash position, there will be some duplication of expenses because the Fund would bear its pro rata portion of such money market fund’s advisory fees and operational expenses.

Portfolio Turnover
Each Fund is actively managed and has no restrictions upon portfolio turnover.  A 100% annual portfolio turnover rate would be achieved if each security in a Fund’s portfolio (other than securities with less than one year remaining to maturity) were replaced once during the year.  Trading also may result in realization of taxable capital gains that would not otherwise be realized, thereby increasing the amount of distributions taxable to shareholders, some of which may be short-term capital gain taxable to shareholders at ordinary income rates.  The following are the portfolio turnover rates for the Funds for the fiscal years ended March 31, 2012 and 2011:

Portfolio Turnover Rate For the Fiscal Years Ended March 31,
	2012*	2011
Vice Fund	83.66%	21.18%
Generation Wave Growth Fund	127.99%	82.62%
*
The Vice Fund’s portfolio turnover increased during the fiscal year ended March 31, 2012 as market volatility allowed for portfolio rebalancing.  The Generation Wave Growth Fund’s portfolio turnover increased during the fiscal year ended March 31, 2012 reflective of increased market volatility.

Table of Contents - Statement of Additional Information - Vice and Generation Wave Growth Funds - Investor, Class A and Class C Shares

Investment Limitations
The Funds have adopted the following fundamental investment limitations.  The following restrictions for a Fund may only be changed if the change is approved by holders of a majority of the Fund’s outstanding voting securities.  As used in this SAI, “a majority of the Fund’s outstanding voting securities” means (i) more than 50% of a Fund’s outstanding voting shares or (ii) 67% or more of a Fund’s voting shares present at a shareholder meeting if more than 50% of the Fund’s outstanding voting shares are represented at the meeting in person or by proxy, whichever is less.

Each Fund may not:

1.
Purchase or otherwise acquire interests in real estate, real estate mortgage loans or interests therein, except that the Fund may purchase securities issued by issuers, including real estate investment trusts, that invest in real estate or interests therein.

2.
Make loans if, as a result, more than 33 1/3% of the Fund’s total assets would be loaned to other parties, except that the Fund may: (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; (iii) lend its securities; (iv) loan money to other funds within the Trust in accordance with the terms of any applicable rule or regulation or exemptive order pursuant to the 1940 Act.

3.	Act as an underwriter except to the extent the Fund may be deemed to be an underwriter when disposing of securities it owns or when selling its own shares.

4.
Issue senior securities to the Fund’s presently authorized shares of beneficial interest, except that this restriction shall not be deemed to prohibit the Fund from (i) making any permitted borrowings, loans, mortgages or pledges, (ii) entering into options, futures contracts, forward contracts, repurchase transactions or reverse repurchase transactions, or (iii) making short sales of securities to the extent permitted by the 1940 Act and any rule or order thereunder, or SEC staff interpretations thereof.

5.
Borrow money in an amount exceeding 33 1/3% of the value of the Fund’s total assets, provided that the Fund may borrow money from other funds within the Trust in accordance with the terms of any applicable rule or regulation or exemptive order pursuant to the 1940 Act.

6.
Concentrate its investments in any one industry or sector if, as a result, more than 80% of the Fund’s net assets will be invested in such industry or sector.  This restriction, however, does not prohibit the Fund from investing in obligations issued or guaranteed by the U.S. Government, or its agencies or instrumentalities.  The Fund has adopted policies of concentrating in securities issued by companies within a wide range of industries and sectors consisting of all categories, the selection of which will vary at any given time.

7.	Invest in other investment companies except as permitted by the 1940 Act.

The following lists the non-fundamental investment restriction applicable to the Funds.  This restriction can be changed by the Board of Trustees, but the change will only be effective after prior written notice is given to shareholders of the Funds.

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Each Fund may not:

1.
Purchase or sell commodities unless acquired as a result of ownership of other securities or other instruments (but this shall not prevent a Fund from purchasing or selling options, futures contracts or other derivative instruments, or from investing in securities or other instruments backed by commodities).

PORTFOLIO HOLDINGS INFORMATION
MAI and the Funds are subject to portfolio holdings disclosure policies.  These policies govern the timing and circumstances of disclosure to shareholders and third parties about the portfolio investments that the Funds hold.  These portfolio holdings disclosure policies have been approved by the Board of Trustees.  The Funds disclose their portfolio holdings at the same time to all persons.  Everyone has the same timely disclosure of the holdings with respect to any other person.

Disclosure of each Fund’s complete holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the annual report and semi-annual report to Fund shareholders and in the quarterly holdings report on Form N-Q.  These reports are available, free of charge, on the SEC’s website at www.sec.gov.  The Funds also make their quarterly portfolio holdings available on the Funds’ website at www.usamutuals.com.  All holdings are placed on the website within 10 business days of the quarter-end.  Holdings are placed on the website prior to their release to the rating agencies.  This policy is consistent with the Funds’ intent that the public have full disclosure of the holdings at the same time or prior to other persons.

To the extent the Funds’ service providers have access to the Funds’ holdings, they are bound by confidentiality agreements or professional standards to maintain the confidentiality of the holdings.  Service providers include, without limitation, fund administrator, custodian, fund accounting agent, accountants and legal counsel.

MANAGEMENT OF THE FUNDS

Board of Trustees and Officers
The management and affairs of the Funds are supervised by the Board of Trustees.  The Board of Trustees consists of three individuals, two of whom are not “interested persons” of the Trust as that term is defined in the 1940 Act (the “Independent Trustees”).  The Trustees are fiduciaries for the Funds’ shareholders and are governed by the laws of the State of Delaware in this regard.  The Board of Trustees establishes policies for the operation of the Funds and appoint the officers who conduct the daily business of the Funds.

Board Leadership Structure
The Board of Trustees is comprised of two Independent Trustees – Dr. Michael D. Akers and Mr. Gary A. Drska – and one Interested Trustee – Mr. Joseph C. Neuberger.  The Trust’s Chairman, Mr. Neuberger, is an interested person of the Trust by virtue of the fact that he is an interested person of Quasar Distributors, LLC, which acts as principal underwriter to the Funds.  Mr. Neuberger also serves as the Executive Vice President of the Funds’ transfer agent.  The Trust has not appointed a lead Independent Trustee.

The Board of Trustees has established three standing committees – the Audit Committee, the Nominating Committee and the Valuation Committee – which are discussed in greater detail under “Board Committees” below.  All Independent Trustees are members of the Audit Committee and the Nominating Committee.  Inclusion of all Independent Trustees as members of the Audit Committee and the Nominating Committee allows all such Trustees to participate in the full range of the Board of Trustees’ oversight duties, including oversight of risk management processes.

In accordance with the fund governance standards prescribed by the SEC under the 1940 Act, the Independent Trustees on the Nominating Committee select and nominate all candidates for Independent Trustee positions.  Each Trustee was appointed to serve on the Board of Trustees because of his experience, qualifications, attributes and/or skills as set forth in the subsection “Trustee Qualifications,” below.  The Board of Trustees reviews its leadership structure regularly.  The Board of Trustees believes that its leadership structure is appropriate and effective in light of the size of the Trust, the nature of its business and industry practices.

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The Board of Trustees’ role is one of oversight rather than day-to-day management of the Funds.  The Trust’s Audit Committee assists with this oversight function.  The Board of Trustees’ oversight extends to the Trust’s risk management processes.  Those processes are overseen by the Trust’s officers, including the President/Treasurer, Secretary and Chief Compliance Officer (“CCO”), who regularly report to the Board of Trustees on a variety of matters at Board meetings.

MAI reports to the Board of Trustees, on a regular and as-needed basis, on actual and possible risks affecting the Funds.  These reports include discussions of various elements of risk, including investment, credit, liquidity, valuation, operational and compliance risks, as well as any overall business risks that could impact the Funds.

The Board of Trustees has appointed the CCO who reports directly to the Board and who participates in the Board’s regular meetings.  In addition, the CCO presents an annual report to the Board of Trustees in accordance with the Trust’s compliance policies and procedures.  The CCO, together with the Trust’s officers, regularly discusses risk issues affecting the Trust and the Funds during Board meetings.  The CCO also provides updates to the Board of Trustees on the operation of the Trust’s compliance policies and procedures and on how these procedures are designed to mitigate risk.  Finally, the CCO and/or other officers of the Trust report to the Board of Trustees in the event any material risk issues arise in between Board meetings.

Trustees and Officers
The Trustees and officers of the Funds are listed below with their addresses, present positions with the Trust and principal occupations over at least the last five years.

Name, Address and Age as of March 31, 2012	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Trust Overseen by Trustee	Other Trusteeships Held by Trustee During Past Five Years
Independent Trustees
Dr. Michael D. Akers 615 E. Michigan Street Milwaukee, WI 53202 Age: 57	Independent Trustee	Indefinite Term; Since 2001	Professor and Chair, Department of Accounting, Marquette University (2004 -present).	2	Independent Trustee, Trust for Professional Managers (an open-end investment company with twenty-seven portfolios).
Gary A. Drska 615 E. Michigan Street Milwaukee, WI 53202 Age: 55	Independent Trustee	Indefinite Term; Since 2001	Pilot, Frontier/Midwest Airlines (Airline Company) (1986-present).	2	Independent Trustee, Trust for Professional Managers (an open-end investment company with twenty-seven portfolios).

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Name, Address and Age as of March 31, 2012	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Trust Overseen by Trustee	Other Trusteeships Held by Trustee During Past Five Years
Interested Trustee and Officers
Joseph C. Neuberger* 615 E. Michigan Street Milwaukee, WI 53202 Age: 50	Trustee and Chairperson	Indefinite Term; Since 2001	Executive Vice President, U.S. Bancorp Fund Services, LLC (1994-present).	2	Trustee, Trust for Professional Managers (an open-end investment company with twenty-seven portfolios); Trustee, Buffalo Funds (an open-end investment company with ten portfolios).
Jerry Szilagyi Plaza of the Americas 700 North Pearl Street Suite 900 Dallas, TX 75201 Age: 50	President	Indefinite Term; Since 2011
President, Mutuals Advisors, Inc. (June 2011 - present); Managing Member, Catalyst Capital Advisors LLC (2006 - present); CEO, Cross Sound Capital, LLC (June 2011 – present); Chairman, Mutual Fund Series Trust (f/k/a Catalyst Funds) (2010 - present); Trustee, Mutual Fund Series Trust (2006 - present); President, Abbington Capital Group LLC (1998 - present); CEO, Thomas Lloyd Global Asset Management (Americas) LLC (2006 - 2010); SVP Business Development, Integrity Mutual Funds, Inc. (2003-2006).

				N/A	N/A
Cindy Clarke Plaza of the Americas 700 North Pearl Street Suite 900 Dallas, TX 75201 Age: 58	Treasurer	Indefinite Term; Since 2011
Secretary and Treasurer, Mutuals Advisors, Inc. (April 2011 - present); Chairman, USA Mutuals Holdings, Inc. (2009 - present); Chairman, Mutuals Advisors, Inc. (2008 - present); President, C&H Advisory Services, Inc. (1994 - present).

				N/A	N/A
Rachel A. Spearo 615 E. Michigan Street Milwaukee, WI 53202 Age: 32	Secretary	Indefinite Term; Since 2005	Vice President, U.S. Bancorp Fund Services, LLC (2004-present).	N/A	N/A
David E. Scott 521 Fifth Avenue Suite 1700 New York, NY 10175 Age: 41	Chief Compliance Officer	Indefinite Term; Since 2007	Managing Member, D.E. Scott & Associates, LLC (2005-present).	N/A	N/A
* This trustee is considered an “interested person” as defined in the 1940 Act because of his affiliation with U.S. Bancorp Fund Services, LLC and U.S. Bank, N.A., which provide fund accounting, administration, transfer agency and custodian services to the Funds.

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Trustee Qualifications
The following is a brief discussion of the experience, qualifications, attributes and/or skills that led to the Board of Trustees’ conclusion that each individual identified below is qualified to serve as a Trustee of the Funds.

Dr. Michael D. Akers.  Dr. Akers has served as an Independent Trustee of the Funds since 2001.  Dr. Akers has also served as an independent trustee of Trust for Professional Managers, an open-end investment company, since August 2001.  Dr. Akers has been a Professor and Chair of the Department of Accounting of Marquette University since 2004, and was Associate Professor of Accounting of Marquette University from 1996 to 2004.  Through his experience as a trustee of mutual funds and his employment experience, Dr. Akers is experienced with financial, accounting, regulatory and investment matters.

Gary A. Drska.  Mr. Drska has served as an Independent Trustee of the Funds since 2001.  Mr. Drska has also served as an independent trustee of Trust for Professional Managers, an open-end investment company, since August 2001.  Mr. Drska has served as a Pilot of Frontier/Midwest Airlines, Inc., an airline company, since 1986.  Through his experience as a trustee of mutual funds, Mr. Drska is experienced with financial, accounting, regulatory and investment matters.

Joseph C. Neuberger.  Mr. Neuberger has served as an Interested Trustee of the Funds since 2001.  Mr. Neuberger has also served as a trustee of Trust for Professional Managers, an open-end investment company, since August 2001 and Buffalo Funds, an open-end investment company, since 2003.  Mr. Neuberger has served as Executive Vice President of U.S. Bancorp Fund Services, LLC, a multi-service line service provider to mutual funds, since 1994.  Through his experience as a trustee of mutual funds and his employment experience, Mr. Neuberger is experienced with financial, accounting, regulatory and investment matters.

Trustee Ownership of Fund Shares
As of the date of this SAI, no Trustees of the Funds beneficially owned shares of the Funds.

Furthermore, neither the Trustees who are not “interested” persons of the Funds, nor members of their immediate family, own securities beneficially, or of record, in the Adviser, the Fund’s distributor or any of its affiliates.  Accordingly, neither the Trustees who are not “interested” persons of the Funds nor members of their immediate family, have a direct or indirect interest, the value of which exceeds $120,000, in the Adviser, the Funds’ distributor or any of their affiliates.

Board Committees
The Board of Trustees has three standing committees as described below:

Audit Committee.  The Audit Committee is responsible for advising the full Board of Trustees with respect to accounting, auditing and financial matters affecting the Trust and meets at least once annually.  During the fiscal year ended March 31, 2012, the Audit Committee met two times.  Both Independent Trustees (Dr. Akers and Mr. Drska) comprise the Audit Committee.

Nominating Committee.  The Nominating Committee is responsible for seeking and reviewing candidates for consideration as nominees for trustee as is considered necessary from time to time and meets only as necessary.  During the fiscal year ended March 31, 2012, the Nominating Committee did not meet.  Both Independent Trustees (Dr. Akers and Mr. Drska) comprise the Nominating Committee.  The Nominating Committee will consider trustee nominees recommended by shareholders.  However, there are no policies in place regarding nominees recommended by shareholders.

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Valuation Committee.  The Valuation Committee is responsible for (1) monitoring the valuation of the Fund’s securities and other investments; and (2) determining the fair value of illiquid and other holdings after consideration of all relevant factors, which determinations are reported to the full Board of Trustees.  This is required by each series of the Trust’s valuation policies when the full Board of Trustees is not in session.  The Valuation Committee meets as necessary when a price is not readily available.  During the fiscal year ended March 31, 2012, the Valuation Committee did not meet.  Mr. Neuberger and Dr. Akers comprise the Valuation Committee.

Board Compensation
For their service as Trustees of the Trust, the Independent Trustees receive a retainer fee of $7,500 per year and $1,000 per meeting attended, as well as reimbursement for expenses incurred in connection with attendance at such meetings.  Trustees who are not Independent Trustees and officers of the Trust receive no compensation for their services as such.  Neither the Trust nor the Fund maintains any deferred compensation, pension or retirement plans, and no pension or retirement benefits are accrued as part of the Trust or Fund expenses.  The following table shows fees received by the Trustees for their services as such for the fiscal year ended March 31, 2012.

Name of Person/Position	Aggregate Compensation from Each Fund Paid to Trustees	Total Compensation from Fund and Fund Complex Paid to Trustees
Joseph C. Neuberger, Chairperson and Trustee	$0	$0
Dr. Michael D. Akers, Independent Trustee	$5,750	$11,500
Gary A. Drska, Independent Trustee	$5,750	$11,500

Control Persons, Principal Shareholders and Management Ownership
Principal shareholders are persons who own of record, or are known by the Funds to beneficially own, 5% or more of the outstanding shares of a Fund.  As of June 29, 2012, the following shareholders were considered to be principal shareholders of the Funds:

Principal Shareholders of the Vice Fund - Investor Class Shares
Name and Address	% Ownership	Type of Ownership
National Financial Services, LLC For the Exclusive Benefit of Customers 200 Liberty Street New York, NY 10281-1003	20.09%	Record
Charles Schwab & Co., Inc. Special Custody Account for the Benefit of Our Customers 101 Montgomery Street San Francisco, CA 94104-4151	17.77%	Record
TD Ameritrade Inc. For the Exclusive Benefit of Our Clients P.O. Box 2226 Omaha, NE 68103-2226	7.66%	Record
E Trade Clearing LLC P.O. Box 484 Jersey City, NJ 07303-0484	6.28%	Record

Pershing LLC P.O. Box 2052 Jersey City, NJ 07303-2052	6.11%	Record

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Principal Shareholders of the Vice Fund – Class A Shares
Name and Address	% Ownership	Type of Ownership	Parent Company	Jurisdiction
LPL Financial 9785 Towne Centre Drive San Diego, CA 92121-1968	63.81%	Record	LPL Holdings, Inc.	CA
First Clearing LLC 2801 Market Street St. Louis, MO 63103-2523	26.70%	Record	Wachovia Securities Financial Holdings, LLC	DE
Stifel Nicolaus & Co Inc. 501 North Broadway St. Louis, MO 63102-2188	6.55%	Record	N/A	N/A

Principal Shareholders of the Vice Fund – Class C Shares
Name and Address	% Ownership	Type of Ownership	Parent Company	Jurisdiction
First Clearing LLC 2801 Market Street St. Louis, MO 63103-2523	28.20%	Record	Wachovia Securities Financial Holdings, LLC	DE
LPL Financial 9785 Towne Centre Drive San Diego, CA 92121-1968	13.94%	Record	N/A	N/A
Stifel Nicolaus & Co Inc. Martin Lee Sullivan Revocable 501 North Broadway St. Louis, MO 63102-2188	5.27%	Record	N/A	N/A
Mary Ellen Watson c/o Mutuals Advisors, Inc. Plaza of the Americas 700 North Pearl Street, Suite 900 Dallas, TX 75201	5.13%	Beneficial	N/A	N/A

Principal Shareholders of the Generation Wave Growth Fund - Investor Class Shares
Name and Address	% Ownership	Type of Ownership
TD Ameritrade Inc. For the Exclusive Benefit of Our Customers P.O. Box 2226 Omaha, NE 68103-2226	10.89%	Record

As of the date of this SAI, there were no principal shareholders of the Class A or Class C shares of the Generation Wave Growth Fund.

Control persons are persons deemed to control the Fund because they own beneficially over 25% of a Fund’s outstanding securities.  Control persons could affect the outcome of proxy voting or the direction of management of a Fund.  As of June 29, 2012, all Trustees and officers as a group owned beneficially (as the term is defined in Section 13(d) under the Securities and Exchange Act of 1934) less than 1% of shares of each Fund.

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Investment Advisor
MAI, located at 700 North Pearl Street, Suite 900, Dallas Texas 75201, is a Texas corporation that serves as the investment advisor to the Funds.  MAI is a SEC-registered investment advisor.  MAI is wholly-owned by Mutual Capital Alliance, Inc. (formerly known as Mutuals.com Holdings Corp.)

Under the Investment Advisory Agreement between the Trust and MAI, dated June 14, 2001 (the “Agreement”), MAI serves as the investment advisor to the Funds, and supervises the management of the Funds’ investments and business affairs, subject to the oversight and review of the Board of Trustees.  For its services, MAI is entitled to an annual advisory fee of 0.95% of each Fund’s average daily net assets.  The advisory fee is payable to MAI monthly based on the average daily net assets of each Fund for the month involved.  In addition to the services provided by MAI pursuant to the Agreement, MAI may, from time to time, provide the Funds with office space for managing its affairs, with the services of required personnel and with certain clerical services and facilities.  These services are provided without reimbursement by the Funds for any costs incurred.

Pursuant to an expense waiver and reimbursement agreement between MAI and the Trust, on behalf of each Fund, MAI has contractually agreed to waive its management fee and/or reimburse the Fund to ensure that the total annual operating expenses for the Funds, as a percentage of a Fund’s average daily net assets, is 1.75%, 1.85% and 2.60% for Investor Class, Class A shares and Class C shares, respectively, for the Vice Fund and 1.85%, 2.00% and 2.75% for Investor Class, Class A shares and Class C shares, respectively, for the Generation Wave Growth Fund.  This agreement is in effect through at least July 31, 2013.  Under the expense agreement, MAI may recoup waived or reimbursed expenses for a three-year period as long as the expenses and reimbursements do not exceed the expense cap.

For the fiscal years indicated below, the Funds paid the following advisory fees to MAI:

Vice Fund
Fiscal Year Ended	Advisory Fee	Recoupment / (Waiver)	Advisory Fee After Recoupment/Waiver
March 31, 2012	$774,665	$31,148	$805,813
March 31, 2011	$700,028	$18,228	$718,256
March 31, 2010	$731,901	$2,817 and $(49,376)	$685,342

Generation Wave Growth Fund
Fiscal Year Ended	Advisory Fee	Recoupment / (Waiver)	Advisory Fee After Recoupment/Waiver
March 31, 2012	$154,521	$(89,429)	$65,092
March 31, 2011	$183,487	$(47,606)	$135,881
March 31, 2010	$197,347	$(75,971)	$121,376

Conclusion of Legal Proceedings Involving Former Investment Advisor
On September 26, 2007, the SEC entered an Order Instituting Administrative and Cease-and-Desist Proceedings, Making Findings and Imposing Remedial Sanctions and Cease-and-Desist Orders (the “Order”) against Mutuals.com, Inc., a registered broker-dealer and the previous investment advisor to the Funds (the “Prior Advisor”) and predecessor entity to MAI, two affiliated broker-dealers, and certain individuals, including Richard Sapio, the former Chief Executive Officer of the Prior Advisor (collectively, “Respondents.”)  The Order was entered pursuant to an Offer of Settlement made by the Respondents, dated June 19, 2007.  Without admitting or denying the findings in the Order, the Respondents agreed to certain remedial sanctions and cease and desist orders imposed by the SEC.  The SEC found in the Order that Respondents acted prior to September 2003 to facilitate improper trading practices known as “market timing” and “late trading” by institutional hedge funds with respect to certain mutual fund companies unaffiliated with the Funds.  The SEC did not make any allegations or findings of wrongdoing against the Funds or MAI, nor did the SEC require any actions or undertakings by the Funds or MAI.  Concurrently with the entry of the Order, a civil action that the SEC filed against Respondents on December 4, 2003, in the United States District Court for the Northern District of Texas was dismissed.

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The Respondents have no current role or affiliation with MAI or the Funds.  Mr. Sapio, however, controls Mutual Capital Alliance, Inc. (“MCA”), the parent company of MAI.  The SEC Order bars Mr. Sapio from association with any broker, dealer or investment advisor and prohibits him from serving or acting as an employee, officer, director, member of an advisory board, investment advisor or depositor of, or principal underwriter for, a registered investment company or affiliated person of such investment advisor, depositor or principal underwriter.  Mr. Sapio may reapply to the SEC to serve in such capacities after five years from the date of the Order.  The SEC Order permits Mr. Sapio to continue to serve as an officer and/or director of MCA provided that:  (a) MCA does not, during the five-year period commencing on the date of the Order, acquire any interest in, form, or operate a broker-dealer; (b) Mr. Sapio does not receive any income, dividend, distribution or operating profits of any investment advisor owned by, or affiliated with, MCA during the five-year period commencing on the date of the Order; and (c) Mr. Sapio shall not possess or exercise voting control with respect to his MCA shares concerning the operations of any investment advisor owned by, or affiliated with, MCA during such five-year period.

Portfolio Manager

Gerald Sullivan serves as the portfolio manager of the Funds (the “Portfolio Manager”) and is responsible for the portfolio management of and investment research for the Funds.

Other Accounts Managed by Portfolio Manager
The following provides information regarding other accounts managed by Mr. Sullivan as of July 10, 2012:

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance
Other Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

Potential Conflicts of Interest by Portfolio Manager
Where conflicts of interest arise between the Funds and other accounts managed by the Portfolio Manager, the Portfolio Manager will proceed in a manner that ensures that the Funds will not be treated materially less favorably.  The Portfolio Manager’s management of “other accounts” may give rise to potential conflicts of interest in connection with the management of the Funds’ investments, on the one hand, and the investments of the other accounts, on the other.  Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby the Portfolio Manager could favor one account over another.  Another potential conflict could include the Portfolio Manager’s knowledge about the size, timing and possible market impact of Fund trades, whereby the Portfolio Manager could use this information to the advantage of other accounts and to the disadvantage of the Funds.  However, the Adviser has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated.

Compensation of Portfolio Manager
The Portfolio Manager is paid a fee based on the average balance within each Fund; such fee is not based on Fund performance.

Ownership of Fund Shares by Portfolio Manager
As of July 10, 2012, the Portfolio Manager beneficially owned shares of the Funds as follows:

Name of Fund	Dollar Range of Equity Securities in the Fund
Vice Fund	$1 - $10,000
Generation Wave Growth Fund	None

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DISTRIBUTION AND SHAREHOLDER SERVICING

Distributor
Quasar Distributors, LLC (the “Distributor”), a Delaware limited liability company, is the distributor and principal underwriter for the shares of the Funds pursuant to a Distribution Agreement (the “Distribution Agreement”), among the Trust, MAI and the Distributor dated May 23, 2001.  The Distribution Agreement was initially approved by the Board of Trustees on May 23, 2001 and most recently renewed by the Board of Trustees on May 25, 2011.  The Distributor is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc.  Shares of the Funds are offered on a continuous basis.  The Distribution Agreement provides that the Distributor, as agent in connection with the distribution of Fund shares, will use its best efforts to distribute the Funds’ shares.  The Distributor is compensated by MAI, not the Funds, except to the extent allowed under the Rule 12b-1 Plan, as discussed below.  The Distributor’s address is 615 East Michigan Street, Milwaukee, Wisconsin 53202.

The Distributor received $12,842 and retained $1,347 in underwriting commissions for Class A and Class C shares of the Vice Fund during the fiscal period ended March 31, 2012 (Class A and Class C shares of the Vice Fund commenced operations on December 8, 2011).

12b-1 Distribution Plan
The Funds have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”) on behalf of the Funds. Under the Distribution Plan, each Fund may pay an annual fee to the Distributor for distribution services up to 0.50% of the Fund’s average daily net asset value for the Class A shares, and 1.00% of a Fund’s average daily net assets for the Class C shares.  However, the Board of Trustees has currently authorized an annual Rule 12b-1 fee for a Fund’s Class A shares of only 0.25% of the average daily net asset value of the Fund.  The Vice Fund is currently paying 0.25% of its average daily net assets for its Investor Class shares.  Payments may be made by a Fund under the Plan for the purpose of financing any activity primarily intended to result in the sale of shares of the Funds, as determined by the Board of Trustees.  Such activities typically include: advertising; marketing; compensation for sales and sales marketing activities of financial service agents and others, such as dealers or distributors; shareholder account servicing; production and dissemination of prospectuses and sales and marketing materials; and capital or other expenses of associated equipment, rent, salaries, bonuses, interest and other overhead.  To the extent any activity is one which a Fund may finance without the Plan, the Fund may also make payments to finance such activity outside of the Plan and not subject to its limitations.  Payments under the Plan are based upon a percentage of average daily net assets attributable to a Fund regardless of the amounts actually paid or expenses actually incurred by the Distributor.  However, in no event, may such payments exceed the maximum allowable fee.  It is, therefore, possible that the Distributor may realize a profit in a particular year as a result of these payments.  The Plan increases each Fund’s expenses from what they would otherwise be.

Administration of the Plan is regulated by Rule 12b-1 under the 1940 Act, which requires that the Board of Trustees receive and review at least quarterly reports concerning the nature and qualification of expenses that are incurred, that the Board of Trustees, including a majority of the Independent Trustees, approve all agreements implementing the Plan and that the Plan may be continued from year-to-year only if the Board of Trustees, including a majority of the Independent Trustees, concludes at least annually that continuation of the Plan is likely to benefit shareholders.

Because the Class A and Class C shares of the Generation Wave Growth Fund are not currently offered, there have been no 12b-1 fees incurred by those share classes.  In addition, Investor Class shares of the Generation Wave Growth Fund are not subject to the Plan and do not pay Rule 12b-1 fees.  The tables below show the amount of 12b-1 fees incurred and the allocation of such fees by the Vice Fund Investor Class, Class A and Class C shares for the fiscal period ended March 31, 2012.

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Actual Rule 12b-1 Expenditures Incurred by the Vice Fund Investor Class Shares During the Fiscal Year Ended March 31, 2012
Total Dollars Allocated
Advertising/Marketing	$87,049
Printing/Postage	$0
Payment to Distributor	$0
Payment to dealers	$147,749
Compensation to sales personnel	$0
Other	$0
Total	$234,798

Actual Rule 12b-1 Expenditures Incurred by the Vice Fund Class A Shares During the Fiscal Period Ended March 31, 2012*
Total Dollars Allocated
Advertising/Marketing	$0
Printing/Postage	$0
Payment to Distributor	$0
Payment to dealers	$65
Compensation to sales personnel	$0
Other	$0
Total	$65

*	The Vice Fund Class A shares commenced operations on December 8, 2011.

Actual Rule 12b-1 Expenditures Incurred by the Vice Fund Class C Shares During the Fiscal Period Ended March 31, 2012*
Total Dollars Allocated
Advertising/Marketing	$0
Printing/Postage	$0
Payment to Distributor	$0
Payment to dealers	$485
Compensation to sales personnel	$0
Other	$0
Total	$485

*	The Vice Fund Class C shares commenced operations on December 8, 2011.

Service Providers
The Trust has entered into a series of agreements whereby certain parties will provide various services to the Funds.

U.S. Bancorp Fund Services, LLC (“USBFS”) provides accounting and administrative services and acts as transfer agent and dividend disbursing agent to the Funds.  USBFS is located at 615 E. Michigan Street, Milwaukee, Wisconsin 53202.  The services to be provided by the transfer agent include, either by USBFS or another party pursuant to an agreement with USBFS, processing purchase and redemption transactions, establishing and maintaining shareholder accounts and records, disbursing distributions declared by the Funds, day-to-day administration of matters related to the corporate existence of the Funds (other than rendering investment advice), maintenance of its records and preparation, mailing and filing of reports, assistance in monitoring the total number of shares sold in each state for “blue sky” purposes and assistance in the preparation of the Trust’s registration statement under federal and state securities laws.

U.S. Bank, N.A. (the “Custodian”), an affiliate of USBFS, is the custodian of the assets of the Funds pursuant to a custody agreement between the Custodian and the Trust, whereby the Custodian charges fees on a transactional basis plus out-of-pocket expenses.  The Custodian’s address is 1555 N. River Center Drive, Suite 302, Milwaukee, Wisconsin 53212.  The Custodian does not participate in decisions relating to the purchase and sale of securities by the Funds.  U.S. Bank, N.A. and its affiliates may participate in revenue sharing arrangements with service providers of mutual funds in which the Funds may invest.

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Pursuant to a Fund Administration Servicing Agreement and a Fund Accounting Servicing Agreement, each between USBFS and the Trust dated May 23, 2001, USBFS also performs certain administrative, accounting and tax reporting functions for the Funds, including the preparation and filing of federal and state tax returns, preparing and filing securities registration compliance forms with various states, compiling data for and preparing notices to the SEC, preparing financial statements for the annual and semi-annual reports to the SEC and current investors, monitoring the Funds’ expense accruals and performing securities valuations and, from time to time, monitoring the Funds’ compliance with its investment objective and restrictions.  Pursuant to the Funds’ Administration Servicing Agreement, USBFS is entitled to receive from the Trust a fee, computed daily and payable monthly, in a minimum annual amount of $100,000 from which a portion is allocated to each of the Funds.

For the fiscal years ended March 31, 2012, 2011 and 2010, the following administrative fees were paid by the Funds:

Administration Fees Paid During Fiscal Years Ended March 31,
	2012	2011	2010
Vice Fund	$74,894	$79,707	$94,035
Generation Wave Growth Fund	$47,969	$44,078	$49,168

CODE OF ETHICS
The Trust, MAI and the Distributor have adopted codes of ethics (the “Codes”) that govern the conduct of all employees and other supervised persons of the Trust and MAI.  The Codes recognize that such persons owe a fiduciary duty to the Funds’ shareholders and must place the interests of shareholders ahead of their own interests.  The Codes address compliance with federal securities laws, personal trading and reporting requirements.

Among other things, the Codes require: pre-clearance of certain personal securities transactions; certain blackout periods for personal trading of securities which may be considered for purchase or sale by the Funds; annual and quarterly reporting of personal securities holdings; and limitations on personal trading of initial public offerings and limited (private placement) offerings.  Violations of the Codes are subject to review by the Board of Trustees and may result in severe penalties.

PROXY VOTING GUIDELINES
The Board of Trustees has adopted proxy voting procedures that delegate to MAI the authority to vote proxies, subject to the supervision of the Board of Trustees.  In addition, the Board of Trustees authorized MAI to retain a third party voting service to provide recommendations on proxy votes or vote proxies on the Funds’ behalf.  The Trust’s proxy voting procedures provide that, in the event of a conflict between the interests of MAI and the Funds with regard to a proxy vote, a majority of the Independent Trustees will be responsible for resolving the conflict.  MAI, subject to oversight by the Board of Trustees, seeks to ensure that all voting decisions, particularly those that may involve a potential conflict of interest with the Funds’ principal underwriter or any affiliated person of the Funds, are made consistent with MAI’s fiduciary duty to the Funds and their shareholders.

MAI votes proxies in a manner designed to maximize the value of a Fund’s investment.  MAI generally votes in accordance with management’s recommendations.  If MAI believes management is not acting on behalf of the best interests of the Fund and its shareholders, MAI will not vote with management.  When voting, the following factors are taken into consideration:

●	the period of time over which the voting shares of the Fund are expected to be held;

●	the size of the position;

●	the costs involved in the proxy proposal;

●	the existing governance documents of the affected company; and

●	the affected company’s management and operations.

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The Board of Trustees has approved MAI’s proxy voting policies and will monitor the implementation of these policies to ensure that MAI’s voting decisions:

●	are consistent with MAI’s fiduciary duty to the Funds and their shareholders;

●	seek to maximize shareholder return and the value of Fund investments;

●	promote sound corporate governance; and

●	are consistent with the Funds’ investment objective and policies.

For investments made by the Funds in investment companies, including ETFs, pursuant to Section 12(d)(1)(F), the Funds must comply with the following voting restrictions: when a Fund exercises voting rights, by proxy or otherwise, with respect to investment companies owned by a Fund, the Fund will either seek instruction from the Fund’s shareholders with regard to the voting of all proxies and vote in accordance with such instructions, or vote the shares held by the Fund in the same proportion as the vote of all other holders of such security.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available without charge, upon request by calling toll-free, 1-866-264-8783 and by accessing the SEC’s website at www.sec.gov.  The Funds will send a description of their proxy voting policies and procedures within three business days of receipt of a request.

ANTI-MONEY LAUNDERING PROGRAM
The Trust has established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”).  In order to ensure compliance with this law, the Trust’s Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.

Procedures to implement the Program include, but are not limited to, determining that the Distributor and Transfer Agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity and a complete and thorough review of all new opening account applications.  The Trust will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

VALUATION OF SHARES
Shares of the Funds are sold on a continuous basis at the NAV per share next computed, plus any applicable sales charges, following acceptance of an order by the Funds.  The Funds’ NAV per share for the purpose of pricing purchase and redemption orders is determined at the close of normal trading (currently 4:00 p.m., Eastern time) on each day the New York Stock Exchange (“NYSE”) is open for trading.  The NYSE is closed on the following holidays: New Year’s Day, Martin Luther King, Jr. Day; President’s Day; Good Friday; Memorial Day; Independence Day; Labor Day; Thanksgiving Day; and Christmas Day.  The Trust may also be open for business on other days in which there is sufficient trading in the Funds’ securities that the Funds’ NAV might be materially affected.  For a description of the methods used to determine the share price, see “Valuation of Fund Shares” in the Funds’ Prospectus.

PURCHASE AND REDEMPTION OF SHARES
Detailed information on the purchase and redemption of shares is included in the Prospectus.  Transactions of the Funds are priced at the applicable price next calculated after receipt of an order.  In order to purchase shares of the Funds, you must invest the initial minimum investment, which ordinarily must be at least $1,000 for retirement accounts and $2,000 for other types of accounts.  However, the Trust reserves the right, in its sole discretion, to waive the minimum initial investment amount for certain investors, or to waive or reduce the minimum initial investment for 401(k) accounts or other tax-deferred retirement plans.  You may purchase shares on any day that the NYSE is open for business by placing an order with the Funds.

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The Funds reserve the right in their sole and absolute discretion to refuse any purchase requests, particularly those that might not be in the best interests of a Fund or its shareholders or could adversely affect a Fund or its operations.  The policy applies to any person or group who, in the Funds’ view, is likely to engage in or has a history of excessive trading regardless of whether the redemption fee applies.  Furthermore, the Trust may suspend the right to redeem its shares or postpone the date of payment upon redemption for more than three business days: (i) for any period during which the NYSE is closed (other than customary weekend or holiday closings) or trading on the NYSE is restricted; (ii) for any period during which an emergency exists as a result of which disposal by a Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or (iii) for such other periods as the SEC may permit for the protection of the Funds’ shareholders.  The Funds charge a 1.00% redemption fee on shares redeemed within 60 days of purchase.  The Funds, however, reserve the right to lower or waive the amount of this fee.

Redemption-In-Kind
The Funds do not intend to redeem shares in any form except cash.  The Trust, however, has filed a notice of election under Rule 18f-1 of the 1940 Act that allows the Funds to redeem in-kind redemption requests of a certain amount.   Under unusual conditions that make the payment of cash unwise (and for the protection of the Funds’ remaining shareholders), the Funds reserve the right to make a “redemption-in-kind” (a payment in portfolio securities rather than cash) if the amount redeemed is in excess of the lesser of (i) $250,000 or (ii) 1% of a Fund’s assets.  In such cases, brokerage costs may be incurred by a shareholder in converting these securities to cash.  For federal income tax purposes, redemptions in-kind are taxed in the same manner as redemptions made in cash.

PORTFOLIO TRANSACTIONS AND BROKERAGE
Assets of the Funds are invested by MAI in a manner consistent with its investment objective, strategies, policies and restrictions and with any instructions the Board of Trustees may issue from time to time.  Within this framework, MAI is responsible for making all determinations as to the purchase and sale of portfolio securities (consisting principally of shares of other investment companies) and for taking all steps necessary to implement securities transactions on behalf of the Funds.  The Funds may purchase shares of other investment companies or mutual funds (an “underlying fund”) that charge a sales load or redemption fee.  A redemption fee is a fee imposed by an underlying fund upon shareholders (such as the Funds) redeeming shares of such fund within a certain period of time (such as one year).  The fee is payable to the underlying fund.  Accordingly, if a Fund were to invest in an underlying fund and, as a result of redeeming shares in such underlying fund, incur a redemption fee, the Fund would bear such redemption fee.

To the extent that the Funds invest in shares of other mutual funds, the Funds will not pay any commissions for purchases and sales.  A Fund, however, will bear a portion of the commissions paid by the underlying funds in which it invests in connection with the purchase and sale of portfolio securities.

In connection with its duties to arrange for the purchase and sale of portfolio securities other than investment companies, MAI will select broker-dealers, to the extent necessary, who will, in MAI’s judgment, implement the Funds’ policy to achieve best qualitative execution.  MAI will allocate transactions to such broker-dealers only when it reasonably believes that the commissions and transaction quality are comparable to that available from other qualified broker-dealers, subject to seeking the best available price and execution and such other policies as the Board of Trustees may determine.

When allocating transactions to broker-dealers, MAI is authorized to consider, in determining whether a particular broker-dealer will provide the best qualitative execution, the broker-dealer’s reliability, integrity, financial condition and risk in positioning the securities involved, as well as the difficulty of the transaction in question.  Further, MAI need not pay the lowest spread or commission available if MAI determines in good faith that the amount of commission is reasonable in relation to the value of the brokerage and research services provided by the broker-dealer, viewed either in terms of the particular transaction or MAI’s overall responsibilities as to the accounts as to which it exercises investment discretion.  If, on the foregoing basis, the transaction in question could be allocated to two or more broker-dealers, MAI is authorized in making such allocation, to consider whether a broker-dealer has provided research services.

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Research obtained using Fund commissions may be in written form or through direct contact with individuals.  Such research may include, but is not necessarily limited to: quotations on portfolio securities and information on particular issuers and industries; other financial, news and other data relating to specific issuers or industries; data relating to general market, economic or institutional activities; comparisons of the performance of the Funds to the performance of various indices and investments for which reliable performance data is available, and similar information.  Further, the aforementioned research may be provided through the use of third-party information services, such as electronic information platforms and recognized mutual fund statistical services.  The Funds recognize that such research services may or may not be useful to the Funds or other accounts of MAI, and that such research received by such other accounts may or may not be useful to the Funds.

MAI will cause the Funds to deal directly with the selling or purchasing principal or market maker without incurring brokerage commissions unless MAI determines that a better price or execution may be obtained by paying such commissions.  Purchases from underwriters include a commission or concession paid by the issuer to the underwriter and principal transactions placed through broker-dealers include a spread between the bid and asked prices.

Under the 1940 Act, the Funds may not purchase portfolio securities from any underwriting syndicate of which the Distributor, as principal, is a member except under certain limited circumstances set forth in Rule 10f-3 thereunder.  These conditions relate, among other things, to the reasonableness of the broker-dealer spread, the amount of securities that may be purchased from any one issuer, and the amount of a Fund’s assets that may be invested in a particular issue.  The rule also requires that any purchase made subject to its provisions be reviewed at least quarterly by the Board of Trustees, including a majority of the Independent Trustees.

The same security may be suitable for a Fund or another portfolio series of the Trust, or another account managed by MAI.  If and when a Fund and another account simultaneously purchase or sell the same security, the transactions will be allocated in advance and then as to price and amount in accordance with arrangements equitable to the Fund and the other account.  The simultaneous purchase or sale of the same securities by a Fund and other account may have a detrimental effect on a Fund, as this may affect the price paid or received by a Fund or the size of the position obtainable or able to be sold by a Fund.

The Board of Trustees will review quarterly MAI’s performance of its responsibilities in connection with the placement of portfolio transactions on behalf of the Funds.  Such review is conducted for the purpose of determining if the markups and commissions, if any, paid by the Funds are reasonable in relation to the benefits received by the Funds taking into account the competitive practices in the industry.

The following table shows the aggregate amount of brokerage commissions paid by the Funds for the fiscal years ended March 31, 2012, 2011 and 2010.  The Generation Wave Growth Fund’s brokerage commissions were less in the fiscal years ended March 31, 2011 and March 31, 2012 as the Generation Wave Growth Fund completed its re-balancing strategy.  In previous fiscal years the Generation Wave Growth Fund had changed its investment strategy and as the re-balancing was completed, turnover decreased.  The Vice Fund’s brokerage commissions were less in the fiscal year ended March 31, 2011 as the Vice Fund decreased its option trading.  Additionally, in the previous fiscal years the Portfolio Manager had re-balanced the Vice Fund’s holdings to include securities which better fit into the four sectors the Vice Fund will primarily invest in.  As this re-balancing was completed, the amount of brokerage commissions decreased.  The Vice Fund’s brokerage commissions increased in the fiscal year ended March 31, 2012 as market volatility allowed for portfolio trades and changing portfolio allocations.

Brokerage Commissions Paid During Fiscal Years Ended March 31,
	2012	2011	2010
Vice Fund	$161,978	$86,861	$231,478
Generation Wave Growth Fund	$60,826	$85,499	$100,519

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The Funds did not acquire securities of their regular brokers or dealers or their parents during the fiscal year ended March 31, 2012. The Funds are required to identify any brokerage transactions during its most recent fiscal year that were directed to a broker because of research services provided, along with the amount of any such transactions and any related commissions paid by the Funds.  No such transactions were made during the fiscal year ended March 31, 2012.

TAX CONSIDERATIONS
The following is a summary of certain tax considerations generally affecting the Funds and their shareholders.  No attempt is made to present a detailed explanation of the tax treatment of the Funds or their shareholders, and the discussions here are not intended as substitutes for careful tax planning.  You should consult your personal tax advisor to determine the consequences of state and local taxes, and for a more detailed assessment of federal tax consequences for your particular circumstances.

The Funds intend to utilize provisions of the Code that allow them to carry a realized capital loss forward for eight years following the year of loss (capital losses realized in tax years beginning after 2010 may be carried forward indefinitely) and offset such losses against any future realized capital gains. For the year ended March 31, 2012, the Vice Fund and the Generation Wave Growth Fund utilized prior years’ capital losses in the amount of $8,650,605 and $825,203, respectively.  As of March 31, 2012, the Funds had the following capital loss carryforwards:

Vice Fund	Generation Wave Growth Fund	Expiration
$(6,699,865)	$(515,818)	03/31/17
$(30,096,173)	$(6,510,586)	03/31/18

Distributions of Investment Company Taxable Income
The Funds receive income generally in the form of dividends, interest and net short-term capital gains on their investments.  This income, less expenses incurred in the operation of the Funds, constitutes the Funds’  “investment company taxable income” from which distributions may be paid to you.  If you are a taxable investor, any distributions by the Funds from such income (other than amounts designated as qualified dividend income) will be taxable to you at ordinary income tax rates, whether you receive them in cash or reinvest them in additional Fund shares.  For non-corporate shareholders, distributions of investment company taxable income attributable to and reported as qualified dividend income are currently taxable at long-term capital gain rates, provided certain holding period requirements are met by the shareholder.  However, the current federal income tax provisions applicable to qualified dividend income are scheduled to expire for tax years beginning after December 31, 2012.

Distributions of Net Capital Gain
A Fund may realize capital gain or loss in connection with sales or other dispositions of securities.  Net short-term capital gain, if any, will be distributed as investment company taxable income taxable to shareholders at ordinary income rates.  Distributions of “net capital gain” (the excess of net long-term capital gain over net short-term capital loss) will be taxable to you as long-term capital gain, regardless of how long you have held your shares in a Fund.  Any net capital gain realized by a Fund generally will be distributed once each year, and may be distributed more frequently, if necessary, to reduce or eliminate excise or income taxes on the Funds.  Distributions of net capital gain are not eligible for qualified dividend income treatment for non-corporate shareholders or the dividends-received deduction for corporate shareholders.

Information on the Amount and Tax Character of Distributions
The Funds will report to you the amount and character of Fund distributions at the time they are paid, and will report to you their tax status for federal income tax purposes shortly after the close of each calendar year.  For recently purchased shares, the Funds may designate and distribute to you, as investment company taxable income or net capital gain, an amount of such income or net capital gain that is not equal to the actual amount of such income or net capital gain earned during the period of your investment in the Funds.

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Election to be Taxed as a Regulated Investment Company
Each Fund intends to qualify and elect to be treated as a regulated investment company under Subchapter M of the Code.  As regulated investment companies, the Funds generally pay no federal income tax on the investment company taxable income and net capital gain they distribute to you.  However, a Fund can give no assurances that it will qualify or continue to qualify as a regulated investment company.  If a Fund fails to qualify as a regulated investment company and does not obtain relief from such failure, it would be taxed as a corporation.  The Board of Trustees reserves the right not to maintain the qualification of a Fund as a regulated investment company if it determines such course of action to be beneficial to shareholders.  In such case, the Fund will be subject to federal, and possibly state, corporate taxes on such Fund’s taxable income and gain, and any distributions to you would generally be taxed as divided income to the extent of such Fund’s earning and profits.

Excise Tax Distribution Requirements
To avoid federal excise taxes, the Code requires the Funds to distribute to you by December 31 of each year, at a minimum, the following amounts: 98% of their taxable ordinary income earned during the calendar year; 98.2% of their capital gain net income earned during the twelve-month period ending October 31; and 100% of any undistributed amounts from the prior year.  The Funds intend to declare and pay these distributions in December (or to pay them in January, in which case you must treat them as if received on December 31) but can give no assurances that their distributions will be sufficient to eliminate all taxes at the Fund level.

Medicare Tax Imposed on Certain Income
For tax years beginning after December 31, 2012, individuals, trusts and estates are scheduled to be subject to a Medicare tax of 3.8% (in addition to the regular income tax).  The Medicare tax will be imposed on the lesser of the taxpayer’s (i) investment income, net of deductions properly allocable to such income or (ii) the amount by which the taxpayer’s modified adjusted gross income exceeds certain thresholds ($250,000 for married individuals filing jointly, $200,000 for unmarried individuals and $125,000 for married individuals filing separately).  Each Fund anticipates that it will distribute income that will be includable in net investment income for purposes of this Medicare tax.

Redemption of Fund Shares
Sales, exchanges or redemptions (including redemptions-in-kind) of Fund shares are taxable transactions for federal income tax purposes.  If you sell, exchange or redeem your Fund shares, you will generally realize a taxable capital gain or loss for federal income tax purposes.  Gain or loss realized upon a sale, exchange or redemption of shares will generally be treated as long-term capital gain or loss if the shares have been held for more than one year, and as short-term capital gain or loss if the shares have been held for one year or less.

Any loss incurred on a sales, exchange or redemption of Fund shares held for six months or less will be treated as long-term capital loss to the extent of any net capital gain distributed to you by such Fund on those shares.  All or a portion of any loss that you realize upon the sale, exchange or redemption of your Fund shares will be disallowed to the extent that you buy other shares in such Fund (through reinvestment of distributions or otherwise) within 30 days before or after your sales, exchange or redemption.  Any loss disallowed under these rules will be added to your tax basis in the newly acquired shares.

U.S. Government Securities
States generally grant tax-free status to distributions paid to you from interest earned on certain U.S. Government securities, subject in some states to minimum investment or reporting requirements that must be met by a Fund.  Income earned on investments in GNMA or FNMA securities, bankers’ acceptances, commercial paper and repurchase agreements collateralized by U.S. Government securities generally do not qualify for tax-free treatment at the state level.  The rules on exclusion of this income are generally different for corporate shareholders.

Dividends-Received Deduction for Corporations
For corporate shareholders, the Funds anticipate that a portion of the distributions of investment company taxable income will qualify for the dividends-received deduction.  Corporate shareholders may be allowed to deduct these distributions, thereby reducing the tax that they would otherwise be required to pay on such distributions.  The dividends-received deduction will be available only with respect to distributions designated by the Funds as eligible for such treatment.  All distributions (including the deducted portion) must be included in a corporate shareholder’s alternative minimum taxable income calculation.

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Investment in Complex Securities
The Funds may invest in complex securities that may be subject to numerous special and complex tax rules.  These rules could affect whether gain or loss recognized by a Fund is treated as ordinary or capital, or as interest or dividend income.  These rules could also accelerate the recognition of income to a Fund (possibly causing a Fund to sell securities to raise the cash for necessary distributions) and/or defer a Fund’s ability to recognize a loss, and, in limited cases, subject a Fund to federal income tax on income from certain foreign securities.  These rules could therefore affect the amount, timing or character of Fund distributions.

Tax Withholding
Except in cases of certain exempt shareholders, if (i) a shareholder does not furnish a Fund with a correct Taxpayer Identification Number and certain certifications, (ii) the Fund receives notification from the IRS requiring backup withholding, or (iii) the shareholder is a foreign taxpayer (including a nonresident alien), federal law requires the Funds to withhold federal income tax from the shareholder’s distributions and redemption proceeds.  For foreign taxpayers, a flat withholding rate (currently 30%) generally applies on U.S.-source income, although this rate may be lower under the terms of a tax convention.

Under the Foreign Account Tax Compliance Act (“FATCA”), a Fund may be required to withhold a 30% tax on distributions of investment company taxable income paid after December 31, 2013 and distributions of net capital gain and the gross proceeds of a sale, exchange or redemption of Fund shares paid after December 31, 2014 to (i) certain “foreign financial institutions” unless such foreign financial institution agrees to verify, monitor, and report to the IRS the identity of certain of its accountholders, among other things, and (ii) certain “non-financial foreign entities” unless such entity certifies to the Fund that it does not have any substantial U.S. owners or provides the name, address, and taxpayer identification number of each substantial U.S. owner, among other things.  The FATCA withholding regime and the shareholder certifications required thereunder are different from, and in addition to, the U.S. tax certification rules described above.  The scope of a Fund’s withholding obligations under FATCA remains unclear until final Treasury Regulations are issued.  You are urged to consult your tax adviser regarding the application of this FATCA withholding tax to your investment in a Fund and the potential certification, compliance, due diligence, reporting, and withholding obligations to which you may become subject in order to avoid this withholding tax.

COST BASIS REPORTING
The Funds are required to report to the IRS the cost basis of shares acquired by a shareholder on or after January 1, 2012 (“covered shares”) when the shareholder redeems such shares.  These requirements do not apply to shares held through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement plan.  Shares acquired before January 1, 2012 (“non-covered shares”) are treated as if held in a separate account from covered shares.  The Funds are not required to determine or report a shareholder’s cost basis in non-covered shares and are not responsible for the accuracy and reliability of any information provided for non-covered shares.

The cost basis of a share is generally its purchase price adjusted for distributions, returns of capital, and other corporate actions.  Cost basis is used to determine whether the sale, exchange or redemption of a share results in a capital gain or loss.  If you redeem covered shares during any year, then the Funds will report the gain/loss, cost basis, and holding period of such covered shares to the IRS and you on Consolidated Form 1099.

A cost basis method is the method by which a Fund determines which specific shares are deemed to be sold when a shareholder sells less than its entire position in the Fund and has made multiple purchases of Fund shares on different dates at differing net asset values.  If a shareholder does not affirmatively elect a cost basis method, the Funds will use the average cost method, which averages the basis of all Fund shares in an account regardless of holding period, and shares sold, exchanged or redeemed are deemed to be those with the longest holding period first.  Each shareholder may elect in writing (and not over the telephone) any alternate IRS-approved cost basis method to calculate the cost basis in its covered shares.  The default cost basis method applied by the Funds or the alternate method elected by a shareholder may not be changed after the settlement date of a sale of Fund shares.

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If you hold Fund shares through a broker (or another nominee), please contact that broker or nominee with respect to the reporting of cost basis and available elections for your account.

You are encouraged to consult your tax adviser regarding the application of these cost basis reporting rules and, in particular, which cost basis calculation method you should elect.

COUNSEL
Godfrey & Kahn, S.C., 780 N. Water Street, Milwaukee, Wisconsin 53202, serves as counsel to the Trust and has passed upon the legality of the shares offered by the Funds’ Prospectus.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen Fund Audit Services, Ltd., 800 Westpoint Parkway, Suite 1100, Westlake, Ohio 44145, has been selected as the independent registered public accounting firm of the Trust.  As such, it is responsible for auditing the financial statements of the Funds.

FINANCIAL STATEMENTS
The Funds’ audited financial statements and notes thereto are incorporated by reference to the Funds’ Annual Report for the fiscal year ended March 31, 2012, as filed with the SEC on June 7, 2012.

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APPENDIX A

RATINGS DEFINITIONS

Standard & Poor’s Issue Credit Rating Definitions

A Standard & Poor’s issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion reflects Standard & Poor’s view of the obligor’s capacity and willingness to meet its financial commitments as they come due, and may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.

Issue credit ratings can be either long term or short term. Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days—including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. The result is a dual rating, in which the short-term rating addresses the put feature, in addition to the usual long-term rating. Medium-term notes are assigned long-term ratings.

Short-Term Issue Credit Ratings

A-1
A short-term obligation rated ‘A-1’ is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2
A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3
A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B
A short-term obligation rated ‘B’ is regarded as vulnerable and has significant speculative characteristics. Ratings of ‘B-1’, ‘B-2’, and ‘B-3’ may be assigned to indicate finer distinctions within the ‘B’ category. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitments.

C
A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

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D
A short-term obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation are not made on the due date, unless Standard & Poor’s believes that such payments will be made within any stated grace period. However, any stated grace period longer than five days will be treated as five business days.  The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

SPUR (Standard & Poor’s Underlying Rating)
A SPUR rating is a rating of a stand-alone capacity of an issue to pay debt service on a credit-enhanced debt issue, without giving effect to the enhancement that applies to it. These ratings are published only at the request of the debt issuer/obligor with the designation SPUR to distinguish them from the credit-enhanced rating that applies to the debt issue. Standard & Poor’s maintains surveillance of an issue with a published SPUR.

Dual Ratings
Standard & Poor’s assigns “dual” ratings to all debt issues that have a put option or demand feature as part of their structure.  The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term rating symbols are used for bonds to denote the long-term maturity and the short-term rating symbols for the put option (for example, ‘AAA/A-1+’). With U.S. municipal short-term demand debt, note rating symbols are used with the short-term issue credit rating symbols (for example, ‘SP-1+/A-1+’).

The analyses, including ratings, of Standard & Poor’s and its affiliates (together Standard & Poor’s) are statements of opinion as of the date they are expressed and not statements of fact or recommendations to purchase, hold, or sell any securities or make any investment decisions.  Standard & Poor’s assumes no obligation to update any information following publication. Users of ratings or other analyses should not rely on them in making any investment decision.  Standard &Poor’s opinions and analyses do not address the suitability of any security. Standard & Poor’s does not act as a fiduciary or an investment advisor except where registered as such. While Standard & Poor’s has obtained information from sources it believes to be reliable, Standard & Poor’s does not perform an audit and undertakes no duty of due diligence or independent verification of any information it receives. Ratings and credit related opinions may be changed, suspended, or withdrawn at any time.

Active Qualifiers (Currently applied and/or outstanding)

Standard & Poor’s assigns qualifiers to ratings when appropriate.  This section details active and inactive qualifiers.

L
Ratings qualified with ‘L’ apply only to amounts invested up to federal deposit insurance limits.

p
This suffix is used for issues in which the credit factors, the terms, or both, that determine the likelihood of receipt of payment of principal are different from the credit factors, terms or both that determine the likelihood of receipt of interest on the obligation.  The ‘p’ suffix indicates that the rating addresses the principal portion of the obligation only.  The ‘p’ suffix will always be used in conjunction with the ‘i’ suffix, which addresses likelihood of receipt of interest.  For example, a rated obligation could be assigned ratings of “AAAp NRi” indicating that the principal portion is rated “AAA” and the interest portion of the obligation is not rated.

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i
This suffix is used for issues in which the credit factors, terms, or both, that determine the likelihood of receipt of payment of interest are different from the credit factors, terms or both that determine the likelihood of receipt of principal on the obligation.  The ‘i’ suffix indicates that the rating addresses the interest portion of the obligation only.  The ‘i’ suffix will always be used in conjunction with the ‘p’ suffix, which addresses likelihood of receipt of principal.  For example, a rated obligation could be assigned ratings of “AAAp NRi” indicating that the principal portion is rated “AAA” and the interest portion of the obligation is not rated.

pi
Ratings with a ‘pi’ suffix are based on an analysis of an issuer’s published financial information, as well as additional information in the public domain.  They do not, however, reflect in-depth meetings with an issuer’s management and therefore may be based on less comprehensive information than ratings without a ‘pi’ suffix.  Ratings with a ‘pi’ suffix are reviewed annually based on a new year’s financial statements, but may be reviewed on an interim basis if a major event occurs that may affect the issuer’s credit quality.

preliminary

Preliminary ratings, with the ‘prelim’ suffix, may be assigned to obligors or obligations, including financial programs, in the circumstances described below. Assignment of a final rating is conditional on the receipt by Standard & Poor’s of appropriate documentation. Standard & Poor’s reserves the right not to issue a final rating. Moreover, if a final rating is issued, it may differ from the preliminary rating.

●	Preliminary ratings may be assigned to obligations, most commonly structured and project finance issues, pending receipt of final documentation and legal opinions.

●
Preliminary ratings are assigned to Rule 415 Shelf Registrations. As specific issues, with defined terms, are offered from the master registration, a final rating may be assigned to them in accordance with Standard & Poor’s policies

●
Preliminary ratings may be assigned to obligations that will likely be issued upon the obligor’s emergence from bankruptcy or similar reorganization, based on late-stage reorganization plans, documentation and discussions with the obligor. Preliminary ratings may also be assigned to the obligors. These ratings consider the anticipated general credit quality of the reorganized or postbankruptcy issuer as well as attributes of the anticipated obligation(s).

●
Preliminary ratings may be assigned to entities that are being formed or that are in the process of being independently established when, in Standard & Poor’s opinion, documentation is close to final. Preliminary ratings may also be assigned to these entities’ obligations.

●
Preliminary ratings may be assigned when a previously unrated entity is undergoing a well-formulated restructuring, recapitalization, significant financing or other transformative event, generally at the point that investor or lender commitments are invited. The preliminary rating may be assigned to the entity and to its proposed obligation(s). These preliminary ratings consider the anticipated general credit quality of the obligor, as well as attributes of the anticipated obligation(s), assuming successful completion of the transformative event. Should the transformative event not occur, Standard & Poor’s would likely withdraw these preliminary ratings.

●	A preliminary recovery rating may be assigned to an obligation that has a preliminary issue credit rating.

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sf
The (sf) suffix is assigned to all issues and issuers to which a regulation, such as the European Union Regulation on Credit Rating Agencies, requires the assignment of an additional symbol which distinguishes a structured finance instrument or obligor (as defined in the regulation) from any other instrument or obligor. The addition of this suffix to a credit rating does not change the definition of that rating or our opinion about the issue’s or issuer’s creditworthiness.

t
This symbol indicates termination structures that are designed to honor their contracts to full maturity or, should certain events occur, to terminate and cash settle all their contracts before their final maturity date.

unsolicited
Unsolicited ratings are those credit ratings assigned at the initiative of Standard & Poor’s and not at the request of the issuer or its agents.

Inactive Qualifiers

Inactive qualifiers are no longer applied or outstanding.

*
This symbol indicated continuance of the ratings is contingent upon Standard & Poor’s receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows. Discontinued use in August 1998.

c
This qualifier was used to provide additional information to investors that the bank may terminate its obligation to purchase tendered bonds if the long-term credit rating of the issuer is below an investment-grade level and/or the issuer’s bonds are deemed taxable.  Discontinued use in January 2001.

G
The letter “G” following the rating symbol when a fund’s portfolio consists primarily of direct U.S. Government securities.

pr
The letters ‘pr’ indicate that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful, timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

q
A ‘q’ subscript indicates that the rating is based solely on quantitative analysis of publicly available information.  Discontinued use in April 2001.

r
The ‘r’ modifier was assigned to securities containing extraordinary risks, particularly market risks, that are not covered in the credit rating.  The absence of an ‘r’ modifier should not be taken as an indication that an obligation will not exhibit extraordinary non-credit related risks. Standard & Poor’s discontinued the use of the ‘r’ modifier for most obligations in June 2000 and for the balance of obligations (mainly structured finance transactions) in November 2002.

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Local Currency and Foreign Currency Ratings

Standard & Poor’s issuer credit ratings make a distinction between foreign currency ratings and local currency ratings. An issuer’s foreign currency rating will differ from its local currency rating when the obligor has a different capacity to meet its obligations denominated in its local currency, vs. obligations denominated in a foreign currency.

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Moody’s Credit Rating Definitions

Purpose
The system of rating securities was originated by John Moody in 1909. The purpose of Moody’s ratings is to provide investors with a simple system of gradation by which future relative creditworthiness of securities may be gauged.

Rating Symbols
Gradations of creditworthiness are indicated by rating symbols, with each symbol representing a group in which the credit characteristics are broadly the same. There are nine symbols as shown below, from that used to designate least credit risk to that denoting greatest credit risk:

Aaa Aa A Baa Ba B Caa Ca C
Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa.

Absence of a Rating
Where no rating has been assigned or where a rating has been withdrawn, it may be for reasons unrelated to the creditworthiness of the issue.

Should no rating be assigned, the reason may be one of the following:

1. An application was not received or accepted.

2. The issue or issuer belongs to a group of securities or entities that are not rated as a matter of policy.

3. There is a lack of essential data pertaining to the issue or issuer.

4. The issue was privately placed, in which case the rating is not published in Moody’s publications.

Withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

Changes in Rating
The credit quality of most issuers and their obligations is not fixed and steady over a period of time, but tends to undergo change. For this reason changes in ratings occur so as to reflect variations in the intrinsic relative position of issuers and their obligations.

A change in rating may thus occur at any time in the case of an individual issue. Such rating change should serve notice that Moody’s observes some alteration in creditworthiness, or that the previous rating did not fully reflect the quality of the bond as now seen. While because of their very nature, changes are to be expected more frequently among bonds of lower ratings than among bonds of higher ratings. Nevertheless, the user of bond ratings should keep close and constant check on all ratings — both high and low — to be able to note promptly any signs of change in status that may occur.

Limitations to Uses of Ratings*
Obligations carrying the same rating are not claimed to be of absolutely equal credit quality. In a broad sense, they are alike in position, but since there are a limited number of rating classes used in grading thousands of bonds, the symbols cannot reflect the same shadings of risk which actually exist.

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As ratings are designed exclusively for the purpose of grading obligations according to their credit quality, they should not be used alone as a basis for investment operations. For example, they have no value in forecasting the direction of future trends of market price. Market price movements in bonds are influenced not only by the credit quality of individual issues but also by changes in money rates and general economic trends, as well as by the length of maturity, etc. During its life even the highest rated bond may have wide price movements, while its high rating status remains unchanged.

The matter of market price has no bearing whatsoever on the determination of ratings, which are not to be construed as recommendations with respect to “attractiveness”. The attractiveness of a given bond may depend on its yield, its maturity date or other factors for which the investor may search, as well as on its credit quality, the only characteristic to which the rating refers.

Since ratings involve judgments about the future, on the one hand, and since they are used by investors as a means of protection, on the other, the effort is made when assigning ratings to look at “worst” possibilities in the “visible” future, rather than solely at the past record and the status of the present. Therefore, investors using the rating should not expect to find in them a reflection of statistical factors alone, since they are an appraisal of long-term risks, including the recognition of many non-statistical factors.

Though ratings may be used by the banking authorities to classify bonds in their bank examination procedure, Moody’s ratings are not made with these bank regulations in mind. Moody’s Investors Service’s own judgment as to the desirability or non-desirability of a bond for bank investment purposes is not indicated by Moody’s ratings.

Moody’s ratings represent the opinion of Moody’s Investors Service as to the relative creditworthiness of securities. As such, they should be used in conjunction with the descriptions and statistics appearing in Moody’s publications. Reference should be made to these statements for information regarding the issuer. Moody’s ratings are not commercial credit ratings. In no case is default or receivership to be imputed unless expressly stated.

*As set forth more fully on the copyright, credit ratings are, and must be construed solely as, statements of opinion and not statements of fact or recommendations to purchase, sell or hold any securities. Each rating or other opinion must be weighed solely as one factor in any investment decision made by or on behalf of any user of the information, and each such user must accordingly make its own study and evaluation of each security and of each issuer and guarantor of, and each provider of credit support for, each security that it may consider purchasing, selling or holding.

Short-Term Obligation Ratings

Moody’s assigns ratings to long-term and short-term financial obligations. Long-term ratings are assigned to issuers or obligations with an original maturity of one year or more and reflect both on the likelihood of a default on contractually promised payments and the expected financial loss suffered in the event of default. Short-term ratings are assigned to obligations with an original maturity of thirteen months or less and reflect the likelihood of a default on contractually promised payments.

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

P-1
Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

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P-2
Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3
Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP
Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

The following table indicates the long-term ratings consistent with different short-term ratings when such long-term ratings exist.

SHORT-TERM VS. LONG-TERM RATINGS

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Fitch’s National Credit Ratings

For those countries in which foreign and local currency sovereign ratings are below ‘AAA’, and where there is demand for such ratings, Fitch Ratings will provide National Ratings. It is important to note that each National Rating scale is unique and is defined to serve the needs of the local market in question.

The National Rating scale provides a relative measure of creditworthiness for rated entities only within the country concerned. Under this rating scale, a ‘AAA’ Long-Term National Rating will be assigned to the lowest relative risk within that country, which, in most but not all cases, will be the sovereign state.

The National Rating scale merely ranks the degree of perceived risk relative to the lowest default risk in that same country. Like local currency ratings, National Ratings exclude the effects of sovereign and transfer risk and exclude the possibility that investors may be unable to repatriate any due interest and principal repayments. It is not related to the rating scale of any other national market. Comparisons between different national scales or between an individual national scale and the international rating scale are therefore inappropriate and potentially misleading. Consequently they are identified by the addition of a special identifier for the country concerned, such as ‘AAA(arg)’ for National Ratings in Argentina.

In certain countries, regulators have established credit rating scales, to be used within their domestic markets, using specific nomenclature. In these countries, the agency’s National Rating definitions may be substituted by the regulatory scales.  For instance, Fitch’s National Short Term Ratings of ‘F1+(xxx)’, ‘F1(xxx)’, ‘F2(xxx)’ and ‘F3(xxx)’ may be substituted by the regulatory scales, e.g. ‘A1+’, ‘A1’, ‘A2’ and ‘A3’. The below definitions thus serve as a template, but users should consult the individual scales for each country listed on Fitch’s regional websites to determine if any additional or alternative category definitions apply.

Limitations of the National Rating Scale

Specific limitations relevant to National Rating scale include:

●	National scale ratings are only available in selected countries.
●
National scale ratings are only directly comparable with other national ratings in the same country. There is a certain correlation between national and global ratings but there is not a precise translation between the scales. The implied probability of default of a given national scale rating will vary over time.

●
The value of default studies for national ratings can be limited. Due to the relative nature of national scales, a given national scale rating is not intended to represent a fixed amount of default risk over time. As a result, a default study using only national ratings may not give an accurate picture of the historical relationship between ratings and default risk. Users should exercise caution if they wish to infer future default probabilities for national scale ratings using the historical default experience with international ratings and mapping tables to link the national and international ratings. As with ratings on any scale, the future will not necessarily follow the past.

●
Fitch attaches less confidence to conclusions about national scale default probabilities than for International Credit ratings. There has not been a comprehensive global study of default history among entities with national scales to show that their ex-post default experience has been consistent with ex-ante probabilities implied. This is due to the relatively short history of ratings in emerging markets and the restrictive relative nature of the national scales.

The above list is not exhaustive, and is provided for the reader’s convenience. Readers are requested to review the section Understanding Credit Ratings — Limitations and Usage for further information on the limitations of the agency’s ratings.

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National Short-Term Credit Ratings

F1(xxx)
Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or obligations in the same country. Under the agency’s National Rating scale, this rating is assigned to the lowest default risk relative to others in the same country. Where the liquidity profile is particularly strong, a “+” is added to the assigned rating.

F2(xxx)
Indicates a good capacity for timely payment of financial commitments relative to other issuers or obligations in the same country. However, the margin of safety is not as great as in the case of the higher ratings.

F3(xxx)
Indicates an adequate capacity for timely payment of financial commitments relative to other issuers or obligations in the same country. However, such capacity is more susceptible to near-term adverse changes than for financial commitments in higher rated categories.

B(xxx)
Indicates an uncertain capacity for timely payment of financial commitments relative to other issuers or obligations in the same country. Such capacity is highly susceptible to near-term adverse changes in financial and economic conditions.

C(xxx)
Indicates a highly uncertain capacity for timely payment of financial commitments relative to other issuers or obligations in the same country. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

RD:  Restricted default
Indicates an entity that as defaulted on one or more of its financial commitments, although it continues to meet other financial obligations.  Applicable to entity ratings only.

D(xxx)
Indicates actual or imminent payment default.

Notes to Long-Term and Short-Term National Ratings:

The ISO international country code is placed in parentheses immediately following the rating letters to indicate the identity of the National market within which the rating applies. For illustrative purposes, (xxx) has been used.

“+” or “-” may be appended to a National Rating to denote relative status within a major rating category. Such suffixes are not added to the ‘AAA(xxx)’ Long-Term National Rating category, to categories below ‘CCC(xxx)’, or to Short-Term National Ratings other than ‘F1(xxx)’.

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LONG-TERM RATINGS

Standard & Poor’s Long-Term Issue Credit Ratings

Issue credit ratings are based, in varying degrees, on Standard & Poor’s analysis of the following considerations:

●	Likelihood of payment—capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

●	Nature of and provisions of the obligation;

●
Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

Issue ratings are an assessment of default risk, but may incorporate an assessment of relative seniority or ultimate recovery in the event of default.  Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above.  (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)

AAA
An obligation rated ‘AAA’ has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA
An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A
An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories.  However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB
An obligation rated ‘BBB’ exhibits adequate protection parameters.  However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C
Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest.  While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.
BB
An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues.  However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

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B
An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation.  Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC
An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.  In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC
An obligation rated ‘CC’ is currently highly vulnerable to nonpayment.

C
A ‘C’ rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the ‘C’ rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument’s terms or when preferred stock is the subject of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

D
An obligation rated ‘D’ is in payment default.  The ‘D’ rating category is used when payments on an obligation are not made on the due date, unless Standard & Poor’s believes that such payments will be made within five business days, irrespective of any grace period.  The ‘D’ rating  also will be used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized. An obligation’s rating is lowered to ‘D’ upon completion of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

NR
This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

Plus (+) or minus (-)
The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

See active and inactive qualifiers following Standard & Poor’s Short-Term Issue Credit Ratings beginning on page A-3.

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Moody’s Long-Term Obligation Ratings

Long-Term Obligation Ratings

Moody’s assigns ratings to long-term and short-term financial obligations. Long-term ratings are assigned to issuers or obligations with an original maturity of one year or more and reflect both on the likelihood of a default on contractually promised payments and the expected financial loss suffered in the event of default. Short-term ratings are assigned to obligations with an original maturity of thirteen months or less and reflect the likelihood of a default on contractually promised payments.

Moody’s Long-Term Rating Definitions:

Aaa
Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa
Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A
Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa
Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

Ba
Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B
Obligations rated B are considered speculative and are subject to high credit risk.

Caa
Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca
Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C
Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aaa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category. Additionally, a “(hyb)” indicator is appended to all ratings of hybrid securities issued by banks, insurers, finance companies, and securities firms.*

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* By their terms, hybrid securities allow for the omission of scheduled dividends, interest, or principal payments, which can potentially result in impairment if such an omission occurs. Hybrid securities may also be subject to contractually allowable write-downs of principal that could result in impairment. Together with the hybrid indicator, the long-term obligation rating assigned to a hybrid security is an expression of the relative credit risk associated with that security.

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Fitch’s National Long-Term Credit Ratings

AAA(xxx)
‘AAA’ National Ratings denote the highest rating assigned by the agency in its National Rating scale for that country. This rating is assigned to issuers or obligations with the lowest expectation of default risk relative to all other issuers or obligations in the same country.

AA(xxx)
‘AA’ National Ratings denote expectations of very low default risk relative to other issuers or obligations in the same country. The default risk inherent differs only slightly from that of the country’s highest rated issuers or obligations.

A(xxx)
‘A’ National Ratings denote expectations of low default risk relative to other issuers or obligations in the same country. However, changes in circumstances or economic conditions may affect the capacity for timely repayment to a greater degree than is the case for financial commitments denoted by a higher rated category.

BBB(xxx)
‘BBB’ National Ratings denote a moderate default risk relative to other issuers or obligations in the same country. However, changes in circumstances or economic conditions are more likely to affect the capacity for timely repayment than is the case for financial commitments denoted by a higher rated category.

BB(xxx)
‘BB’ National Ratings denote an elevated default risk relative to other issuers or obligations in the same country. Within the context of the country, payment is uncertain to some degree and capacity for timely repayment remains more vulnerable to adverse economic change over time.

B(xxx)
‘B’ National Ratings denote a significantly elevated default risk relative to other issuers or obligations in the same country. Financial commitments are currently being met but a limited margin of safety remains and capacity for continued timely payments is contingent upon a sustained, favorable business and economic environment. For individual obligations, may indicate distressed or defaulted obligations with potential for extremely high recoveries.

CCC(xxx)
‘CCC’ National Ratings denote that default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic conditions.

CC(xxx)
‘CC’ National Ratings denote that default of some kind appears probable.

C(xxx)
‘C’ National Ratings denote that default is imminent.

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RD:  Restricted default.
“RD” ratings indicated that an issuer that in Fitch Ratings’ opinion has experienced an uncured payment default on a bond, loan or other material financial obligation but which has not entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, and which has not otherwise ceased business.  This would include:
●	a. the selective payment default on a specific class or currency of debt;
●
b.  the uncured expiry of any applicable grace period, cure period or default forbearance period following a payment default on a bank loan, capital markets security or other material financial obligation;

●	c. the extension of multiple waivers or forbearance periods upon a payment default on one or more material financial obligations either in series or in parallel; or
●	d. execution of a distressed debt exchange on one or more material financial obligations.

D(xxx)
‘D’ National Ratings denote an issuer or instrument that is currently in default.

Notes to Long-Term and Short-Term National Ratings:
The ISO International country code is placed in parentheses immediately following the rating letters to indicate the identity of the National market within which the rating applies. For illustrative purposes, (xxx) has been used.

“+” or “-” may be appended to a National Rating to denote relative status within a major rating category. Such suffixes are not added to the ‘AAA(xxx)’ Long-Term National Rating category, to categories below ‘CCC(xxx)’, or to Short-Term National Ratings other than ‘F1(xxx)’.

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MUNICIPAL NOTE RATINGS

Standard & Poor’s Municipal Short-Term Note Ratings Definitions

A Standard & Poor’s U.S. municipal note rating reflects Standard & Poor’s opinion about the liquidity factors and market access risks unique to the notes.  Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating.  In determining which type of rating, if any, to assign, Standard & Poor’s analysis will review the following considerations:

●	Amortization schedule—the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

●	Source of payment—the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

Note rating symbols are as follows:

SP-1
Strong capacity to pay principal and interest.  An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2
Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3
Speculative capacity to pay principal and interest.

See active and inactive qualifiers following Standard & Poor’s Short-Term Issue Credit Ratings  beginning on page A-3.

Moody’s US Municipal Short-Term Debt And Demand Obligation Ratings

Short-Term Obligation Ratings

While the global short-term ‘prime’ rating scale is applied to US municipal tax-exempt commercial paper, these programs are typically backed by external letters of credit or liquidity facilities and their short-term prime ratings usually map to the long-term rating of the enhancing bank or financial institution and not to the municipality’s rating. Other short-term municipal obligations, which generally have different funding sources for repayment, are rated using two additional short-term rating scales (i.e., the MIG and VMIG scales discussed below).

The Municipal Investment Grade (MIG) scale is used to rate US municipal bond anticipation notes of up to three years maturity. Municipal notes rated on the MIG scale may be secured by either pledged revenues or proceeds of a take-out financing received prior to note maturity. MIG ratings expire at the maturity of the obligation, and the issuer’s long-term rating is only one consideration in assigning the MIG rating. MIG ratings are divided into three levels—MIG 1 through MIG 3—while speculative grade short-term obligations are designated SG.

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MIG 1
This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2
This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3
This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG
This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Demand Obligation Ratings

In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned: a long or short-term debt rating and a demand obligation rating. The first element represents Moody’s evaluation of risk associated with scheduled principal and interest payments. The second element represents Moody’s evaluation of risk associated with the ability to receive purchase price upon demand (“demand feature”). The second element uses a rating from a variation of the MIG scale called the Variable Municipal Investment Grade (VMIG) scale. The rating transitions on the VMIG scale, as shown in the diagram below, differ from those on the Prime scale to reflect the risk that external liquidity support generally will terminate if the issuer’s long-term rating drops below investment grade.

VMIG 1
This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 2
This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 3
This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

SG
This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

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US MUNICIPAL SHORT-TERM VS. LONG-TERM RATINGS

*For SBPA-backed VRDBS.  The rating transitions are higher to allow for distance to downgrade to below-investment grade due to the presence of automatic termination events in the SBPAs

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USA MUTUALS
PART C

OTHER INFORMATION

Item 28.    Exhibits.

(a)			Declaration of Trust.
(i)
Amended and Restated Certificate of Trust was previously filed with Registrant’s Post-Effective Amendment No. 24 to its Registration Statement on Form N-1A filed with the SEC on December 7, 2011 and is incorporated by reference.

(ii)
Agreement and Declaration of Trust was previously filed with Registrant’s Pre-Effective Amendment No. 1 to its Registration Statement on Form N-1A filed with the SEC on June 15, 2001 and is incorporated by reference.

(b)			Amended and Restated By-Laws — Filed Herewith.
(c)			Instruments Defining Rights of Security Holders are incorporated by reference into the Registrant’s Agreement and Declaration of Trust and By-Laws.
(d)			Investment Advisory Contracts.
(i)
Investment Advisory Agreement — Previously filed with Registrant’s Pre-Effective Amendment No. 1 to its Registration Statement on Form N-1A filed with the SEC on June 15, 2001 and is incorporated by reference.

(e)			Amended and Restated Distribution Agreement — Filed Herewith.
(f)			Bonus or Profit Sharing Contracts — Not Applicable.
(g)			Amended and Restated Custody Agreement — Filed Herewith.
(h)			Other Material Contracts.
	(i)		Amended and Restated Fund Administration Servicing Agreement — Filed Herewith.
	(ii)		Amended and Restated Transfer Agent Servicing Agreement — Filed Herewith.
	(iii)		Amended and Restated Fund Accounting Servicing Agreement — Filed Herewith.
(iv)
Amended and Restated Expense Waiver and Reimbursement Agreement was previously filed with Registrant’s Post-Effective Amendment No. 15 to its Registration Statement on Form N-1A filed with the SEC on July 23, 2009, and is incorporated by reference.

(A)
First Amendment to the Expense Waiver and Reimbursement Agreement was previously filed with Registrant’s Post-Effective Amendment No. 24 to its Registration Statement on Form N-1A filed with the SEC on December 7, 2011 and is incorporated by reference.

(v)
Power of Attorney was previously filed with Registrant’s Post-Effective Amendment No. 24 to its Registration Statement on Form N-1A filed with the SEC on December 7, 2011 and is incorporated by reference.

(i)			Legal Opinions.
(i)
Opinion and Consent of Counsel was previously filed with Registrant’s Pre-Effective Amendment No. 1 to its Registration Statement on Form N-1A filed with the SEC on June 15, 2001 and is incorporated by reference.

(ii)
Opinion and Consent of Counsel was previously filed with Registrant’s Post-Effective Amendment No. 24 to its Registration Statement on Form N-1A filed with the SEC on December 7, 2011 and is incorporated by reference.

	(iii)		Consent of Counsel – Filed Herewith.
(j)			Other Opinions.
	(i)		Auditor’s Consent — Filed Herewith.
(k)			Omitted Financial Statements — Not Applicable.

(l)
Initial Capital Agreements was previously filed with Registrant’s Pre-Effective Amendment No. 1 to its Registration Statement on Form N-1A filed with the SEC on June 15, 2001 and is incorporated by reference.

(m)
Amended and Restated Distribution (Rule 12b-1) Plan was previously filed with Registrant’s Post-Effective Amendment No. 24 to its Registration Statement on Form N-1A filed with the SEC on December 7, 2011 and is incorporated by reference.

(n)
Rule 18f-3 Multiple Class Plan was previously filed with Registrant’s Post-Effective Amendment No. 24 to its Registration Statement on Form N-1A filed with the SEC on December 7, 2011 and is incorporated by reference.

(o)		Reserved.
(p)		Code of Ethics.
	(i)	Mutuals Advisors, Inc. Code of Ethics — Filed Herewith.
	(ii)	Registrant’s Code of Ethics — Filed Herewith.
	(iii)	Quasar Distributors, LLC Code of Ethics — Filed Herewith.
	(iv)	Registrant’s Independent Trustees Code of Ethics — Filed Herewith.

Item 29.    Persons Controlled by or Under Common Control with Registrant

None.

Item 30.    Indemnification

Reference is made to Article X of the Registrant’s Declaration of Trust.

Pursuant to Rule 484 under the Securities Act of 1933, as amended, the Registrant furnishes the following undertaking:  “Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.”

Item 31.    Business and Other Connections of Investment Adviser

Mutuals Advisors, Inc. (the “Advisor”) serves as the investment adviser for the Registrant.  The Advisor is a registered investment adviser.  The business and other connections of the Advisor, as well as the names and titles of the executive officers and directors of the Advisor, are further described in the Advisor’s Uniform Application for Investment Adviser Registration (“Form ADV”) as filed with the SEC on September 30, 2011.

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Item 32.    Principal Underwriter.

(a)           Quasar Distributors, LLC, the Registrant’s principal underwriter, acts as principal underwriter for the following investment companies:

Academy Funds Trust	Hotchkis & Wiley Funds
Advisors Series Trust	Intrepid Capital Management Funds Trust
Aegis Funds	IronBridge Funds, Inc.
Aegis Value Fund, Inc.	Jacob Funds, Inc.
Allied Asset Advisors Funds	Jensen Portfolio, Inc.
Alpine Equity Trust	Keystone Mutual Funds
Alpine Income Trust	Kirr Marbach Partners Funds, Inc.
Alpine Series Trust	Litman Gregory Funds Trust
Ambassador Funds	LKCM Funds
Artio Global Funds	LoCorr Investment Trust
Barrett Opportunity Fund, Inc.	Lord Asset Management Trust
Brandes Investment Trust	MainGate Trust
Brandywine Blue Fund, Inc.	Managed Portfolio Series
Brandywine Fund, Inc.	Matrix Advisors Value Fund, Inc.
Bridges Investment Fund, Inc.	Merger Fund
Brookfield Investment Funds	Monetta Fund, Inc.
Brown Advisory Funds	Monetta Trust
Buffalo Funds	Nicholas Family of Funds, Inc.
Country Mutual Funds Trust	Permanent Portfolio Family of Funds, Inc.
Cushing MLP Funds Trust	Perritt Funds, Inc.
DoubleLine Funds Trust	Perritt Microcap Opportunities Fund, Inc.
Empiric Funds, Inc.	PineBridge Mutual Funds
ETF Series Solutions	PRIMECAP Odyssey Funds
Evermore Funds Trust	Professionally Managed Portfolios
First American Funds, Inc.	Prospector Funds, Inc.
First American Investment Funds, Inc.	Purisima Funds
First American Strategy Funds, Inc.	Rainier Investment Management Mutual Funds
Fort Pitt Capital Funds	RBC Funds Trust
Glenmede Fund, Inc.	SCS Financial Funds
Glenmede Portfolios	Thompson Plumb Funds, Inc.
Greenspring Fund, Inc.	TIFF Investment Program, Inc.
Guinness Atkinson Funds	Trust for Professional Managers
Harding Loevner Funds, Inc.	USA Mutuals Funds
Hennessy Funds Trust	Wall Street Fund
Hennessy Funds, Inc.	Wexford Trust/PA
Hennessy Mutual Funds, Inc.	Wisconsin Capital Funds, Inc.
Hennessy SPARX Funds Trust	WY Funds

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(b)          To the best of Registrant’s knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name and Principal Business Address	Position and Offices with Quasar Distributors, LLC	Positions and Offices with Registrant
James R. Schoenike(1)	President, Board Member	None
Andrew M. Strnad(2)	Secretary	None
Joe D. Redwine(1)	Board Member	None
Robert Kern(1)	Board Member	None
Eric W. Falkeis(1)	Board Member	None
Susan LaFond(1)	Treasurer	None
Teresa Cowan(1)	Assistant Secretary	None
John Kinsella(3)	Assistant Treasurer	None
Brett Scribner(3)	Assistant Treasurer	None

(1)  This individual is located at 615 East Michigan Street, Milwaukee, Wisconsin, 53202.
(2) This individual is located at 6602 East 75th Street, Indianapolis, Indiana, 46250.
(3) This individual is located at 800 Nicollet Mall, Minneapolis, Minnesota, 55402.

(c)	Not Applicable.

Item 33.    Location of Accounts and Records.

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained at the following locations:

Records Relating to:	Are located at:

Registrant’s Fund Administrator, Fund Accountant and Transfer Agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 3rd Floor Milwaukee, Wisconsin 53202
Registrant’s Custodian	U.S. Bank National Association Custody Operations 1555 North River Center Drive, Suite 302 Milwaukee, Wisconsin 53212
Registrant’s Investment Adviser	Mutuals Advisors, Inc. 700 North Pearl Street, Suite 900 Dallas, Texas 75201
Registrant’s Distributor	Quasar Distributors, LLC 615 East Michigan Street, 4th Floor Milwaukee, Wisconsin 53202

Item 34.    Management Services

There are no management-related service contracts not discussed in Part A or Part B.

Item 35.    Undertakings

Not Applicable.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 27 to its Registration Statement meets all of the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment No. 27 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Milwaukee and State of Wisconsin, on the 27th day of July, 2012.

USA MUTUALS (Registrant)

By:     /s/ Jerry Szilagyi*
Jerry Szilagyi
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 27 to its Registration Statement has been signed below on July 27, 2012, by the following persons in the capacities indicated.

/s/ Jerry Szilagyi* Jerry Szilagyi	President
/s/ Joseph C. Neuberger Joseph C. Neuberger	Chairman and Trustee
/s/ Dr. Michael D. Akers* Dr. Michael D. Akers	Independent Trustee
/s/ Gary A. Drska* Gary A. Drska	Independent Trustee

* By /s/ Joseph C. Neuberger
               Joseph C. Neuberger
               Trustee and Chairperson
               *   Attorney-in-Fact pursuant to Power of Attorney
               previously filed with Registrant’s Post-Effective Amendment
               No. 24 to its Registration Statement on Form N-1A with the
              SEC on December 7, 2011, and is incorporated by reference.

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EXHIBIT INDEX

Exhibit	Exhibit No.

Amended and Restated By-Laws	EX.99.b
Amended and Restated Distribution Agreement	EX.99.e
Amended and Restated Custody Agreement	EX.99.g
Amended and Restated Fund Administration Servicing Agreement	EX.99.h.(i)
Amended and Restated Transfer Agent Servicing Agreement	EX.99.h.(ii)
Amended and Restated Fund Accounting Servicing Agreement	EX.99.h.(iii)
Consent of Counsel	EX.99.i.(iii)
Auditor’s Consent	EX.99.j.(i)
Mutuals Advisors, Inc. Code of Ethics	EX.99.p.(i)
Registrant’s Code of Ethics	EX.99.p.(ii)
Quasar Distributors, LLC Code of Ethics	EX.99.p.(iii)
Registrant’s Independent Trustees Code of Ethics	EX.99.p.(iv)